Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

May 31, 2021

STI-QTLY-0721
1.816022.116

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.1%
Alaska Communication Systems Group, Inc.	95,774	$317,970
Anterix, Inc. (a)(b)	16,962	838,941
AT&T, Inc.	11,060,871	325,521,434
ATN International, Inc.	17,036	805,292
Bandwidth, Inc. (a)(b)	34,033	4,025,764
Cincinnati Bell, Inc. (a)	84,225	1,297,065
Cogent Communications Group, Inc. (b)	66,520	5,028,912
Consolidated Communications Holdings, Inc. (a)	110,609	1,035,300
Globalstar, Inc. (a)(b)	1,067,098	1,707,357
IDT Corp. Class B (a)(b)	31,682	914,343
Iridium Communications, Inc. (a)	186,035	7,108,397
Liberty Global PLC:
Class A (a)	196,087	5,355,136
Class C (a)	574,952	15,650,193
Liberty Latin America Ltd.:
Class A (a)	54,858	782,824
Class C (a)(b)	264,040	3,796,895
Lumen Technologies, Inc. (b)	1,521,190	21,053,270
Ooma, Inc. (a)(b)	26,617	516,636
ORBCOMM, Inc. (a)	116,084	1,298,980
Radius Global Infrastructure, Inc. (a)	103,101	1,649,616
Verizon Communications, Inc.	6,413,989	362,326,239
Vonage Holdings Corp. (a)	359,408	4,952,642
		765,983,206
Entertainment - 1.8%
Activision Blizzard, Inc.	1,201,862	116,881,080
AMC Entertainment Holdings, Inc. Class A (a)(b)	579,508	15,136,749
Ballantyne of Omaha, Inc. (a)(b)	23,510	123,428
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	2,120	30,528
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	8,474	330,401
Cinedigm Corp. (a)	129,604	185,334
Cinemark Holdings, Inc. (a)(b)	166,755	3,778,668
CuriosityStream, Inc. Class A (a)(b)	29,085	328,661
Dolphin Entertainment, Inc. (a)(b)	7,242	61,992
Electronic Arts, Inc.	446,520	63,821,104
Gaia, Inc. Class A (a)(b)	15,337	178,063
Lions Gate Entertainment Corp.:
Class A (a)(b)	146,828	2,860,209
Class B (a)	119,348	2,074,268
Live Nation Entertainment, Inc. (a)	222,381	20,038,752
LiveXLive Media, Inc. (a)(b)	69,111	341,408
Madison Square Garden Entertainment Corp. (a)(b)	27,824	2,482,736
Madison Square Garden Sports Corp. (a)	26,905	4,978,501
Marcus Corp. (a)(b)	41,151	868,698
Motorsport Games, Inc. Class A	2,616	42,484
Netflix, Inc. (a)	686,908	345,384,211
Playtika Holding Corp.	108,982	2,989,376
Reading International, Inc. Class A (a)	16,881	110,739
Roku, Inc. Class A (a)	172,176	59,695,141
Sciplay Corp. (A Shares) (a)(b)	39,902	688,310
Skillz, Inc. (a)(b)	359,966	6,115,822
Take-Two Interactive Software, Inc. (a)	179,339	33,278,145
The Walt Disney Co. (a)	2,814,479	502,806,673
Warner Music Group Corp. Class A	141,176	5,066,807
World Wrestling Entertainment, Inc. Class A (b)	76,178	4,253,780
Zynga, Inc. (a)	1,573,367	17,055,298
		1,211,987,366
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	466,301	1,099,001,512
Class C (a)	446,972	1,077,899,796
ANGI Homeservices, Inc. Class A (a)	120,975	1,715,426
Autoweb, Inc. (a)(b)	6,653	19,028
Bumble, Inc.	77,109	3,679,641
CarGurus, Inc. Class A (a)	136,717	3,858,154
Cars.com, Inc. (a)	110,752	1,618,087
DHI Group, Inc. (a)(b)	99,689	319,005
Eventbrite, Inc. (a)	114,588	2,326,136
EverQuote, Inc. Class A (a)(b)	14,318	451,447
Facebook, Inc. Class A (a)	3,730,077	1,226,188,212
IAC (a)	129,069	20,582,633
Izea Worldwide, Inc. (a)(b)	76,210	211,864
Kubient, Inc.	10,430	54,132
Liberty TripAdvisor Holdings, Inc. (a)	107,591	512,133
Match Group, Inc. (a)	417,732	59,894,414
MediaAlpha, Inc. Class A	25,110	1,062,655
Pinterest, Inc. Class A (a)	827,029	54,004,994
QuinStreet, Inc. (a)	76,551	1,386,339
Snap, Inc. Class A (a)	1,435,465	89,171,086
Super League Gaming, Inc. (a)	30,818	140,838
Travelzoo, Inc. (a)(b)	7,598	126,431
TripAdvisor, Inc. (a)	151,891	6,599,664
TrueCar, Inc. (a)	153,372	906,429
Twitter, Inc. (a)	1,236,813	71,735,154
Vimeo, Inc. (a)	209,543	8,800,806
Yelp, Inc. (a)(b)	108,283	4,343,231
Zedge, Inc. (a)	10,522	130,473
Zillow Group, Inc.:
Class A (a)	94,771	11,210,462
Class C (a)(b)	200,683	23,544,130
Zoominfo Technologies, Inc.	149,086	6,534,439
		3,778,028,751
Media - 1.4%
A.H. Belo Corp. Class A	15,639	28,307
Advantage Solutions, Inc. Class A (a)(b)	170,835	2,152,521
Altice U.S.A., Inc. Class A (a)	373,562	13,470,646
AMC Networks, Inc. Class A (a)(b)	49,102	2,635,795
Audacy, Inc. Class A (a)	191,452	832,816
Boston Omaha Corp. (a)(b)	24,875	762,668
Cable One, Inc.	8,346	15,152,664
Cardlytics, Inc. (a)	48,103	5,125,375
Cbdmd, Inc. (a)	50,529	153,103
Charter Communications, Inc. Class A (a)	219,112	152,179,857
Clear Channel Outdoor Holdings, Inc. (a)	709,950	1,696,781
Comcast Corp. Class A	7,087,246	406,382,686
comScore, Inc. (a)	92,260	369,040
Cumulus Media, Inc. (a)	23,165	254,352
Daily Journal Corp. (a)(b)	2,118	676,701
Digital Media Solutions, Inc. Class A (a)(b)	14,065	150,496
Discovery Communications, Inc.:
Class A (a)(b)	231,833	7,444,158
Class C (non-vtg.) (a)	474,203	14,249,800
DISH Network Corp. Class A (a)	385,282	16,767,473
E.W. Scripps Co. Class A (b)	87,871	1,863,744
Emerald Expositions Events, Inc. (a)(b)	42,037	237,509
Entravision Communication Corp. Class A	94,991	443,608
Fluent, Inc. (a)(b)	74,191	214,412
Fox Corp.:
Class A	652,366	24,365,870
Class B	102,891	3,732,885
Gannett Co., Inc. (a)(b)	195,655	1,003,710
Gray Television, Inc.	135,384	3,149,032
Hemisphere Media Group, Inc. (a)	19,748	244,283
iHeartMedia, Inc. (a)	182,236	4,229,698
Insignia Systems, Inc. (a)(b)	507	3,671
Interpublic Group of Companies, Inc.	606,685	20,439,218
John Wiley & Sons, Inc. Class A	70,134	4,445,093
Lee Enterprises, Inc. (a)(b)	8,452	246,038
Liberty Broadband Corp.:
Class A (a)	18,970	3,074,278
Class C (a)	344,977	57,366,225
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	24,095	672,732
Liberty Braves Class C (a)	62,805	1,717,717
Liberty Formula One Group Series C (a)	324,006	14,466,868
Liberty Media Class A (a)	32,992	1,321,000
Liberty SiriusXM Series A (a)	8,788	383,684
Liberty SiriusXM Series C (a)	381,626	16,604,547
Loral Space & Communications Ltd.	20,010	757,379
Magnite, Inc. (a)(b)	177,587	5,274,334
Marchex, Inc. Class B (a)	35,256	89,903
MDC Partners, Inc. Class A (a)	94,948	442,458
Mediaco Holding, Inc. (a)	178	539
Meredith Corp. (a)	61,937	2,086,038
MSG Network, Inc. Class A (a)	65,173	1,004,968
National CineMedia, Inc.	107,997	522,705
News Corp.:
Class A	664,061	17,923,006
Class B	124,438	3,196,812
Nexstar Broadcasting Group, Inc. Class A	67,568	10,264,255
Omnicom Group, Inc.	331,435	27,257,214
Saga Communications, Inc. Class A (a)(b)	7,361	173,793
Salem Communications Corp. Class A (a)(b)	7,646	15,368
Scholastic Corp.	42,704	1,438,271
Sinclair Broadcast Group, Inc. Class A (b)	77,434	2,608,751
Sirius XM Holdings, Inc. (b)	1,799,616	11,247,600
SRAX, Inc. (a)	18,248	90,328
SRAX, Inc. rights 12/31/20 (a)(c)	7,116	1,281
TechTarget, Inc. (a)(b)	37,197	2,615,321
Tegna, Inc.	336,572	6,526,131
The New York Times Co. Class A	228,249	9,773,622
Thryv Holdings, Inc. (a)	5,990	173,710
Townsquare Media, Inc.	7,785	107,667
Urban One, Inc.:
Class A (a)(b)	5,499	40,418
Class D (non-vtg.) (a)	22,803	109,454
ViacomCBS, Inc.:
Class A (b)	23,636	1,100,019
Class B	901,602	38,245,957
WideOpenWest, Inc. (a)	73,189	1,220,061
		945,018,424
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	71,959	1,005,987
Gogo, Inc. (a)(b)	77,671	1,057,879
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	74,822	3,732,870
Spok Holdings, Inc.	30,552	356,542
T-Mobile U.S., Inc.	905,168	128,036,014
Telephone & Data Systems, Inc.	152,977	3,934,568
U.S. Cellular Corp. (a)	20,827	786,219
		139,233,478

TOTAL COMMUNICATION SERVICES		6,840,251,225

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.3%
Adient PLC (a)	143,640	7,190,618
American Axle & Manufacturing Holdings, Inc. (a)	183,058	2,050,250
Aptiv PLC (a)	419,189	63,054,409
Autoliv, Inc. (b)	120,495	12,776,085
BorgWarner, Inc. (b)	370,315	18,993,456
Cooper Tire & Rubber Co.	78,204	4,643,754
Cooper-Standard Holding, Inc. (a)	28,839	858,249
Dana, Inc.	222,087	6,025,220
Dorman Products, Inc. (a)	43,378	4,441,040
Fox Factory Holding Corp. (a)	64,619	10,046,962
Gentex Corp.	379,635	13,477,043
Gentherm, Inc. (a)	49,812	3,612,864
Horizon Global Corp. (a)(b)	37,011	361,597
LCI Industries	38,648	5,760,484
Lear Corp.	84,057	16,253,262
Luminar Technologies, Inc. (a)(b)	298,088	6,113,785
Modine Manufacturing Co. (a)	80,051	1,408,097
Motorcar Parts of America, Inc. (a)(b)	28,082	656,276
Patrick Industries, Inc. (b)	34,257	2,935,825
QuantumScape Corp. Class A (a)(b)	215,178	5,570,958
Standard Motor Products, Inc.	32,227	1,450,860
Stoneridge, Inc. (a)	42,614	1,297,170
Strattec Security Corp. (a)	4,907	246,331
Superior Industries International, Inc. (a)	42,371	296,597
Sypris Solutions, Inc. (a)	11,882	39,092
Tenneco, Inc. (a)	96,053	1,506,111
The Goodyear Tire & Rubber Co. (a)	359,307	7,125,058
Veoneer, Inc. (a)(b)	145,314	3,439,582
Visteon Corp. (a)	43,244	5,295,660
XL Fleet Corp. (Class A) (a)(b)	182,493	1,259,202
XPEL, Inc. (a)(b)	26,707	2,189,974
		210,375,871
Automobiles - 1.5%
Arcimoto, Inc. (a)(b)	34,685	338,179
AYRO, Inc. (a)(b)	34,158	167,033
Canoo, Inc. (a)(b)	248,033	1,964,421
Fisker, Inc. (a)(b)	233,031	3,089,991
Ford Motor Co. (a)	6,042,737	87,800,969
General Motors Co. (a)	1,966,346	116,623,981
Harley-Davidson, Inc.	238,112	11,541,289
Lordstown Motors Corp. (a)(b)	175,501	1,737,460
Tesla, Inc. (a)	1,190,771	744,493,845
Thor Industries, Inc.	85,066	10,463,118
Winnebago Industries, Inc. (b)	53,073	3,925,279
Workhorse Group, Inc. (a)(b)	171,092	1,603,132
		983,748,697
Distributors - 0.1%
Core-Mark Holding Co., Inc.	69,840	3,202,862
Educational Development Corp.	4,042	58,205
Funko, Inc. (a)	32,070	841,838
Genuine Parts Co.	223,662	29,326,561
LKQ Corp. (a)	436,865	22,262,640
Pool Corp.	62,464	27,268,659
Weyco Group, Inc. (b)	9,583	197,218
		83,157,983
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	77,585	2,822,542
American Public Education, Inc. (a)	28,012	784,336
Aspen Group, Inc./Co. (a)(b)	21,363	124,333
Bright Horizons Family Solutions, Inc. (a)	93,409	12,911,926
Carriage Services, Inc.	23,992	920,333
Chegg, Inc. (a)	215,981	16,611,099
Frontdoor, Inc. (a)	132,814	7,132,112
Graham Holdings Co.	6,298	4,172,677
Grand Canyon Education, Inc. (a)	73,149	6,652,170
H&R Block, Inc.	291,850	7,243,717
Houghton Mifflin Harcourt Co. (a)(b)	191,531	1,903,818
Laureate Education, Inc. Class A (a)	151,571	2,214,452
Lincoln Educational Services Corp. (a)	31,176	241,614
OneSpaWorld Holdings Ltd. (b)	80,572	903,212
Perdoceo Education Corp. (a)	108,375	1,321,091
Regis Corp. (a)(b)	39,837	364,110
Select Interior Concepts, Inc. (a)	30,016	335,579
Service Corp. International	262,259	13,904,972
StoneMor, Inc. (a)	184,598	383,964
Strategic Education, Inc. (b)	37,280	2,640,915
Stride, Inc. (a)(b)	63,038	1,694,461
Terminix Global Holdings, Inc. (a)	203,983	10,064,521
Universal Technical Institute, Inc. (a)	46,086	278,820
Vivint Smart Home, Inc. Class A (a)	64,246	893,662
WW International, Inc. (a)	71,928	2,826,770
Xpresspa Group, Inc. (a)(b)	140,249	194,946
Zovio, Inc. (a)	36,795	86,468
		99,628,620
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	81,607	1,070,684
Airbnb, Inc. Class A	113,348	15,914,059
Allied Esports Entertainment, Inc. (a)(b)	25,037	58,086
ARAMARK Holdings Corp.	392,609	14,663,946
Bally's Corp. (a)(b)	44,559	2,585,759
BBQ Holdings, Inc. (a)	10,380	138,988
Biglari Holdings, Inc. (a)	174	142,635
Biglari Holdings, Inc. (a)	1,764	282,540
BJ's Restaurants, Inc. (a)(b)	34,231	1,892,290
Bloomin' Brands, Inc. (a)	130,439	3,854,472
Bluegreen Vacations Holding Corp. Class A (a)	30,106	631,925
Boyd Gaming Corp. (a)	123,400	7,945,726
Brinker International, Inc. (a)	68,641	4,217,989
BurgerFi International, Inc. (a)(b)	21,228	224,380
Caesars Entertainment, Inc. (a)	323,369	34,745,999
Carnival Corp. (a)	1,234,388	36,488,509
Carrols Restaurant Group, Inc. (a)	60,237	356,001
Century Casinos, Inc. (a)	39,038	546,142
Chipotle Mexican Grill, Inc. (a)	43,625	59,852,628
Choice Hotels International, Inc.	45,386	5,487,621
Churchill Downs, Inc.	54,317	10,837,871
Chuy's Holdings, Inc. (a)(b)	28,759	1,192,061
Cracker Barrel Old Country Store, Inc.	37,077	5,847,784
Darden Restaurants, Inc.	203,197	29,103,906
Dave & Buster's Entertainment, Inc. (a)	72,960	3,084,749
Del Taco Restaurants, Inc.	63,136	641,462
Denny's Corp. (a)	103,084	1,812,217
Dine Brands Global, Inc. (a)(b)	24,886	2,362,926
Domino's Pizza, Inc.	60,182	25,689,890
Dover Motorsports, Inc.	7,047	15,856
DraftKings, Inc. Class A (a)(b)	497,684	24,859,316
Drive Shack, Inc. (a)	119,769	360,505
El Pollo Loco Holdings, Inc. (a)	26,883	453,247
Esports Entertainment Group, Inc. (a)(b)	14,821	169,256
Everi Holdings, Inc. (a)(b)	137,467	2,849,691
Expedia, Inc. (a)	214,647	37,981,787
Extended Stay America, Inc. unit	251,851	4,963,983
Fiesta Restaurant Group, Inc. (a)(b)	35,860	487,337
Full House Resorts, Inc. (a)	33,986	382,682
Golden Entertainment, Inc. (a)	31,438	1,340,516
Golden Nugget Online Gaming, Inc. (a)(b)	78,948	1,038,956
Good Times Restaurants, Inc. (a)	5,599	23,684
Hall of Fame Resort & Entertainment Co. (a)(b)	69,891	255,102
Hilton Grand Vacations, Inc. (a)	133,118	6,087,486
Hilton Worldwide Holdings, Inc. (a)	429,878	53,850,817
Hyatt Hotels Corp. Class A (a)	57,908	4,521,457
Inspired Entertainment, Inc. (a)(b)	21,990	252,005
J. Alexanders Holdings, Inc. (a)(b)	14,499	174,133
Jack in the Box, Inc.	35,134	3,991,222
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,622	241,634
Las Vegas Sands Corp. (a)	507,615	29,314,766
Lindblad Expeditions Holdings (a)	44,975	765,475
Luby's, Inc. (a)	10,306	38,029
Marriott International, Inc. Class A (a)	412,241	59,189,563
Marriott Vacations Worldwide Corp. (a)	63,083	10,868,570
McDonald's Corp.	1,155,503	270,260,597
MGM Resorts International	638,547	27,374,510
Monarch Casino & Resort, Inc. (a)	20,944	1,494,564
Nathan's Famous, Inc.	6,187	399,495
Noodles & Co. (a)	50,229	646,950
Norwegian Cruise Line Holdings Ltd. (a)(b)	557,556	17,786,036
Papa John's International, Inc.	51,783	4,865,013
Penn National Gaming, Inc. (a)	230,596	18,901,954
Planet Fitness, Inc. (a)	127,119	10,013,164
Playa Hotels & Resorts NV (a)	165,365	1,208,818
PlayAGS, Inc. (a)	60,755	618,486
Potbelly Corp. (a)	36,935	254,482
Rave Restaurant Group, Inc. (a)	6,403	9,540
RCI Hospitality Holdings, Inc.	12,368	958,520
Red Robin Gourmet Burgers, Inc. (a)	25,958	930,854
Red Rock Resorts, Inc. (a)	109,460	4,898,335
Royal Caribbean Cruises Ltd. (a)	338,535	31,575,159
Rush Street Interactive, Inc. (a)(b)	87,753	1,089,015
Ruth's Hospitality Group, Inc. (a)(b)	49,781	1,201,713
Scientific Games Corp. Class A (a)	86,270	6,258,026
SeaWorld Entertainment, Inc. (a)	80,311	4,371,328
Shake Shack, Inc. Class A (a)	55,765	5,240,795
Six Flags Entertainment Corp. (a)	121,554	5,522,198
Starbucks Corp.	1,824,499	207,773,946
Target Hospitality Corp. (a)	59,831	230,349
Texas Roadhouse, Inc. Class A	101,941	10,266,478
The Booking Holdings, Inc. (a)	63,517	149,998,571
The Cheesecake Factory, Inc. (a)(b)	64,917	3,818,418
The ONE Group Hospitality, Inc. (a)	28,961	310,462
Travel+Leisure Co.	133,107	8,671,921
Vail Resorts, Inc. (a)	62,594	20,460,727
Wendy's Co.	277,871	6,452,165
Wingstop, Inc.	45,866	6,544,161
Wyndham Hotels & Resorts, Inc.	144,050	10,812,393
Wynn Resorts Ltd. (a)	161,629	21,314,016
Yum! Brands, Inc.	464,094	55,677,357
		1,434,360,836
Household Durables - 0.6%
Aterian, Inc. (a)(b)	15,080	270,686
Bassett Furniture Industries, Inc.	12,880	390,135
Beazer Homes U.S.A., Inc. (a)	48,298	1,149,975
Casper Sleep, Inc. (a)	34,292	313,086
Cavco Industries, Inc. (a)	12,952	2,865,889
Century Communities, Inc.	45,755	3,723,542
Comstock Holding Companies, Inc. (a)(b)	1,055	6,731
D.R. Horton, Inc.	512,328	48,819,735
Dixie Group, Inc. (a)	7,832	21,930
Dream Finders Homes, Inc. (b)	16,965	538,978
Emerson Radio Corp. (a)	16,730	18,905
Ethan Allen Interiors, Inc.	37,945	1,095,472
Flexsteel Industries, Inc.	18,067	839,754
Garmin Ltd.	231,087	32,869,815
GoPro, Inc. Class A (a)(b)	212,582	2,385,170
Green Brick Partners, Inc. (a)	80,012	1,867,480
Hamilton Beach Brands Holding Co. Class A	10,452	263,390
Helen of Troy Ltd. (a)(b)	38,373	8,076,749
Hooker Furniture Corp.	18,614	667,312
Hovnanian Enterprises, Inc. Class A (a)	7,272	1,035,751
Installed Building Products, Inc. (b)	35,249	4,180,531
iRobot Corp. (a)(b)	44,313	4,329,380
KB Home (b)	137,042	6,414,936
Koss Corp. (a)(b)	5,153	118,880
La-Z-Boy, Inc.	70,110	2,890,635
Landsea Homes Corp. (a)	14,492	130,573
Legacy Housing Corp. (a)(b)	6,771	128,920
Leggett & Platt, Inc.	204,100	11,231,623
Lennar Corp.:
Class A	407,475	40,344,100
Class B	47,782	3,741,808
LGI Homes, Inc. (a)	33,555	6,067,080
Lifetime Brands, Inc.	12,178	182,670
Lovesac (a)(b)	16,591	1,377,385
M.D.C. Holdings, Inc.	84,583	4,901,585
M/I Homes, Inc. (a)	44,516	3,139,268
Meritage Homes Corp. (a)	57,152	6,153,556
Mohawk Industries, Inc. (a)	91,330	19,241,404
New Home Co., Inc. (a)	12,535	80,224
Newell Brands, Inc.	580,761	16,662,033
Nova LifeStyle, Inc. (a)	3,687	11,024
NVR, Inc. (a)	5,363	26,210,214
PulteGroup, Inc.	411,304	23,769,258
Purple Innovation, Inc. (a)(b)	91,129	2,598,999
Skyline Champion Corp. (a)	78,724	3,987,371
Sonos, Inc. (a)	144,817	5,358,229
Taylor Morrison Home Corp. (a)	196,500	5,820,330
Tempur Sealy International, Inc.	293,398	11,295,823
Toll Brothers, Inc.	174,390	11,377,204
TopBuild Corp. (a)	51,253	10,150,657
TRI Pointe Homes, Inc. (a)	189,351	4,567,146
Tupperware Brands Corp. (a)(b)	76,280	1,955,819
Turtle Beach Corp. (a)(b)	23,065	763,452
Universal Electronics, Inc. (a)	23,102	1,156,486
VOXX International Corp. (a)	27,867	419,120
Vuzix Corp. (a)(b)	77,990	1,361,705
Whirlpool Corp.	96,968	22,990,143
ZAGG, Inc. rights (a)(c)	43,858	3,947
		372,334,003
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	39,271	1,196,587
Amazon.com, Inc. (a)	663,703	2,139,161,228
Blue Apron Holdings, Inc. Class A (a)(b)	20,436	102,180
CarParts.com, Inc. (a)(b)	54,785	895,187
Chewy, Inc. (a)(b)	119,850	8,823,357
ContextLogic, Inc. (b)	82,554	655,479
Doordash, Inc. (b)	53,133	7,984,827
Duluth Holdings, Inc. (a)(b)	15,571	250,693
eBay, Inc.	1,003,719	61,106,413
Etsy, Inc. (a)	195,102	32,139,152
Groupon, Inc. (a)	35,364	1,670,949
GrubHub, Inc. (a)	143,391	8,619,233
iMedia Brands, Inc. (a)(b)	12,447	123,225
Lands' End, Inc. (a)	28,406	727,478
Leaf Group Ltd. (a)	39,334	331,979
Liquidity Services, Inc. (a)	40,743	974,165
Overstock.com, Inc. (a)(b)	66,995	5,723,383
PetMed Express, Inc. (b)	33,067	955,636
Porch Group, Inc. Class A (a)(b)	118,909	2,035,722
Poshmark, Inc. (b)	11,996	557,814
PubMatic, Inc. (b)	12,185	360,310
Quotient Technology, Inc. (a)	129,357	1,521,238
Qurate Retail, Inc. Series A	583,287	7,950,202
Remark Holdings, Inc. (a)(b)	139,324	232,671
Revolve Group, Inc. (a)(b)	52,708	2,922,132
RumbleON, Inc. Class B (a)	1,801	72,778
Shutterstock, Inc. (b)	33,135	3,007,001
Stamps.com, Inc. (a)(b)	28,268	5,305,338
Stitch Fix, Inc. (a)(b)	89,423	4,780,554
The RealReal, Inc. (a)	92,286	1,612,236
Waitr Holdings, Inc. (a)	137,727	279,586
Wayfair LLC Class A (a)(b)	113,652	34,838,884
		2,336,917,617
Leisure Products - 0.2%
Acushnet Holdings Corp. (b)	51,511	2,740,385
American Outdoor Brands, Inc. (a)	21,630	692,809
AMMO, Inc. (b)	98,252	674,009
Brunswick Corp.	120,700	12,339,161
Callaway Golf Co.	146,334	5,402,651
Clarus Corp.	34,795	824,294
Escalade, Inc. (b)	10,156	248,314
Genius Brands International, Inc. (a)(b)	425,203	748,357
Hasbro, Inc.	197,559	18,959,737
JAKKS Pacific, Inc. (a)	2,570	22,051
Johnson Outdoors, Inc. Class A	10,974	1,340,913
Malibu Boats, Inc. Class A (a)	32,668	2,561,825
Marine Products Corp.	48,018	779,812
MasterCraft Boat Holdings, Inc. (a)	30,461	845,597
Mattel, Inc. (a)	539,188	11,436,177
Nautilus, Inc. (a)(b)	46,138	830,945
Peloton Interactive, Inc. Class A (a)	408,100	45,017,511
Polaris, Inc.	90,268	11,844,967
Smith & Wesson Brands, Inc. (b)	86,572	1,840,521
Sturm, Ruger & Co., Inc. (b)	27,008	2,132,012
Vista Outdoor, Inc. (a)	90,430	3,941,844
YETI Holdings, Inc. (a)(b)	115,945	10,156,782
		135,380,674
Multiline Retail - 0.5%
Big Lots, Inc. (b)	54,004	3,291,004
Dillard's, Inc. Class A (b)	12,272	1,618,800
Dollar General Corp.	378,445	76,809,197
Dollar Tree, Inc. (a)	363,265	35,418,338
Franchise Group, Inc. (b)	42,510	1,570,319
Kohl's Corp.	241,004	13,373,312
Macy's, Inc. (a)	483,455	8,837,557
Nordstrom, Inc. (a)	171,278	5,744,664
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	86,802	7,503,165
Target Corp.	776,976	176,311,394
		330,477,750
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	103,189	4,406,170
Academy Sports & Outdoors, Inc.	61,045	2,229,974
Advance Auto Parts, Inc.	100,306	19,031,057
America's Car Mart, Inc. (a)	10,463	1,720,013
American Eagle Outfitters, Inc. (b)	234,232	8,298,840
Arko Corp. (a)	126,616	1,328,202
Asbury Automotive Group, Inc. (a)	30,100	5,968,529
At Home Group, Inc. (a)	83,193	3,123,065
AutoNation, Inc. (a)	85,327	8,714,447
AutoZone, Inc. (a)	34,202	48,108,533
Barnes & Noble Education, Inc. (a)	70,687	577,513
Bed Bath & Beyond, Inc. (a)(b)	187,646	5,252,212
Best Buy Co., Inc.	358,086	41,623,917
Big 5 Sporting Goods Corp. (b)	32,469	998,422
Blink Charging Co. (a)(b)	46,770	1,590,180
Boot Barn Holdings, Inc. (a)	44,851	3,426,168
Build-A-Bear Workshop, Inc. (a)	23,020	351,515
Burlington Stores, Inc. (a)	102,546	33,160,300
Caleres, Inc. (b)	68,876	1,727,410
Camping World Holdings, Inc. (b)	58,633	2,602,719
CarLotz, Inc. Class A (a)(b)	137,648	602,898
CarMax, Inc. (a)	250,367	28,839,775
Carvana Co. Class A (a)(b)	96,772	25,653,289
Chico's FAS, Inc. (a)	202,946	943,699
Citi Trends, Inc. (a)	15,082	1,256,934
Conn's, Inc. (a)	29,861	692,477
Designer Brands, Inc. Class A (a)(b)	88,802	1,553,147
Dick's Sporting Goods, Inc. (b)	102,503	9,997,118
Envela Corp. (a)	402	1,721
Express, Inc.(a)	96,752	415,066
Five Below, Inc. (a)	86,913	16,002,422
Floor & Decor Holdings, Inc. Class A (a)	162,057	15,931,824
Foot Locker, Inc.	162,760	10,301,080
GameStop Corp. Class A (a)(b)	84,420	18,741,240
Gap, Inc.	320,701	10,727,448
Genesco, Inc. (a)	26,115	1,436,325
Group 1 Automotive, Inc. (b)	26,596	4,241,530
GrowGeneration Corp. (a)(b)	73,057	3,244,461
Guess?, Inc.	66,366	1,949,169
Haverty Furniture Companies, Inc. (b)	27,351	1,256,505
Hibbett Sports, Inc. (a)	25,777	2,184,859
J.Jill, Inc. (a)(b)	3,463	66,316
Kirkland's, Inc. (a)	25,171	647,146
L Brands, Inc.	360,693	25,201,620
Lazydays Holdings, Inc. (a)(b)	12,717	294,780
Leslie's, Inc. (b)	103,515	3,018,497
Lithia Motors, Inc. Class A (sub. vtg.)	46,114	16,231,667
LMP Automotive Holdings, Inc. (a)(b)	8,069	121,842
Lowe's Companies, Inc.	1,133,352	220,810,970
Lumber Liquidators Holdings, Inc. (a)(b)	44,262	1,008,288
MarineMax, Inc. (a)(b)	32,688	1,681,144
Monro, Inc. (b)	49,517	3,086,890
Murphy U.S.A., Inc.	39,982	5,389,973
National Vision Holdings, Inc. (a)(b)	126,120	6,264,380
O'Reilly Automotive, Inc. (a)	108,806	58,224,267
OneWater Marine, Inc. Class A (a)	15,654	770,803
Party City Holdco, Inc. (a)(b)	171,416	1,582,170
Penske Automotive Group, Inc.	51,987	4,449,567
Petco Health & Wellness Co., Inc. (b)	112,357	2,544,886
Rent-A-Center, Inc.	76,097	4,703,556
RH (a)(b)	24,991	16,020,481
Ross Stores, Inc.	550,543	69,583,130
Sally Beauty Holdings, Inc. (a)(b)	175,218	3,821,505
Shift Technologies, Inc. Class A (a)(b)	142,612	1,009,693
Shoe Carnival, Inc. (b)	15,116	1,020,481
Signet Jewelers Ltd. (a)	82,304	4,985,976
Sleep Number Corp. (a)	38,662	4,310,426
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	34,230	1,650,913
Sportsman's Warehouse Holdings, Inc. (a)	71,936	1,280,461
The Aaron's Co., Inc.	50,627	1,821,053
The Buckle, Inc. (b)	46,567	1,961,402
The Cato Corp. Class A (sub. vtg.)	41,620	643,445
The Children's Place Retail Stores, Inc. (a)(b)	24,987	2,323,541
The Container Store Group, Inc. (a)(b)	28,542	387,030
The Home Depot, Inc.	1,669,033	532,271,314
The ODP Corp. (a)	81,864	3,580,731
Tilly's, Inc. (a)	36,368	496,787
TJX Companies, Inc.	1,859,523	125,592,183
Tractor Supply Co.	179,893	32,686,558
TravelCenters of America LLC (a)	22,255	636,938
Ulta Beauty, Inc. (a)	87,070	30,070,495
Urban Outfitters, Inc. (a)	108,681	4,255,948
Vroom, Inc. (b)	53,058	2,345,694
Williams-Sonoma, Inc.	119,157	20,201,878
Winmark Corp.	4,695	919,375
Zumiez, Inc. (a)(b)	31,449	1,378,095
		1,571,566,468
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	232,773	13,200,557
Carter's, Inc. (b)	66,773	6,826,872
Charles & Colvard Ltd. (a)	34,272	88,764
Columbia Sportswear Co.	48,008	4,931,862
Crocs, Inc. (a)	102,822	10,409,699
Crown Crafts, Inc.	1,486	11,517
Culp, Inc.	14,133	230,651
Deckers Outdoor Corp. (a)	43,689	14,655,038
Delta Apparel, Inc. (a)	10,797	337,730
Fossil Group, Inc. (a)	73,749	1,041,336
G-III Apparel Group Ltd. (a)(b)	70,446	2,327,536
Hanesbrands, Inc.	540,738	10,566,021
Iconix Brand Group, Inc. (a)	7,172	16,209
Kontoor Brands, Inc. (b)	72,090	4,615,202
Lakeland Industries, Inc. (a)(b)	10,472	264,104
Levi Strauss & Co. Class A	119,271	3,191,692
lululemon athletica, Inc. (a)	183,887	59,419,406
Movado Group, Inc.	27,839	771,975
NIKE, Inc. Class B	1,971,309	269,004,826
Oxford Industries, Inc.	27,906	2,672,000
PLBY Group, Inc. (a)(b)	31,183	1,421,009
PVH Corp. (a)	110,530	12,691,055
Ralph Lauren Corp.	75,019	9,308,358
Rocky Brands, Inc.	10,160	592,531
Sequential Brands Group, Inc. (a)(b)	1,459	10,899
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	211,320	10,037,700
Steven Madden Ltd.	120,378	4,983,649
Superior Group of Companies, Inc. (b)	16,600	423,798
Tapestry, Inc. (a)	426,262	19,134,901
Under Armour, Inc.:
Class A (sub. vtg.) (a)	332,642	7,511,056
Class C (non-vtg.) (a)	249,648	4,758,291
Unifi, Inc. (a)	23,352	642,881
Vera Bradley, Inc. (a)	33,550	385,154
VF Corp.	497,089	39,627,935
Vince Holding Corp. (a)	3,162	36,395
Wolverine World Wide, Inc. (b)	127,714	4,656,452
		520,805,061

TOTAL CONSUMER DISCRETIONARY		8,078,753,580

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Alkaline Water Co., Inc. (a)(b)	59,159	69,216
Boston Beer Co., Inc. Class A (a)	14,144	14,966,615
Brown-Forman Corp.:
Class A	74,968	5,622,600
Class B (non-vtg.)	292,472	23,503,050
Celsius Holdings, Inc. (a)(b)	44,064	2,887,955
Coca-Cola Bottling Co. Consolidated	6,884	2,787,469
Constellation Brands, Inc. Class A (sub. vtg.)	264,116	63,313,888
Keurig Dr. Pepper, Inc. (b)	897,744	33,180,618
MGP Ingredients, Inc. (b)	20,436	1,424,185
Molson Coors Beverage Co. Class B (a)	290,838	16,961,672
Monster Beverage Corp. (a)	573,298	54,044,802
National Beverage Corp. (b)	37,110	1,852,902
Newage, Inc. (a)(b)	192,160	455,419
PepsiCo, Inc.	2,138,938	316,434,488
REED'S, Inc. (a)(b)	103,117	102,086
The Coca-Cola Co.	6,013,754	332,500,459
Willamette Valley Vineyards, Inc. (a)	6,462	92,859
		870,200,283
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	70,943	1,361,396
Andersons, Inc.	49,516	1,538,957
BJ's Wholesale Club Holdings, Inc. (a)(b)	211,654	9,479,983
Casey's General Stores, Inc.	58,280	12,870,555
Chefs' Warehouse Holdings (a)	48,209	1,482,909
Costco Wholesale Corp.	686,544	259,698,999
Grocery Outlet Holding Corp. (a)(b)	138,195	4,708,304
HF Foods Group, Inc. (a)(b)	51,019	311,726
Ingles Markets, Inc. Class A (b)	22,175	1,373,520
Kroger Co.	1,179,302	43,610,588
Natural Grocers by Vitamin Cottage, Inc.	14,534	174,263
Performance Food Group Co. (a)	207,506	10,402,276
PriceSmart, Inc.	35,704	3,152,663
Rite Aid Corp. (a)(b)	84,039	1,535,393
SpartanNash Co. (b)	56,475	1,184,281
Sprouts Farmers Market LLC (a)(b)	185,834	4,943,184
Sysco Corp.	789,685	63,964,485
U.S. Foods Holding Corp. (a)	340,125	13,244,468
United Natural Foods, Inc. (a)(b)	87,870	3,335,545
Village Super Market, Inc. Class A (b)	10,604	255,662
Walgreens Boots Alliance, Inc.	1,113,876	58,656,710
Walmart, Inc.	2,148,701	305,180,003
Weis Markets, Inc. (b)	28,274	1,438,581
		803,904,451
Food Products - 1.0%
Alico, Inc.	3,906	124,992
AppHarvest, Inc. (a)(b)	112,964	1,880,851
Arcadia Biosciences, Inc. (a)	10,882	30,796
Archer Daniels Midland Co.	864,578	57,520,374
B&G Foods, Inc. Class A (b)	103,217	3,158,440
Beyond Meat, Inc. (a)(b)	77,402	11,255,799
Bunge Ltd.	215,038	18,669,599
Cal-Maine Foods, Inc. (a)(b)	61,762	2,156,111
Calavo Growers, Inc.	25,925	1,845,860
Campbell Soup Co.	311,000	15,136,370
Coffee Holding Co., Inc. (a)	10,373	61,512
Conagra Brands, Inc.	756,270	28,813,887
Darling Ingredients, Inc. (a)	252,549	17,289,505
Farmer Brothers Co. (a)(b)	19,225	231,469
Flowers Foods, Inc.	308,143	7,423,165
Fresh Del Monte Produce, Inc.	48,021	1,607,263
Freshpet, Inc. (a)	66,295	11,722,282
General Mills, Inc.	950,461	59,745,978
Hormel Foods Corp. (b)	432,412	20,989,278
Hostess Brands, Inc. Class A (a)(b)	197,902	3,103,103
Ingredion, Inc.	102,763	9,755,292
J&J Snack Foods Corp. (b)	23,519	4,129,466
John B. Sanfilippo & Son, Inc.	14,429	1,346,370
Kellogg Co. (b)	391,107	25,613,597
Laird Superfood, Inc. (b)	5,131	167,681
Lamb Weston Holdings, Inc.	226,380	18,674,086
Lancaster Colony Corp.	31,544	5,888,318
Landec Corp. (a)(b)	46,512	556,749
Lifeway Foods, Inc. (a)	1,384	7,903
Limoneira Co.	21,703	407,799
McCormick & Co., Inc. (non-vtg.)	385,839	34,362,821
Mission Produce, Inc.	9,389	190,691
Mondelez International, Inc.	2,188,382	139,027,908
Pilgrim's Pride Corp. (a)	73,553	1,768,214
Post Holdings, Inc. (a)	92,317	10,665,383
RiceBran Technologies (a)(b)	61,313	64,992
S&W Seed Co. (a)	8,682	30,908
Sanderson Farms, Inc.	30,559	4,973,477
Seaboard Corp.	382	1,400,030
Seneca Foods Corp. Class A (a)	11,293	522,188
Tattooed Chef, Inc. (a)(b)	69,948	1,488,493
The Hain Celestial Group, Inc. (a)	123,907	5,050,449
The Hershey Co.	226,605	39,213,995
The J.M. Smucker Co. (b)	169,844	22,638,507
The Kraft Heinz Co.	1,005,782	43,842,037
The Simply Good Foods Co. (a)	127,911	4,416,767
Tootsie Roll Industries, Inc. (b)	29,864	934,445
TreeHouse Foods, Inc. (a)	89,042	4,337,236
Tyson Foods, Inc. Class A	455,498	36,212,091
Utz Brands, Inc. Class A (b)	86,737	2,003,625
Vital Farms, Inc. (a)(b)	21,900	466,251
Whole Earth Brands, Inc. Class A (a)	46,303	611,663
		683,536,066
Household Products - 1.1%
Central Garden & Pet Co. (a)	68,586	3,767,429
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,848	295,032
Church & Dwight Co., Inc.	378,675	32,463,808
Colgate-Palmolive Co.	1,316,401	110,288,076
Energizer Holdings, Inc. (b)	93,152	4,288,718
Kimberly-Clark Corp.	524,706	68,542,345
Ocean Bio-Chem, Inc. (b)	523	7,139
Oil-Dri Corp. of America	9,041	330,449
Procter & Gamble Co.	3,817,269	514,758,725
Reynolds Consumer Products, Inc.	83,102	2,504,694
Spectrum Brands Holdings, Inc.	61,914	5,503,535
The Clorox Co.	193,955	34,277,667
WD-40 Co. (b)	21,362	5,229,418
		782,257,035
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	62,008	1,778,389
Coty, Inc. Class A (a)	465,392	4,146,643
Cyanotech Corp. (a)	1,622	5,109
Edgewell Personal Care Co. (b)	82,231	3,731,643
elf Beauty, Inc. (a)	56,677	1,586,956
Estee Lauder Companies, Inc. Class A	356,089	109,148,400
Guardion Health Sciences, Inc. (a)(b)	21,495	33,747
Herbalife Nutrition Ltd. (a)	135,184	7,106,623
Inter Parfums, Inc.	28,479	2,178,074
Lifemd, Inc. (a)(b)	30,706	395,493
LifeVantage Corp. (a)	21,148	168,550
Mannatech, Inc.	422	10,613
MediFast, Inc.	18,479	6,139,648
Natural Alternatives International, Inc. (a)	1,931	26,628
Natural Health Trends Corp.	15,505	113,031
Nature's Sunshine Products, Inc.	22,697	465,062
Nu Skin Enterprises, Inc. Class A	77,594	4,668,055
Revlon, Inc. (a)(b)	16,265	208,355
Summer Infant, Inc. (a)(b)	2,555	32,934
USANA Health Sciences, Inc. (a)	18,350	1,940,329
Veru, Inc. (a)(b)	88,157	778,426
		144,662,708
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	215,715	970,718
Altria Group, Inc.	2,880,605	141,783,378
Philip Morris International, Inc.	2,416,047	232,979,412
Turning Point Brands, Inc.	21,840	934,097
Universal Corp. (b)	39,521	2,214,757
Vector Group Ltd. (b)	206,245	2,835,869
		381,718,231

TOTAL CONSUMER STAPLES		3,666,278,774

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Archrock, Inc.	204,417	1,880,636
Aspen Aerogels, Inc. (a)	39,638	803,859
Baker Hughes Co. Class A	1,133,772	27,664,037
Bristow Group, Inc. (a)	36,501	995,747
Cactus, Inc. (b)	80,846	2,832,844
Championx Corp. (a)	283,982	7,525,523
Core Laboratories NV (b)	67,749	2,831,908
Dawson Geophysical Co. (a)	16,756	40,047
DMC Global, Inc. (a)(b)	22,779	1,206,604
Dril-Quip, Inc. (a)(b)	52,747	1,768,607
ENGlobal Corp. (a)(b)	22,963	58,785
Enservco Corp. (a)(b)	967	1,286
Exterran Corp. (a)	49,663	234,409
Forum Energy Technologies, Inc. (a)(b)	6,537	166,955
Frank's International NV (a)	204,296	686,435
FTS International, Inc. Class A (a)	14,763	387,233
Geospace Technologies Corp. (a)	18,281	149,173
Gulf Island Fabrication, Inc. (a)	16,117	79,296
Halliburton Co.	1,382,276	31,032,096
Helix Energy Solutions Group, Inc. (a)	222,819	1,165,343
Helmerich & Payne, Inc.	171,933	4,857,107
Independence Contract Drilling, Inc. (a)(b)	2,530	8,830
ION Geophysical Corp. (a)(b)	18,615	37,416
KLX Energy Services Holdings, Inc. (a)	7,463	88,586
Liberty Oilfield Services, Inc. Class A (a)	132,072	1,975,797
Mammoth Energy Services, Inc. (a)(b)	46,773	177,737
MIND Technology, Inc. (a)	16,422	36,457
Nabors Industries Ltd. (a)	11,119	1,040,961
Natural Gas Services Group, Inc. (a)	16,673	172,232
NCS Multistage Holdings, Inc. (a)	1,463	42,398
Newpark Resources, Inc. (a)	154,268	515,255
Nextier Oilfield Solutions, Inc. (a)	267,599	1,137,296
Nine Energy Service, Inc. (a)(b)	20,239	40,276
NOV, Inc. (a)	603,396	9,726,744
Oceaneering International, Inc. (a)	152,715	2,179,243
Oil States International, Inc. (a)	97,333	625,851
Patterson-UTI Energy, Inc.	309,541	2,590,858
Profire Energy, Inc. (a)	29,334	32,267
ProPetro Holding Corp. (a)	121,819	1,210,881
Ranger Energy Services, Inc. Class A (a)	3,186	25,488
RPC, Inc. (a)(b)	97,866	480,522
Schlumberger Ltd.	2,162,441	67,749,277
SEACOR Marine Holdings, Inc. (a)(b)	36,271	157,416
Select Energy Services, Inc. Class A (a)	103,572	588,289
Smart Sand, Inc. (a)(b)	29,122	74,552
Solaris Oilfield Infrastructure, Inc. Class A	51,951	518,990
Superior Drilling Products, Inc. (a)(b)	18,281	14,354
TechnipFMC PLC (a)	641,359	5,509,274
TETRA Technologies, Inc. (a)	184,288	663,437
Tidewater, Inc. (a)	63,015	867,086
Transocean Ltd. (United States) (a)(b)	888,200	3,357,396
U.S. Silica Holdings, Inc. (a)	118,181	1,212,537
U.S. Well Services, Inc. (a)(b)	32,438	38,601
		189,264,234
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)(b)	13,277	33,856
Adams Resources & Energy, Inc.	1,474	39,975
Aemetis, Inc. (a)(b)	27,141	368,303
Alto Ingredients, Inc. (a)(b)	97,400	649,658
Altus Midstream Co. (b)	5,123	322,647
American Resources Corp. (a)(b)	28,935	82,754
Amplify Energy Corp. (a)(b)	57,284	211,378
Antero Midstream GP LP (b)	450,109	4,321,046
Antero Resources Corp. (a)(b)	433,190	5,592,483
APA Corp.	588,201	12,234,581
Arch Resources, Inc. (a)	22,524	1,285,445
Barnwell Industries, Inc. (a)(b)	2,008	6,626
Battalion Oil Corp. (a)	2,256	27,974
Berry Petroleum Corp.	103,193	656,307
Bonanza Creek Energy, Inc.	28,264	1,214,221
Brigham Minerals, Inc. Class A (b)	53,963	978,889
Cabot Oil & Gas Corp. (b)	632,221	10,368,424
Callon Petroleum Co. (a)(b)	69,583	2,676,858
Camber Energy, Inc. (a)(b)	1,375	880
Centennial Resource Development, Inc. Class A (a)(b)	298,555	1,579,356
Centrus Energy Corp. Class A (a)(b)	14,033	309,428
Cheniere Energy, Inc. (a)	356,089	30,231,956
Chevron Corp.	2,994,404	310,789,191
Cimarex Energy Co.	157,624	10,679,026
Clean Energy Fuels Corp. (a)	182,225	1,443,222
CNX Resources Corp. (a)	338,275	4,607,306
Comstock Resources, Inc. (a)(b)	84,064	473,280
ConocoPhillips Co.	2,098,188	116,952,999
CONSOL Energy, Inc. (a)	42,708	655,141
Contango Oil & Gas Co. (a)(b)	199,857	871,377
Continental Resources, Inc.	93,083	3,031,713
CVR Energy, Inc.	47,964	995,253
Delek U.S. Holdings, Inc.	109,667	2,444,477
Denbury, Inc. (a)	78,325	5,249,342
Devon Energy Corp.	916,768	24,349,358
Diamond S Shipping, Inc. (a)	39,413	421,325
Diamondback Energy, Inc.	282,028	22,581,982
Dorian LPG Ltd. (a)(b)	50,344	715,388
Earthstone Energy, Inc. (a)	34,734	333,794
EOG Resources, Inc.	906,518	72,829,656
Epsilon Energy Ltd. (a)	3,238	13,211
EQT Corp. (a)	431,075	9,000,846
Equitrans Midstream Corp.	639,387	5,268,549
Evolution Petroleum Corp. (b)	44,969	165,936
Exxon Mobil Corp.	6,561,640	383,002,927
Falcon Minerals Corp.	69,442	323,600
Gevo, Inc. (a)(b)	292,321	2,209,947
Goodrich Petroleum Corp. (a)(b)	18,445	204,186
Green Plains, Inc. (a)(b)	64,564	2,058,946
Hallador Energy Co. (a)	21,030	50,893
Hess Corp.	426,004	35,707,655
HollyFrontier Corp.	230,945	7,498,784
Houston American Energy Corp. (a)(b)	2,058	3,416
International Seaways, Inc.	44,880	899,395
Kinder Morgan, Inc.	3,022,546	55,433,494
Kosmos Energy Ltd. (a)(b)	626,054	1,990,852
Laredo Petroleum, Inc. (a)(b)	13,824	776,356
Magnolia Oil & Gas Corp. Class A (a)	207,722	2,683,768
Marathon Oil Corp.	1,216,726	14,734,552
Marathon Petroleum Corp.	1,006,899	62,226,358
Matador Resources Co. (b)	168,531	5,163,790
Murphy Oil Corp.	229,827	4,984,948
NACCO Industries, Inc. Class A	5,538	141,717
New Fortress Energy, Inc.	29,157	1,227,510
Nextdecade Corp. (a)	198,308	382,734
Northern Oil & Gas, Inc. (b)	74,620	1,358,830
Oasis Petroleum, Inc.	33,608	2,978,005
Occidental Petroleum Corp.	1,297,616	33,686,111
ONEOK, Inc.	689,380	36,357,901
Overseas Shipholding Group, Inc. (a)(b)	101,293	233,987
Ovintiv, Inc.	400,371	10,661,880
Par Pacific Holdings, Inc. (a)	61,595	857,402
PBF Energy, Inc. Class A (a)(b)	150,245	2,424,954
PDC Energy, Inc.	153,312	6,472,833
Peabody Energy Corp. (a)	124,567	825,879
Penn Virginia Corp. (a)(b)	21,818	420,651
Phillips 66 Co.	678,104	57,109,919
Phx Minerals, Inc. Class A	22,781	65,154
Pioneer Natural Resources Co.	319,104	48,564,438
PrimeEnergy Corp. (a)	89	3,674
Range Resources Corp. (a)(b)	407,661	5,527,883
Renewable Energy Group, Inc. (a)	67,128	4,099,507
Rex American Resources Corp. (a)(b)	8,974	861,773
Riley Exploration Permian, Inc.	1,273	43,842
Ring Energy, Inc. (a)(b)	91,164	205,119
SandRidge Energy, Inc. (a)	51,200	271,872
SilverBow Resources, Inc. (a)(b)	13,825	229,495
SM Energy Co.	176,375	3,509,863
Southwestern Energy Co. (a)	1,011,956	5,231,813
Talos Energy, Inc. (a)	47,408	672,245
Targa Resources Corp.	352,807	13,710,080
Tellurian, Inc. (a)(b)	322,224	1,404,897
Texas Pacific Land Corp. (b)	12,065	17,531,893
The Williams Companies, Inc.	1,876,409	49,424,613
Torchlight Energy Resources, Inc. (a)(b)	176,230	419,427
U.S. Energy Corp. (a)(b)	159	636
Uranium Energy Corp. (a)(b)	294,711	922,445
VAALCO Energy, Inc. (a)	66,191	182,687
Valero Energy Corp.	634,678	51,028,111
Vertex Energy, Inc. (a)(b)	12,570	98,172
W&T Offshore, Inc. (a)(b)	146,133	546,537
Westwater Resources, Inc. (a)(b)	30,981	130,430
Whiting Petroleum Corp. (a)	61,484	2,815,352
World Fuel Services Corp.	97,241	2,988,216
		1,612,649,771

TOTAL ENERGY		1,801,914,005

FINANCIALS - 12.3%
Banks - 4.7%
1st Constitution Bancorp	12,298	259,488
1st Source Corp.	26,739	1,322,778
ACNB Corp.	13,074	376,531
Allegiance Bancshares, Inc. (b)	31,930	1,295,081
Altabancorp	24,847	1,142,962
Amalgamated Financial Corp.	34,154	555,686
Amerant Bancorp, Inc. Class A (a)(b)	38,591	930,815
American National Bankshares, Inc.	20,045	695,161
American River Bankshares	6,025	116,042
Ameris Bancorp	109,905	6,038,181
Ames National Corp. (b)	10,393	262,943
Arrow Financial Corp.	21,439	795,387
Associated Banc-Corp.	245,797	5,650,873
Atlantic Capital Bancshares, Inc. (a)	42,760	1,202,411
Atlantic Union Bankshares Corp.	120,733	4,952,468
Auburn National Bancorp., Inc. (b)	4,890	186,798
Banc of California, Inc.	69,214	1,211,937
BancFirst Corp. (b)	30,870	2,129,104
Bancorp, Inc., Delaware (a)(b)	89,358	2,166,038
BancorpSouth Bank	148,548	4,542,598
Bank First National Corp. (b)	9,550	680,151
Bank of America Corp.	11,778,260	499,280,441
Bank of Commerce Holdings	20,467	301,888
Bank of Hawaii Corp.	62,681	5,624,993
Bank of Marin Bancorp	20,369	686,639
Bank of South Carolina Corp.	520	10,436
Bank OZK	182,060	7,775,783
BankFinancial Corp. (b)	24,120	266,526
BankUnited, Inc.	144,087	6,885,918
Bankwell Financial Group, Inc. (b)	14,320	408,979
Banner Corp.	51,054	2,988,191
Bar Harbor Bankshares	21,082	641,736
BayCom Corp. (a)(b)	21,291	394,309
BCB Bancorp, Inc.	12,517	182,873
Berkshire Hills Bancorp, Inc.	82,194	2,280,884
Blue Ridge Bankshares, Inc.	49,198	852,109
BOK Financial Corp.	47,474	4,322,033
Boston Private Financial Holdings, Inc.	134,947	2,068,738
Brookline Bancorp, Inc., Delaware	128,696	2,169,815
Bryn Mawr Bank Corp.	32,182	1,538,300
Business First Bancshares, Inc.	24,323	593,481
Byline Bancorp, Inc.	39,282	906,629
C & F Financial Corp. (b)	3,911	193,516
Cadence Bancorp Class A	200,285	4,482,378
California Bancorp, Inc. (a)	1,865	35,267
Cambridge Bancorp	8,796	754,257
Camden National Corp.	24,222	1,153,452
Capital Bancorp, Inc. (a)	18,695	411,103
Capital City Bank Group, Inc.	19,094	511,719
Capstar Financial Holdings, Inc.	24,053	526,520
Carter Bankshares, Inc. (a)	39,560	615,949
Cathay General Bancorp	118,685	4,946,791
CB Financial Services, Inc. (b)	5,665	123,214
CBTX, Inc.	31,753	939,889
Central Pacific Financial Corp.	48,171	1,334,818
Central Valley Community Bancorp	22,607	480,851
Century Bancorp, Inc. Class A (non-vtg.)	5,679	647,974
Chemung Financial Corp.	5,246	244,464
ChoiceOne Financial Services, Inc. (b)	4,862	125,197
CIT Group, Inc.	152,841	8,097,516
Citigroup, Inc.	3,237,140	254,795,289
Citizens & Northern Corp.	25,247	623,348
Citizens Community Bancorp, Inc.	4,317	58,323
Citizens Financial Group, Inc.	664,051	33,136,145
Citizens Holding Co. (b)	306	5,783
City Holding Co.	27,257	2,186,557
Civista Bancshares, Inc.	27,243	646,749
CNB Financial Corp., Pennsylvania	25,514	620,245
Coastal Financial Corp. of Washington (a)(b)	15,353	477,478
Codorus Valley Bancorp, Inc. (b)	17,470	331,231
Colony Bankcorp, Inc. (b)	9,980	183,233
Columbia Banking Systems, Inc.	105,819	4,567,148
Comerica, Inc.	215,740	16,933,433
Commerce Bancshares, Inc.	159,913	12,454,024
Community Bank System, Inc.	80,611	6,539,164
Community Bankers Trust Corp.	17,707	156,530
Community Financial Corp.	6,525	231,442
Community Trust Bancorp, Inc.	27,110	1,197,720
Community West Bancshares	639	7,726
ConnectOne Bancorp, Inc.	48,457	1,341,774
Cortland Bancorp	180	4,280
County Bancorp, Inc. (b)	7,793	194,046
CrossFirst Bankshares, Inc. (a)	90,504	1,331,314
Cullen/Frost Bankers, Inc. (b)	84,469	10,196,253
Customers Bancorp, Inc. (a)(b)	49,497	1,873,461
CVB Financial Corp.	191,116	4,238,953
Dime Community Bancshares, Inc. (b)	76,342	2,649,831
Eagle Bancorp Montana, Inc.	1,399	34,989
Eagle Bancorp, Inc.	47,223	2,698,322
East West Bancorp, Inc.	218,388	16,331,055
Eastern Bankshares, Inc.	286,157	6,409,917
Emclaire Financial Corp.	238	6,900
Enterprise Bancorp, Inc.	10,967	377,923
Enterprise Financial Services Corp.	44,482	2,197,856
Equity Bancshares, Inc. (a)	23,831	783,087
Esquire Financial Holdings, Inc. (a)	9,982	245,857
Evans Bancorp, Inc. (b)	4,444	168,072
Farmers & Merchants Bancorp, Inc. (b)	13,108	288,376
Farmers National Banc Corp.	47,802	831,755
FB Financial Corp.	47,421	1,984,569
Fidelity D & D Bancorp, Inc. (b)	5,673	316,156
Fifth Third Bancorp	1,100,542	46,376,840
Financial Institutions, Inc.	21,673	696,353
First Bancorp, North Carolina (b)	48,134	2,135,706
First Bancorp, Puerto Rico	346,471	4,431,364
First Bancshares, Inc.	28,139	1,098,828
First Bank Hamilton New Jersey	17,697	242,980
First Busey Corp.	80,065	2,144,941
First Business Finance Services, Inc. (b)	8,017	219,746
First Capital, Inc. (b)	5,994	267,332
First Choice Bancorp	11,465	368,370
First Citizens Bancshares, Inc.	11,120	9,569,872
First Commonwealth Financial Corp.	159,996	2,423,939
First Community Bankshares, Inc.	21,968	684,523
First Community Corp. (b)	13,413	269,601
First Financial Bancorp, Ohio (b)	157,860	4,020,694
First Financial Bankshares, Inc.	233,530	11,758,236
First Financial Corp., Indiana	19,546	886,997
First Financial Northwest, Inc.	3,538	51,443
First Foundation, Inc.	63,597	1,596,285
First Guaranty Bancshares, Inc. (b)	363	7,155
First Hawaiian, Inc.	204,496	5,758,607
First Horizon National Corp.	857,692	16,356,186
First Internet Bancorp	13,430	455,546
First Interstate Bancsystem, Inc.	57,304	2,697,299
First Merchants Corp.	88,585	4,105,029
First Mid-Illinois Bancshares, Inc.	24,706	1,084,593
First Midwest Bancorp, Inc., Delaware	170,940	3,577,774
First National Corp.	284	5,240
First Northwest Bancorp	20,578	366,494
First of Long Island Corp.	34,934	786,015
First Republic Bank	273,112	52,284,561
First Savings Financial Group, Inc. (b)	2,434	175,345
First United Corp. (b)	6,102	110,934
First Western Financial, Inc. (a)(b)	10,890	302,198
Flushing Financial Corp.	42,344	989,579
FNB Corp., Pennsylvania	502,187	6,734,328
FNCM Bancorp, Inc. (b)	19,280	142,094
Franklin Financial Services Corp. (b)	7,585	231,873
Fulton Financial Corp.	259,700	4,500,601
FVCBankcorp, Inc. (a)	20,878	370,585
German American Bancorp, Inc.	38,770	1,620,586
Glacier Bancorp, Inc.	148,611	8,656,591
Great Southern Bancorp, Inc.	19,976	1,128,444
Great Western Bancorp, Inc.	88,343	2,955,957
Guaranty Bancshares, Inc. Texas	16,206	621,338
Hancock Whitney Corp.	135,055	6,686,573
Hanmi Financial Corp.	52,122	1,093,520
HarborOne Bancorp, Inc.	87,577	1,300,518
Hawthorn Bancshares, Inc. (b)	7,315	176,657
HBT Financial, Inc.	18,682	339,826
Heartland Financial U.S.A., Inc.	70,301	3,497,475
Heritage Commerce Corp.	92,495	1,096,991
Heritage Financial Corp., Washington	58,219	1,688,933
Hilltop Holdings, Inc. (b)	100,854	3,746,726
Home Bancshares, Inc.	242,188	6,626,264
HomeTrust Bancshares, Inc.	25,888	734,443
Hope Bancorp, Inc.	246,145	3,766,019
Horizon Bancorp, Inc. Indiana	69,865	1,292,503
Howard Bancorp, Inc. (a)	24,716	416,712
Huntington Bancshares, Inc.	1,564,300	24,809,798
Independent Bank Corp.	39,714	925,336
Independent Bank Corp., Massachusetts	49,316	4,024,679
Independent Bank Group, Inc. (b)	57,936	4,562,460
International Bancshares Corp.	81,726	3,792,086
Investar Holding Corp. (b)	17,521	395,624
Investors Bancorp, Inc.	339,404	5,050,332
JPMorgan Chase & Co.	4,730,859	776,996,282
KeyCorp	1,509,828	34,786,437
Lakeland Bancorp, Inc.	83,124	1,580,187
Lakeland Financial Corp.	42,143	2,600,645
LCNB Corp. (b)	17,540	309,406
Level One Bancorp, Inc.	9,927	275,077
Live Oak Bancshares, Inc. (b)	47,054	2,850,531
M&T Bank Corp.	198,253	31,857,275
Macatawa Bank Corp.	33,702	323,539
Mackinac Financial Corp.	9,259	200,735
Mainstreet Bancshares, Inc. (a)(b)	12,877	275,697
Malvern Bancorp, Inc. (a)(b)	4,574	85,991
Mercantile Bank Corp.	23,539	760,310
Meridian Bank/Malvern, PA (b)	3,568	96,586
Metrocity Bankshares, Inc. (b)	22,856	393,352
Metropolitan Bank Holding Corp. (a)	12,596	803,751
Mid Penn Bancorp, Inc.	10,648	300,274
Middlefield Banc Corp. (b)	10,954	262,896
Midland States Bancorp, Inc.	31,243	870,430
MidWestOne Financial Group, Inc.	20,987	661,930
MVB Financial Corp.	16,558	709,841
National Bank Holdings Corp.	45,648	1,807,661
National Bankshares, Inc. (b)	10,351	363,320
NBT Bancorp, Inc.	71,469	2,786,576
Nicolet Bankshares, Inc. (a)(b)	13,742	1,089,741
Northeast Bank	9,096	267,059
Northrim Bancorp, Inc.	11,189	487,281
Norwood Financial Corp. (b)	6,431	163,412
Oak Valley Bancorp Oakdale California (b)	945	17,861
OceanFirst Financial Corp.	94,375	2,086,631
OFG Bancorp	85,671	2,064,671
Ohio Valley Banc Corp. (b)	2,970	69,617
Old National Bancorp, Indiana	270,777	5,158,302
Old Point Financial Corp.	1,571	36,919
Old Second Bancorp, Inc.	33,430	463,340
Origin Bancorp, Inc.	32,658	1,441,851
Orrstown Financial Services, Inc.	17,921	452,326
Pacific Mercantile Bancorp (a)	23,933	203,909
Pacific Premier Bancorp, Inc.	144,465	6,641,056
PacWest Bancorp	181,284	8,188,598
Park National Corp.	22,705	2,872,637
Parke Bancorp, Inc.	12,173	261,720
PCB Bancorp (b)	21,803	349,938
Peapack-Gladstone Financial Corp.	24,605	817,378
Penns Woods Bancorp, Inc. (b)	11,259	288,343
Peoples Bancorp of North Carolina (b)	2,990	74,421
Peoples Bancorp, Inc.	27,164	882,287
Peoples Financial Services Corp.	8,614	371,694
Peoples United Financial, Inc.	663,062	12,538,502
Pinnacle Financial Partners, Inc.	117,914	10,720,741
Plumas Bancorp (b)	351	10,681
PNC Financial Services Group, Inc.	656,170	127,743,176
Popular, Inc.	136,596	11,147,600
Preferred Bank, Los Angeles (b)	21,696	1,481,620
Premier Financial Bancorp, Inc.	22,021	410,692
Primis Financial Corp.	27,408	403,720
Professional Holdings Corp. (A Shares) (a)(b)	7,031	128,667
Prosperity Bancshares, Inc.	143,524	10,800,181
QCR Holdings, Inc.	22,029	1,053,206
RBB Bancorp	15,932	388,741
Red River Bancshares, Inc. (b)	5,460	298,171
Regions Financial Corp.	1,488,279	34,840,611
Reliant Bancorp, Inc.	17,943	532,010
Renasant Corp.	93,780	4,146,952
Republic Bancorp, Inc., Kentucky Class A	15,393	715,005
Republic First Bancorp, Inc. (a)	81,890	337,387
Richmond Mutual Bancorp., Inc. (b)	20,641	301,565
Riverview Financial Corp.	339	3,637
S&T Bancorp, Inc.	63,512	2,154,962
Salisbury Bancorp, Inc. (b)	512	23,813
Sandy Spring Bancorp, Inc.	68,266	3,171,638
SB Financial Group, Inc.	1,844	36,511
Seacoast Banking Corp., Florida	81,135	3,007,674
Select Bancorp, Inc. (a)	33,142	466,639
ServisFirst Bancshares, Inc. (b)	73,654	5,116,007
Shore Bancshares, Inc.	14,735	253,295
Sierra Bancorp	20,538	569,313
Signature Bank	88,147	22,014,713
Silvergate Capital Corp. (a)	28,901	3,219,571
Simmons First National Corp. Class A	160,158	4,884,819
SmartFinancial, Inc.	23,763	576,253
Sound Financial Bancorp, Inc.	404	17,768
South Plains Financial, Inc.	7,530	176,654
South State Corp.	110,322	9,797,697
Southern First Bancshares, Inc. (a)	13,815	738,135
Southside Bancshares, Inc. (b)	52,721	2,258,568
Spirit of Texas Bancshares, Inc.	21,188	489,019
Sterling Bancorp	287,649	7,662,969
Stock Yards Bancorp, Inc. (b)	34,128	1,834,039
Summit Financial Group, Inc.	14,847	353,804
Summit State Bank	418	6,780
SVB Financial Group (a)	83,895	48,901,557
Synovus Financial Corp.	228,660	11,231,779
TCF Financial Corp.	236,318	11,225,105
Texas Capital Bancshares, Inc. (a)	78,211	5,387,174
The Bank of Princeton	5,641	166,015
The First Bancorp, Inc.	12,659	398,759
Tompkins Financial Corp.	19,976	1,621,052
TowneBank	104,629	3,351,267
Trico Bancshares	43,839	2,102,080
TriState Capital Holdings, Inc. (a)	38,334	881,299
Triumph Bancorp, Inc. (a)	38,327	3,209,886
Truist Financial Corp.	2,083,414	128,713,317
Trustmark Corp.	102,660	3,444,243
U.S. Bancorp	2,113,291	128,445,827
UMB Financial Corp.	67,817	6,558,582
Umpqua Holdings Corp.	339,391	6,475,580
Union Bankshares, Inc.	1,567	52,824
United Bancorp, Inc.	496	7,519
United Bancshares, Inc.	425	13,239
United Bankshares, Inc., West Virginia (b)	210,690	8,678,321
United Community Bank, Inc.	124,402	4,301,821
United Security Bancshares, California	17,486	148,631
Unity Bancorp, Inc. (b)	4,170	101,081
Univest Corp. of Pennsylvania	49,540	1,444,586
Valley National Bancorp	674,826	9,663,508
Veritex Holdings, Inc.	77,139	2,709,893
Virginia National Bank Corp. (b)	114	3,699
Washington Trust Bancorp, Inc.	25,196	1,385,528
Webster Financial Corp.	141,979	8,047,370
Wells Fargo & Co.	6,411,037	299,523,649
WesBanco, Inc.	103,697	4,035,887
West Bancorp., Inc. (b)	30,143	841,593
Westamerica Bancorp.	42,832	2,686,851
Western Alliance Bancorp.	160,793	16,080,908
Wintrust Financial Corp.	89,751	7,217,775
Zions Bancorp NA	252,855	14,635,247
		3,200,504,479
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	66,191	10,855,324
Ameriprise Financial, Inc.	180,591	46,924,765
Apollo Global Management LLC Class A (b)	328,029	18,809,183
Ares Management Corp.	165,092	9,109,777
Artisan Partners Asset Management, Inc.	97,499	4,980,249
Ashford, Inc. (a)	2,235	41,526
Assetmark Financial Holdings, Inc. (a)	24,518	638,939
Associated Capital Group, Inc.	5,126	187,868
B. Riley Financial, Inc. (b)	26,076	1,920,237
Bank of New York Mellon Corp.	1,252,345	65,222,128
BGC Partners, Inc. Class A	504,388	2,975,889
BlackRock, Inc. Class A	220,056	192,997,914
Blucora, Inc. (a)	80,680	1,398,991
BrightSphere Investment Group, Inc.	93,860	2,090,262
Carlyle Group LP	180,836	7,891,683
Cboe Global Markets, Inc.	167,124	18,600,901
Charles Schwab Corp.	2,318,700	171,235,995
CME Group, Inc.	556,343	121,705,595
Cohen & Co., Inc. (a)	486	11,399
Cohen & Steers, Inc.	35,539	2,598,967
Coinbase Global, Inc. (a)(b)	24,117	5,704,635
Cowen Group, Inc. Class A (b)	44,103	1,734,571
Diamond Hill Investment Group, Inc.	5,542	972,122
Donnelley Financial Solutions, Inc. (a)	44,885	1,338,022
Evercore, Inc. Class A	64,205	9,364,941
FactSet Research Systems, Inc.	59,395	19,859,312
Federated Hermes, Inc. Class B (non-vtg.)	144,121	4,583,048
Focus Financial Partners, Inc. Class A (a)	63,809	3,234,478
Franklin Resources, Inc.	424,319	14,515,953
GAMCO Investors, Inc. Class A	5,653	144,773
GCM Grosvenor, Inc. Class A (b)	86,484	1,033,484
Goldman Sachs Group, Inc.	533,129	198,334,651
Greenhill & Co., Inc. (b)	26,471	460,860
Hamilton Lane, Inc. Class A	49,035	4,431,293
Heritage Global, Inc. (a)	17,766	50,278
Houlihan Lokey (b)	80,425	6,023,028
Interactive Brokers Group, Inc.	124,055	8,343,939
Intercontinental Exchange, Inc.	870,542	98,266,781
Invesco Ltd.	582,449	16,617,270
Janus Henderson Group PLC (b)	262,111	10,093,895
KKR & Co. LP	894,548	49,817,378
Lazard Ltd. Class A	172,820	8,153,648
LPL Financial	123,341	18,239,667
Manning & Napier, Inc. Class A	15,374	125,298
MarketAxess Holdings, Inc.	59,024	27,537,057
Moelis & Co. Class A (b)	92,373	4,959,506
Moody's Corp.	249,550	83,686,593
Morgan Stanley	2,326,273	211,574,529
Morningstar, Inc.	32,949	7,775,635
MSCI, Inc.	128,158	59,994,605
NASDAQ, Inc.	179,166	30,003,138
Northern Trust Corp.	323,376	39,189,937
Open Lending Corp. (a)	156,820	6,050,116
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	685,688
Piper Jaffray Companies (b)	22,506	2,868,615
PJT Partners, Inc.	39,020	2,841,436
Pzena Investment Management, Inc.	24,334	282,274
Raymond James Financial, Inc.	188,837	25,037,898
S&P Global, Inc.	373,147	141,598,092
Safeguard Scientifics, Inc. (a)(b)	30,517	213,314
Sculptor Capital Management, Inc. Class A	27,498	718,523
SEI Investments Co.	184,217	11,686,726
Siebert Financial Corp. (a)(b)	8,951	37,057
Silvercrest Asset Management Group Class A (b)	4,236	67,437
State Street Corp.	543,599	47,282,241
StepStone Group, Inc. Class A	41,159	1,304,740
Stifel Financial Corp.	160,625	11,128,100
StoneX Group, Inc. (a)	25,246	1,709,154
T. Rowe Price Group, Inc.	353,125	67,570,469
The Blackstone Group LP	1,060,576	98,283,578
Tradeweb Markets, Inc. Class A	157,745	13,215,876
U.S. Global Investments, Inc. Class A (b)	16,788	104,421
Victory Capital Holdings, Inc.	23,650	709,973
Virtu Financial, Inc. Class A (b)	123,253	3,753,054
Virtus Investment Partners, Inc.	11,542	3,245,957
Westwood Holdings Group, Inc.	11,777	232,360
WisdomTree Investments, Inc. (b)	197,978	1,326,453
		2,068,315,469
Consumer Finance - 0.7%
Ally Financial, Inc.	579,019	31,678,129
American Express Co.	1,011,021	161,894,793
Atlanticus Holdings Corp. (a)(b)	8,957	354,787
Capital One Financial Corp.	710,609	114,251,715
Consumer Portfolio Services, Inc. (a)	9,498	44,261
Credit Acceptance Corp. (a)(b)	18,328	8,201,047
CURO Group Holdings Corp. (b)	22,644	373,852
Discover Financial Services	476,093	55,826,665
Elevate Credit, Inc. (a)	23,656	86,344
Encore Capital Group, Inc. (a)(b)	46,747	2,163,919
Enova International, Inc. (a)(b)	54,796	2,075,125
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	643,228
First Cash Financial Services, Inc.	64,527	5,144,092
Green Dot Corp. Class A (a)	84,937	3,447,593
LendingClub Corp. (a)	124,365	1,900,297
LendingTree, Inc. (a)	16,401	3,366,305
Medallion Financial Corp. (a)	35,405	325,018
Navient Corp.	284,761	5,202,583
Nelnet, Inc. Class A	31,780	2,400,026
Nicholas Financial, Inc. (a)	4,023	42,242
OneMain Holdings, Inc.	140,861	8,147,400
Oportun Financial Corp. (a)	24,993	476,866
PRA Group, Inc. (a)	72,410	2,818,921
PROG Holdings, Inc.	105,646	5,569,657
Regional Management Corp.	15,004	701,287
Santander Consumer U.S.A. Holdings, Inc.	106,582	4,039,458
SLM Corp.	570,083	11,544,181
Synchrony Financial	835,182	39,595,979
Upstart Holdings, Inc. (b)	19,633	2,910,003
World Acceptance Corp. (a)(b)	6,665	1,070,466
		476,296,239
Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc.	7,013	373,933
Alerus Financial Corp. (b)	38,748	1,276,747
Berkshire Hathaway, Inc. Class B (a)	2,955,410	855,413,870
Cannae Holdings, Inc. (a)	134,293	4,814,404
Equitable Holdings, Inc.	601,643	19,102,165
Jefferies Financial Group, Inc.	314,882	10,117,159
Marlin Business Services Corp.	17,786	400,541
SWK Holdings Corp. (a)(b)	1,917	30,845
Voya Financial, Inc.	194,804	12,763,558
		904,293,222
Insurance - 2.1%
AFLAC, Inc.	991,627	56,205,418
Alleghany Corp. (a)	21,731	15,571,783
Allstate Corp.	468,866	64,051,784
AMBAC Financial Group, Inc. (a)	75,325	1,136,654
American Equity Investment Life Holding Co.	132,922	4,054,121
American Financial Group, Inc.	108,561	14,445,127
American International Group, Inc.	1,339,644	70,786,789
American National Group, Inc.	13,435	2,015,519
Amerisafe, Inc.	31,043	2,034,248
Aon PLC	350,317	88,759,818
Arch Capital Group Ltd. (a)	623,053	24,853,584
Argo Group International Holdings, Ltd. (b)	54,317	2,913,564
Arthur J. Gallagher & Co.	317,473	46,544,717
Assurant, Inc.	89,844	14,478,361
Assured Guaranty Ltd.	121,110	5,768,469
Athene Holding Ltd. (a)	191,722	12,007,549
Axis Capital Holdings Ltd.	123,881	6,644,977
Brighthouse Financial, Inc. (a)	133,679	6,504,820
Brown & Brown, Inc.	364,367	19,136,555
BRP Group, Inc. (a)	70,305	1,728,097
Chubb Ltd.	698,339	118,710,647
Cincinnati Financial Corp.	231,824	28,215,299
Citizens, Inc. Class A (a)(b)	89,803	468,772
CNA Financial Corp.	45,028	2,152,789
CNO Financial Group, Inc. (b)	205,023	5,445,411
Crawford & Co.:
Class A	27,890	269,696
Class B (b)	22,240	207,722
Donegal Group, Inc. Class A	19,109	292,177
eHealth, Inc. (a)	40,123	2,618,026
Employers Holdings, Inc.	40,541	1,710,830
Enstar Group Ltd. (a)	20,327	5,160,822
Erie Indemnity Co. Class A	38,588	7,761,204
Everest Re Group Ltd.	62,262	16,185,630
Fednat Holding Co. (b)	13,703	65,637
Fidelity National Financial, Inc.	450,045	21,147,615
First American Financial Corp.	170,003	10,932,893
Genworth Financial, Inc. Class A (a)	782,244	3,285,425
Globe Life, Inc.	146,716	15,466,801
GoHealth, Inc. (a)	67,942	772,501
Goosehead Insurance	26,316	2,365,019
Greenlight Capital Re, Ltd. (a)	42,996	397,713
Hallmark Financial Services, Inc. (a)	25,240	111,056
Hanover Insurance Group, Inc.	57,030	7,955,115
Hartford Financial Services Group, Inc.	556,080	36,339,828
HCI Group, Inc. (b)	12,326	992,983
Heritage Insurance Holdings, Inc.	42,724	355,891
Horace Mann Educators Corp. (b)	69,703	2,779,059
Independence Holding Co. (b)	11,293	497,118
Investors Title Co.	2,136	379,866
James River Group Holdings Ltd.	56,325	1,966,869
Kemper Corp.	95,751	7,168,877
Kingstone Companies, Inc.	8,338	66,954
Kinsale Capital Group, Inc.	33,451	5,568,253
Lemonade, Inc. (a)(b)	27,473	2,485,482
Lincoln National Corp.	278,128	19,410,553
Loews Corp.	351,450	20,517,651
Maiden Holdings Ltd. (a)	88,227	310,559
Markel Corp. (a)	21,323	26,131,123
Marsh & McLennan Companies, Inc.	787,988	109,018,140
MBIA, Inc. (a)(b)	87,611	875,234
Mercury General Corp.	42,951	2,731,684
MetLife, Inc.	1,165,006	76,144,792
MetroMile, Inc. (a)(b)	127,682	1,082,743
National Western Life Group, Inc.	3,737	915,640
NI Holdings, Inc. (a)	9,696	184,806
Old Republic International Corp.	429,992	11,291,590
Palomar Holdings, Inc. (a)	35,108	2,562,884
Primerica, Inc.	60,709	9,847,607
Principal Financial Group, Inc.	391,886	25,625,426
ProAssurance Corp. (b)	85,084	2,071,795
Progressive Corp.	907,605	89,925,503
ProSight Global, Inc. (a)	13,713	175,526
Protective Insurance Corp. Class B	13,808	321,726
Prudential Financial, Inc.	616,911	65,990,970
Reinsurance Group of America, Inc.	105,354	13,277,765
RenaissanceRe Holdings Ltd.	78,467	12,093,334
RLI Corp. (b)	60,952	6,429,217
Root, Inc. (b)	44,116	402,338
Safety Insurance Group, Inc.	23,962	2,039,406
Selective Insurance Group, Inc.	91,163	6,861,839
Selectquote, Inc.	66,401	1,349,268
Siriuspoint Ltd. (a)(b)	134,616	1,416,160
State Auto Financial Corp.	29,642	560,234
Stewart Information Services Corp.	42,215	2,547,675
The Travelers Companies, Inc.	391,738	62,560,559
Tiptree, Inc.	23,381	251,813
Trean Insurance Group, Inc. (a)	16,133	271,034
Trupanion, Inc. (a)(b)	51,884	4,678,380
United Fire Group, Inc.	35,716	1,094,695
United Insurance Holdings Corp.	35,027	197,552
Universal Insurance Holdings, Inc.	51,387	724,557
Unum Group	322,320	9,982,250
W.R. Berkley Corp.	215,807	16,830,788
Watford Holdings Ltd. (a)	34,988	1,222,481
White Mountains Insurance Group Ltd.	4,840	5,775,862
Willis Towers Watson PLC	200,057	52,286,898
		1,437,931,991
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp. (a)	14,835	228,756
AG Mortgage Investment Trust, Inc.	52,136	222,099
AGNC Investment Corp.	837,081	15,519,482
Annaly Capital Management, Inc.	2,154,151	19,968,980
Apollo Commercial Real Estate Finance, Inc.	205,384	3,214,260
Arbor Realty Trust, Inc.	177,447	3,236,633
Ares Commercial Real Estate Corp.	43,801	664,461
Arlington Asset Investment Corp. (a)	71,308	290,224
Armour Residential REIT, Inc.	103,548	1,241,541
Blackstone Mortgage Trust, Inc.	230,470	7,381,954
Broadmark Realty Capital, Inc. (b)	191,948	1,975,145
Capstead Mortgage Corp.	146,321	943,770
Cherry Hill Mortgage Investment Corp.	22,382	219,791
Chimera Investment Corp.	375,131	5,300,601
Colony NorthStar Credit Real Estate, Inc.	140,374	1,326,534
Dynex Capital, Inc.	47,445	927,550
Ellington Financial LLC (b)	65,733	1,241,039
Ellington Residential Mortgage REIT	11,126	136,516
Granite Point Mortgage Trust, Inc.	87,209	1,254,065
Great Ajax Corp.	33,856	426,586
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	123,933	6,098,743
Invesco Mortgage Capital, Inc. (b)	340,248	1,156,843
KKR Real Estate Finance Trust, Inc. (b)	41,234	881,583
Ladder Capital Corp. Class A	180,758	2,114,869
Lument Finance Trust, Inc.	4,306	16,277
MFA Financial, Inc.	700,232	3,060,014
New Residential Investment Corp.	705,687	7,466,168
New York Mortgage Trust, Inc.	576,914	2,607,651
Nexpoint Real Estate Finance, Inc.	3,869	77,496
Orchid Island Capital, Inc. (b)	159,433	872,099
PennyMac Mortgage Investment Trust	163,219	3,199,092
Ready Capital Corp.	94,290	1,435,094
Redwood Trust, Inc.	178,481	1,986,494
Sachem Capital Corp.	24,185	124,795
Starwood Property Trust, Inc.	437,938	11,119,246
TPG RE Finance Trust, Inc.	89,006	1,160,638
Tremont Mortgage Trust	13,468	82,289
Two Harbors Investment Corp.	405,201	2,913,395
Western Asset Mortgage Capital Corp.	75,043	248,392
		112,341,165
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	83,691	3,967,790
Bridgewater Bancshares, Inc. (a)	40,020	694,747
Capitol Federal Financial, Inc.	234,428	3,033,498
Cf Bankshares, Inc.	105	2,073
Columbia Financial, Inc. (a)	86,235	1,532,396
ESSA Bancorp, Inc. (b)	14,301	226,671
Essent Group Ltd.	174,772	8,361,092
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	1,638,376
FFBW, Inc. (a)	619	6,982
Flagstar Bancorp, Inc.	75,703	3,467,197
FS Bancorp, Inc. (b)	6,824	485,732
Greene County Bancorp, Inc. (b)	224	6,420
Guild Holdings Co. Class A	3,409	53,521
Hingham Institution for Savings	2,412	700,083
HMN Financial, Inc. (a)	429	8,872
Home Bancorp, Inc.	10,333	401,437
HomeStreet, Inc.	39,908	1,796,658
Impac Mortgage Holdings, Inc. (a)(b)	16,166	30,069
Kearny Financial Corp.	133,106	1,745,020
loanDepot, Inc. (b)	5,024	85,157
Luther Burbank Corp. (b)	21,747	264,009
Merchants Bancorp	24,057	1,033,248
Meridian Bancorp, Inc. Maryland	91,079	2,008,292
Meta Financial Group, Inc.	55,510	2,942,585
MGIC Investment Corp.	517,844	7,622,664
MMA Capital Management, LLC (a)	7,609	205,900
Mr. Cooper Group, Inc. (a)	114,661	3,966,124
New York Community Bancorp, Inc.	717,060	8,583,208
NMI Holdings, Inc. (a)	135,399	3,275,302
Northfield Bancorp, Inc.	70,790	1,198,475
Northwest Bancshares, Inc.	197,345	2,794,405
Ocwen Financial Corp. (a)	10,664	349,673
OP Bancorp (b)	28,065	291,034
PCSB Financial Corp.	32,661	600,309
PDL Community Bancorp (a)	12,371	173,194
Pennymac Financial Services, Inc.	64,117	4,014,365
Pioneer Bancorp, Inc. (a)	18,130	221,367
Premier Financial Corp.	64,269	1,960,205
Provident Bancorp, Inc.	15,114	255,124
Provident Financial Holdings, Inc.	2,162	37,619
Provident Financial Services, Inc. (b)	106,138	2,681,046
Prudential Bancorp, Inc.	324	4,494
Radian Group, Inc.	293,022	6,842,064
Randolph Bancorp, Inc. (a)(b)	557	12,354
Riverview Bancorp, Inc.	36,754	252,500
Rocket Cos., Inc. (b)	175,021	3,099,622
Security National Financial Corp. Class A (b)	9,836	85,672
Severn Bancorp, Inc.	6,426	77,947
Southern Missouri Bancorp, Inc.	9,308	411,414
Standard AVB Financial Corp.	313	10,329
Sterling Bancorp, Inc. (a)	31,816	153,035
Territorial Bancorp, Inc. (b)	9,340	243,961
TFS Financial Corp.	70,282	1,557,449
Timberland Bancorp, Inc.	9,834	286,759
Trustco Bank Corp., New York	31,580	1,235,725
UWM Holdings Corp. Class A (b)	123,609	1,098,884
Velocity Financial, Inc. (a)	9,380	101,210
Walker & Dunlop, Inc.	43,820	4,449,483
Washington Federal, Inc.	115,043	3,835,534
Waterstone Financial, Inc.	41,989	830,542
Western New England Bancorp, Inc.	30,118	256,304
WSFS Financial Corp. (b)	77,916	4,145,910
		101,713,131

TOTAL FINANCIALS		8,301,395,696

HEALTH CARE - 13.2%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)(b)	16,519	141,072
4D Molecular Therapeutics, Inc.	18,355	487,509
89Bio, Inc. (a)(b)	12,416	234,662
AbbVie, Inc.	2,737,359	309,869,039
Abeona Therapeutics, Inc. (a)(b)	99,135	163,573
ACADIA Pharmaceuticals, Inc. (a)(b)	175,576	3,922,368
Acceleron Pharma, Inc. (a)	80,496	10,536,121
Acorda Therapeutics, Inc. (a)(b)	10,397	38,677
Actinium Pharmaceuticals, Inc. (a)	16,114	131,490
Adamas Pharmaceuticals, Inc. (a)	48,934	270,605
Adicet Bio, Inc. (a)	18,261	245,063
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)(b)	164,905	288,584
Advaxis, Inc. (a)	79,002	37,763
Adverum Biotechnologies, Inc. (a)(b)	128,644	445,108
Aeglea BioTherapeutics, Inc. (a)(b)	42,550	281,256
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	214,161	912,326
AgeX Therapeutics, Inc. (a)(b)	24,431	31,027
Agios Pharmaceuticals, Inc. (a)(b)	92,387	5,153,347
Aikido Pharma, Inc. (a)	126,118	134,946
Aileron Therapeutics, Inc. (a)	48,109	59,174
AIM ImmunoTech, Inc. (a)(b)	36,509	75,209
Akebia Therapeutics, Inc. (a)(b)	246,612	865,608
Akero Therapeutics, Inc. (a)(b)	25,258	661,254
Akouos, Inc. (a)(b)	39,152	511,325
Albireo Pharma, Inc. (a)(b)	26,039	871,005
Aldeyra Therapeutics, Inc. (a)(b)	63,203	791,302
Alector, Inc. (a)(b)	75,638	1,346,356
Alexion Pharmaceuticals, Inc. (a)	340,447	60,105,918
Aligos Therapeutics, Inc. (b)	13,673	381,203
Alkermes PLC (a)	243,927	5,529,825
Allakos, Inc.(a)	48,486	4,918,420
Allena Pharmaceuticals, Inc. (a)(b)	13,108	14,288
Allogene Therapeutics, Inc. (a)(b)	98,600	2,534,020
Allovir, Inc. (a)(b)	35,909	841,707
Alnylam Pharmaceuticals, Inc. (a)	179,920	25,546,841
Alpine Immune Sciences, Inc. (a)(b)	12,325	131,385
Altimmune, Inc. (a)(b)	45,392	574,209
ALX Oncology Holdings, Inc. (a)	19,283	1,090,646
Amgen, Inc.	895,080	212,975,335
Amicus Therapeutics, Inc. (a)	416,584	3,857,568
AnaptysBio, Inc. (a)	40,835	974,731
Anavex Life Sciences Corp. (a)(b)	102,579	1,277,109
Anika Therapeutics, Inc. (a)(b)	21,739	1,014,124
Anixa Biosciences, Inc. (a)(b)	32,038	127,191
Annexon, Inc. (a)	32,908	695,017
Annovis Bio, Inc. (a)(b)	4,573	206,242
Apellis Pharmaceuticals, Inc. (a)	102,543	5,771,120
Applied Genetic Technologies Corp. (a)(b)	45,693	183,229
Applied Molecular Transport, Inc. (b)	25,673	1,230,764
Applied Therapeutics, Inc. (a)(b)	23,151	445,194
Aprea Therapeutics, Inc. (a)(b)	16,675	70,369
Aptevo Therapeutics, Inc. (a)	5,943	155,231
Aptinyx, Inc. (a)(b)	41,124	104,455
AquaBounty Technologies, Inc. (a)(b)	111,133	604,564
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)(b)	19,699	101,056
Arbutus Biopharma Corp. (a)(b)	96,139	272,073
Arcturus Therapeutics Holdings, Inc. (a)(b)	30,372	887,470
Arcus Biosciences, Inc. (a)	70,724	1,755,370
Arcutis Biotherapeutics, Inc. (a)(b)	40,575	1,069,151
Ardelyx, Inc. (a)(b)	98,718	705,834
Arena Pharmaceuticals, Inc. (a)	99,397	6,074,151
Arrowhead Pharmaceuticals, Inc. (a)(b)	163,490	11,869,374
Assembly Biosciences, Inc. (a)(b)	45,323	179,932
Atara Biotherapeutics, Inc. (a)	122,747	1,664,449
Athenex, Inc. (a)(b)	104,505	490,128
Athersys, Inc. (a)(b)	235,302	392,954
Atossa Therapeutics, Inc. (a)(b)	88,019	283,421
Atreca, Inc. (a)(b)	36,913	332,955
aTyr Pharma, Inc. (a)(b)	330	1,498
AVEO Pharmaceuticals, Inc. (a)	37,534	273,998
Avid Bioservices, Inc. (a)	85,291	1,814,992
Avidity Biosciences, Inc. (b)	37,352	886,736
Avita Therapeutics, Inc. (a)	40,787	736,613
AVROBIO, Inc. (a)	47,959	431,151
Axcella Health, Inc. (a)(b)	4,603	14,684
AzurRx BioPharma, Inc. (a)(b)	59,122	50,254
Beam Therapeutics, Inc. (a)(b)	42,864	3,353,251
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	15,949
Bio Path Holdings, Inc. (a)	3,392	19,334
BioAtla, Inc. (b)	20,456	880,631
Biocept, Inc. (a)(b)	14,680	66,354
BioCryst Pharmaceuticals, Inc. (a)(b)	276,708	4,363,685
Biogen, Inc. (a)	236,023	63,131,432
Biohaven Pharmaceutical Holding Co. Ltd. (a)	85,982	7,480,434
BioMarin Pharmaceutical, Inc. (a)	279,238	21,585,097
BioXcel Therapeutics, Inc. (a)(b)	19,768	652,937
Black Diamond Therapeutics, Inc. (a)(b)	21,709	284,822
bluebird bio, Inc. (a)(b)	103,400	3,217,808
Blueprint Medicines Corp. (a)	92,967	8,492,535
Bolt Biotherapeutics, Inc. (b)	21,951	384,362
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	171,149
Brickell Biotech, Inc. (a)(b)	93,690	76,376
BridgeBio Pharma, Inc. (a)(b)	149,237	8,834,830
C4 Therapeutics, Inc. (b)	15,562	575,016
Cabaletta Bio, Inc. (a)(b)	14,463	164,010
Calithera Biosciences, Inc. (a)(b)	84,763	193,260
Calyxt, Inc. (a)	14,780	63,702
Capricor Therapeutics, Inc. (a)(b)	27,617	104,668
Cardiff Oncology, Inc. (a)(b)	38,271	321,476
CareDx, Inc. (a)	84,337	6,780,695
CASI Pharmaceuticals, Inc. (a)(b)	76,913	123,061
Catabasis Pharmaceuticals, Inc. (a)	17,858	36,430
Catalyst Biosciences, Inc. (a)	35,667	152,298
Catalyst Pharmaceutical Partners, Inc. (a)(b)	146,497	810,128
Cel-Sci Corp. (a)(b)	61,096	1,314,175
Celcuity, Inc. (a)(b)	12,131	328,629
Celldex Therapeutics, Inc. (a)	58,497	1,634,991
Cellectar Biosciences, Inc. (a)(b)	56,511	92,678
Celsion Corp. (a)	55,990	66,068
Cerevel Therapeutics Holdings (a)(b)	88,120	1,156,134
Checkpoint Therapeutics, Inc. (a)(b)	68,240	182,883
ChemoCentryx, Inc. (a)	74,212	753,252
Chimerix, Inc. (a)	127,558	997,504
Chinook Therapeutics, Inc. (a)	74,531	1,229,762
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	88,743
Clene, Inc. (a)(b)	54,704	623,626
Cleveland Biolabs, Inc. (a)	1,253	6,766
Clovis Oncology, Inc. (a)(b)	167,814	860,886
Codiak Biosciences, Inc. (b)	12,946	292,839
Cogent Biosciences, Inc. (a)(b)	32,833	284,334
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)(b)	61,277	76,596
Coherus BioSciences, Inc. (a)(b)	98,564	1,297,102
Concert Pharmaceuticals, Inc. (a)(b)	33,215	133,524
Constellation Pharmaceuticals, Inc. (a)	49,706	984,676
ContraFect Corp. (a)(b)	17,449	70,494
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	88,284	191,576
Cortexyme, Inc. (a)(b)	25,276	1,045,668
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	38,678
Crinetics Pharmaceuticals, Inc. (a)	29,767	522,411
CTI BioPharma Corp. (a)	66,932	159,967
Cue Biopharma, Inc. (a)	47,568	682,125
Cullinan Oncology, Inc.	21,944	652,395
Curis, Inc. (a)	130,100	1,873,440
Cyclacel Pharmaceuticals, Inc. (a)	33	237
Cyclerion Therapeutics, Inc. (a)(b)	45,211	146,484
Cyclo Therapeutics, Inc. (a)	5,309	43,959
Cytokinetics, Inc. (a)(b)	110,290	2,407,631
CytomX Therapeutics, Inc. (a)	90,799	650,121
Decibel Therapeutics, Inc.	9,257	82,850
Deciphera Pharmaceuticals, Inc. (a)	69,594	2,348,102
Denali Therapeutics, Inc. (a)(b)	125,770	7,997,714
DermTech, Inc. (a)(b)	39,764	1,627,143
DiaMedica Therapeutics, Inc. (a)	16,099	119,294
Dicerna Pharmaceuticals, Inc. (a)	102,619	3,345,379
Diffusion Pharmaceuticals, Inc. (a)	84,409	59,255
Dyadic International, Inc. (a)(b)	37,918	142,951
Dynavax Technologies Corp. (a)(b)	154,268	1,264,998
Dyne Therapeutics, Inc. (b)	27,564	526,748
Eagle Pharmaceuticals, Inc. (a)(b)	16,357	648,064
Edesa Biotech, Inc. (a)	8,424	52,818
Editas Medicine, Inc. (a)(b)	101,363	3,441,274
Eiger Biopharmaceuticals, Inc. (a)	57,373	450,952
Eledon Pharmaceuticals, Inc. (a)(b)	18,468	175,815
Emergent BioSolutions, Inc. (a)	68,207	4,136,755
Enanta Pharmaceuticals, Inc. (a)	24,762	1,204,919
Enochian Biosciences, Inc. (a)(b)	27,857	113,378
Epizyme, Inc. (a)(b)	133,125	1,095,619
Equillium, Inc. (a)(b)	21,675	142,188
Esperion Therapeutics, Inc. (a)(b)	39,960	795,604
Evelo Biosciences, Inc. (a)(b)	36,951	495,882
Exact Sciences Corp. (a)	262,548	29,019,430
Exelixis, Inc. (a)	484,824	10,932,781
Exicure, Inc. (a)(b)	134,393	224,436
F-star Therapeutics, Inc. (a)	9,721	72,324
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	124,755	9,556,233
FibroGen, Inc. (a)	128,118	2,722,508
Flexion Therapeutics, Inc. (a)(b)	61,425	514,127
Foghorn Therapeutics, Inc.	5,151	53,622
Forma Therapeutics Holdings, Inc.	32,214	904,247
Forte Biosciences, Inc. (a)(b)	16,638	591,315
Fortress Biotech, Inc. (a)(b)	118,327	476,858
Frequency Therapeutics, Inc. (a)(b)	54,830	485,246
G1 Therapeutics, Inc. (a)(b)	45,009	977,595
Galectin Therapeutics, Inc. (a)(b)	63,339	251,456
Galera Therapeutics, Inc. (a)(b)	4,354	37,314
Gemini Therapeutics, Inc.	62,884	773,473
Generation Bio Co. (b)	32,944	1,128,661
Genocea Biosciences, Inc. (a)(b)	33,261	78,496
Genprex, Inc. (a)(b)	68,088	254,649
GeoVax Labs, Inc. (a)(b)	8,310	45,040
Geron Corp. (a)(b)	515,851	711,874
Gilead Sciences, Inc.	1,946,687	128,695,478
Global Blood Therapeutics, Inc. (a)(b)	93,094	3,577,602
GlycoMimetics, Inc. (a)(b)	51,855	132,230
Gossamer Bio, Inc. (a)(b)	61,084	517,381
Greenwich Lifesciences, Inc.	2,092	77,571
Gritstone Bio, Inc. (a)(b)	28,447	261,712
Gt Biopharma, Inc. (a)(b)	29,786	513,511
Halozyme Therapeutics, Inc. (a)	201,958	8,363,081
Harpoon Therapeutics, Inc. (a)	34,224	705,699
Heat Biologics, Inc. (a)(b)	35,946	237,603
Heron Therapeutics, Inc. (a)(b)	126,357	1,676,757
Histogen, Inc. (a)	2,577	2,551
Homology Medicines, Inc. (a)(b)	37,665	250,096
Hookipa Pharma, Inc. (a)(b)	77,594	1,295,044
Humanigen, Inc. (a)(b)	75,276	1,522,833
iBio, Inc. (a)	343,356	497,866
Ideaya Biosciences, Inc. (a)	24,335	490,350
Idera Pharmaceuticals, Inc. (a)(b)	27,689	32,396
IGM Biosciences, Inc. (a)(b)	12,428	927,750
Immunic, Inc. (a)	22,190	299,787
ImmunityBio, Inc. (a)(b)	60,829	1,067,549
ImmunoGen, Inc. (a)	350,293	2,164,811
Immunome, Inc. (b)	5,126	107,236
Immunovant, Inc. (a)	88,169	1,336,642
Incyte Corp. (a)	287,331	24,072,591
Infinity Pharmaceuticals, Inc. (a)	116,752	388,784
Inhibrx, Inc. (a)(b)	7,514	158,996
Inmune Bio, Inc. (a)	11,598	157,269
Inovio Pharmaceuticals, Inc. (a)(b)	329,782	2,489,854
Inozyme Pharma, Inc. (a)(b)	5,586	91,387
Insmed, Inc. (a)	175,931	4,327,903
Intellia Therapeutics, Inc. (a)(b)	100,542	7,534,617
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	683,543
Invitae Corp. (a)(b)	270,494	7,784,817
Ionis Pharmaceuticals, Inc. (a)(b)	219,005	8,157,936
Iovance Biotherapeutics, Inc. (a)	212,672	3,949,319
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	244,598	2,829,999
IsoRay, Inc. (a)	190,229	152,183
iTeos Therapeutics, Inc. (a)	15,577	319,952
Iveric Bio, Inc. (a)(b)	120,756	853,745
Jounce Therapeutics, Inc. (a)(b)	25,391	199,319
Kadmon Holdings, Inc. (a)	213,993	821,733
Kalvista Pharmaceuticals, Inc. (a)(b)	26,180	706,860
Karuna Therapeutics, Inc. (a)	27,913	3,121,232
Karyopharm Therapeutics, Inc. (a)(b)	90,770	842,346
Keros Therapeutics, Inc. (a)(b)	10,825	590,612
Kezar Life Sciences, Inc. (a)	46,243	264,510
Kindred Biosciences, Inc. (a)(b)	54,356	262,539
Kiniksa Pharmaceuticals Ltd. (a)(b)	32,692	445,592
Kinnate Biopharma, Inc. (b)	27,233	639,431
Kodiak Sciences, Inc. (a)(b)	48,273	4,036,588
Kronos Bio, Inc. (b)	17,914	437,281
Krystal Biotech, Inc. (a)(b)	25,935	1,691,999
Kura Oncology, Inc. (a)	110,209	2,452,150
Kymera Therapeutics, Inc. (a)	18,718	900,149
La Jolla Pharmaceutical Co. (a)(b)	30,025	129,108
Lantern Pharma, Inc. (a)	6,165	93,215
Larimar Therapeutics, Inc. (a)(b)	18,481	153,577
Leap Therapeutics, Inc. (a)	42,530	68,899
Lexicon Pharmaceuticals, Inc. (a)(b)	90,307	396,448
Ligand Pharmaceuticals, Inc. Class B (a)(b)	24,858	2,925,787
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	608,016
LogicBio Therapeutics, Inc. (a)(b)	12,282	53,672
Lumos Pharma, Inc. (a)	3,251	34,070
Macrogenics, Inc. (a)	88,085	2,835,456
Madrigal Pharmaceuticals, Inc. (a)(b)	15,446	1,734,586
Magenta Therapeutics, Inc. (a)(b)	44,113	544,796
MannKind Corp. (a)(b)	393,051	1,737,285
Marker Therapeutics, Inc. (a)	45,560	132,580
Matinas BioPharma Holdings, Inc. (a)(b)	194,366	149,662
MediciNova, Inc. (a)(b)	61,340	258,855
MEI Pharma, Inc. (a)(b)	134,168	386,404
Merrimack Pharmaceuticals, Inc. (a)	15,717	100,589
Mersana Therapeutics, Inc. (a)	80,287	1,149,710
Millendo Therapeutics, Inc. (a)	11,776	14,013
MiMedx Group, Inc. (a)(b)	172,857	1,847,841
Minerva Neurosciences, Inc. (a)	45,867	135,308
Mirati Therapeutics, Inc. (a)	72,845	11,520,437
Mirum Pharmaceuticals, Inc. (a)(b)	19,259	318,544
Moderna, Inc. (a)	470,715	87,086,982
Molecular Templates, Inc. (a)(b)	59,475	531,707
Moleculin Biotech, Inc. (a)(b)	30,817	114,023
Morphic Holding, Inc. (a)	21,467	1,059,611
Mustang Bio, Inc. (a)	51,963	174,076
Myovant Sciences Ltd. (a)(b)	74,672	1,749,565
Myriad Genetics, Inc. (a)	117,002	3,352,107
NanoViricides, Inc. (a)	8,252	29,625
Natera, Inc. (a)	120,598	11,353,096
Navidea Biopharmaceuticals, Inc. (a)	7,141	12,140
Neoleukin Therapeutics, Inc. (a)	48,248	483,927
Neubase Therapeutics, Inc. (a)(b)	27,182	140,531
Neurobo Pharmaceuticals, Inc. (a)	380	1,072
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	144,678	13,920,917
Neximmune, Inc.	6,510	120,956
NextCure, Inc. (a)	17,599	138,152
Nkarta, Inc. (a)(b)	30,764	749,103
Novavax, Inc. (a)	104,938	15,490,948
Nurix Therapeutics, Inc. (a)(b)	26,007	725,595
Ocugen, Inc. (a)(b)	292,839	2,556,484
Olema Pharmaceuticals, Inc. (b)	22,075	617,217
OncoCyte Corp. (a)(b)	109,596	484,414
Oncorus, Inc. (a)	11,593	199,400
OncoSec Medical, Inc. (a)	19,670	78,877
Oncternal Therapeutics, Inc. (a)(b)	80,553	458,347
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)	60,641	132,804
Opko Health, Inc. (a)(b)	684,094	2,613,239
Oragenics, Inc. (a)(b)	83,373	57,261
Organogenesis Holdings, Inc. Class A (a)(b)	79,621	1,419,642
Organovo Holdings, Inc. (a)(b)	11,895	111,813
Orgenesis, Inc. (a)(b)	12,779	61,723
ORIC Pharmaceuticals, Inc. (a)(b)	18,690	427,067
Outlook Therapeutics, Inc. (a)	124,702	334,201
Ovid Therapeutics, Inc. (a)(b)	46,991	195,013
Oyster Point Pharma, Inc. (a)(b)	15,469	277,204
Palatin Technologies, Inc. (a)(b)	273,268	150,161
Palisade Bio, Inc. (a)(b)	47	179
Palisade Bio, Inc. rights (a)(c)	289	0
Passage Bio, Inc. (a)(b)	36,368	481,876
PDL BioPharma, Inc. (a)(c)	218,274	539,137
PDS Biotechnology Corp. (a)	32,700	398,940
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	90,016
Pieris Pharmaceuticals, Inc. (a)(b)	79,436	273,260
PMV Pharmaceuticals, Inc. (b)	24,784	852,570
Polarityte, Inc. (a)(b)	90,951	103,684
Poseida Therapeutics, Inc. (a)(b)	17,968	151,830
Praxis Precision Medicines, Inc.	23,014	450,844
Precigen, Inc. (a)(b)	140,644	928,250
Precision BioSciences, Inc. (a)(b)	61,161	644,025
Prelude Therapeutics, Inc. (b)	24,019	834,900
Protagonist Therapeutics, Inc. (a)	71,859	2,522,969
Protara Therapeutics, Inc. (a)	11,701	110,925
Prothena Corp. PLC (a)(b)	54,492	1,589,532
PTC Therapeutics, Inc. (a)	120,945	4,749,510
Puma Biotechnology, Inc. (a)(b)	56,688	598,058
Qualigen Therapeutics, Inc. (a)(b)	15,124	28,887
Radius Health, Inc. (a)(b)	68,750	1,326,188
RAPT Therapeutics, Inc. (a)(b)	10,492	202,496
Recro Pharma, Inc. (a)(b)	27,083	62,020
Regeneron Pharmaceuticals, Inc. (a)	163,219	82,006,122
REGENXBIO, Inc. (a)	51,018	1,799,405
Regulus Therapeutics, Inc. (a)(b)	50,761	50,066
Relay Therapeutics, Inc. (a)(b)	38,145	1,225,217
Repligen Corp. (a)	78,171	14,274,806
Replimune Group, Inc. (a)	40,493	1,578,012
Revolution Medicines, Inc. (a)(b)	74,153	2,217,916
Rhythm Pharmaceuticals, Inc. (a)(b)	53,814	1,055,293
Rigel Pharmaceuticals, Inc. (a)(b)	265,322	986,998
Rocket Pharmaceuticals, Inc. (a)(b)	68,184	2,897,820
Rubius Therapeutics, Inc. (a)(b)	65,347	1,596,427
Sage Therapeutics, Inc. (a)	79,714	5,548,094
Salarius Pharmaceuticals, Inc. (a)(b)	287	367
Salarius Pharmaceuticals, Inc. rights (a)(c)	7,499	922
Sana Biotechnology, Inc. (b)	41,154	862,999
Sangamo Therapeutics, Inc. (a)	180,337	1,944,033
Sarepta Therapeutics, Inc. (a)	121,816	9,215,380
Savara, Inc. (a)(b)	39,095	70,371
Scholar Rock Holding Corp. (a)(b)	30,909	830,525
Seagen, Inc. (a)	196,580	30,538,703
Selecta Biosciences, Inc. (a)(b)	127,299	552,478
Sellas Life Sciences Group, Inc. (a)(b)	12,983	155,277
Sensei Biotherapeutics, Inc.	5,626	69,931
Seres Therapeutics, Inc. (a)(b)	85,631	1,807,670
Sesen Bio, Inc. (a)	233,010	780,584
Shattuck Labs, Inc. (b)	25,218	684,417
Sigilon Therapeutics, Inc. (b)	8,159	95,216
Silverback Therapeutics, Inc. (b)	22,000	605,660
Soleno Therapeutics, Inc. (a)	36,789	37,893
Solid Biosciences, Inc. (a)	50,658	192,500
Soligenix, Inc. (a)(b)	23,654	24,127
Sorrento Therapeutics, Inc. (a)(b)	354,613	2,666,690
Spectrum Pharmaceuticals, Inc. (a)(b)	197,697	682,055
Spero Therapeutics, Inc. (a)(b)	32,051	464,740
Springworks Therapeutics, Inc. (a)(b)	41,785	3,407,149
Spruce Biosciences, Inc. (b)	5,509	77,842
SQZ Biotechnologies Co. (b)	10,340	140,314
Stoke Therapeutics, Inc. (a)(b)	31,173	1,236,321
Surface Oncology, Inc. (a)(b)	23,842	215,532
Sutro Biopharma, Inc. (a)(b)	65,091	1,211,344
Synaptogenix, Inc. (a)	272	1,999
Syndax Pharmaceuticals, Inc. (a)(b)	50,160	921,439
Synlogic, Inc. (a)(b)	30,139	112,720
Synthetic Biologics, Inc. (a)	97,571	51,225
Syros Pharmaceuticals, Inc. (a)	80,524	519,380
T2 Biosystems, Inc. (a)(b)	242,249	336,726
Taysha Gene Therapies, Inc. (b)	9,321	209,723
TCR2 Therapeutics, Inc. (a)	37,471	717,570
TG Therapeutics, Inc. (a)	181,563	6,331,102
TONIX Pharmaceuticals Holding (a)	635,278	749,628
TRACON Pharmaceuticals, Inc. (a)(b)	24,147	145,606
Translate Bio, Inc. (a)(b)	110,732	1,994,283
Travere Therapeutics, Inc. (a)	78,591	1,192,225
Trevena, Inc. (a)	223,656	389,161
Turning Point Therapeutics, Inc. (a)	63,677	4,214,144
Twist Bioscience Corp. (a)	65,701	7,050,374
Tyme Technologies, Inc. (a)(b)	123,850	190,729
Ultragenyx Pharmaceutical, Inc. (a)(b)	100,033	10,174,356
uniQure B.V. (a)	67,916	2,358,723
United Therapeutics Corp. (a)	68,137	12,666,668
UNITY Biotechnology, Inc. (a)(b)	46,076	206,420
Vanda Pharmaceuticals, Inc. (a)(b)	81,705	1,445,361
Vaxart, Inc. (a)(b)	185,284	1,226,580
Vaxcyte, Inc. (b)	32,745	689,937
VBI Vaccines, Inc. (a)	359,977	1,162,726
Veracyte, Inc. (a)(b)	102,672	4,009,342
Verastem, Inc. (a)	224,519	868,889
Vericel Corp. (a)(b)	71,152	4,020,088
Vertex Pharmaceuticals, Inc. (a)	402,844	84,045,344
Viking Therapeutics, Inc. (a)(b)	104,003	544,976
Vincerx Pharma, Inc. (a)(b)	27,455	381,075
Vir Biotechnology, Inc. (a)(b)	101,224	4,242,298
Viracta Therapeutics, Inc. (a)(b)	2,801	29,074
Viridian Therapeutics, Inc. (a)	1,856	33,427
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)	187,828	486,475
Vor Biopharma, Inc. (a)(b)	18,724	395,076
Voyager Therapeutics, Inc. (a)(b)	41,094	175,060
vTv Therapeutics, Inc. Class A (a)(b)	39,197	96,425
Vyant Bio, Inc. (a)(b)	18,007	66,446
X4 Pharmaceuticals, Inc. (a)	23,776	225,872
Xbiotech, Inc. (a)	22,712	391,782
Xencor, Inc. (a)	83,407	3,207,833
XOMA Corp. (a)(b)	13,983	412,079
Y-mAbs Therapeutics, Inc. (a)	43,594	1,561,973
Yield10 Bioscience, Inc. (a)	12	99
Yumanity Therapeutics, Inc. (a)(b)	2,924	44,971
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)(b)	21,996	1,228,477
ZIOPHARM Oncology, Inc. (a)(b)	328,944	999,990
		1,707,591,726
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	2,747,223	320,463,563
Abiomed, Inc. (a)	70,279	19,999,998
Accelerate Diagnostics, Inc. (a)(b)	41,779	317,103
Accuray, Inc. (a)(b)	143,156	609,845
Acutus Medical, Inc. (a)(b)	19,655	319,787
Align Technology, Inc. (a)	111,795	65,975,819
Alphatec Holdings, Inc. (a)	86,364	1,252,278
Angiodynamics, Inc. (a)(b)	60,440	1,397,373
Antares Pharma, Inc. (a)	245,368	974,111
Apollo Endosurgery, Inc. (a)	16,682	120,110
Apyx Medical Corp. (a)	41,290	404,229
Asensus Surgical, Inc. (a)(b)	196,023	458,694
Aspira Women's Health, Inc. (a)(b)	97,584	545,495
Atricure, Inc. (a)	70,266	5,250,978
Atrion Corp. (b)	2,027	1,258,767
Avanos Medical, Inc. (a)	73,933	2,964,713
Avinger, Inc. (a)(b)	153,862	161,555
AxoGen, Inc. (a)	54,067	1,097,560
Axonics Modulation Technologies, Inc. (a)	55,877	3,223,544
Baxter International, Inc.	784,044	64,385,693
Becton, Dickinson & Co.	450,737	109,028,773
Bellerophon Therapeutics, Inc. (a)	7,640	31,630
Beyond Air, Inc. (a)(b)	12,451	61,632
BioLase Technology, Inc. (a)	170,940	123,932
BioLife Solutions, Inc. (a)	40,949	1,364,011
Biomerica, Inc. (a)(b)	3,201	11,684
BioSig Technologies, Inc. (a)	30,625	110,863
Bioventus, Inc. (b)	9,693	172,342
Boston Scientific Corp. (a)	2,197,622	93,508,816
Cantel Medical Corp. (a)	57,736	4,695,669
Cardiovascular Systems, Inc. (a)	60,376	2,366,135
Cerus Corp. (a)(b)	263,959	1,528,323
Chembio Diagnostics, Inc. (a)(b)	13,955	44,516
ClearPoint Neuro, Inc. (a)	20,345	374,755
Co-Diagnostics, Inc. (a)(b)	37,387	301,713
ConforMis, Inc. (a)	224,997	198,807
CONMED Corp. (b)	45,640	6,284,172
Cryolife, Inc. (a)(b)	58,485	1,684,953
CryoPort, Inc. (a)(b)	71,516	3,999,175
Cutera, Inc. (a)(b)	27,141	1,041,672
CytoSorbents Corp. (a)(b)	62,586	506,321
Danaher Corp.	983,026	251,792,280
Dare Bioscience, Inc. (a)(b)	12,167	15,574
DarioHealth Corp. (a)(b)	10,018	162,993
Delcath Systems, Inc. (a)(b)	4,791	51,264
Dentsply Sirona, Inc.	338,911	22,679,924
DexCom, Inc. (a)	149,167	55,100,798
Eargo, Inc. (a)(b)	22,432	763,137
Edwards Lifesciences Corp. (a)	969,140	92,940,526
Ekso Bionics Holdings, Inc. (a)(b)	14,838	84,280
electroCore, Inc. (a)(b)	58,573	98,403
Electromed, Inc. (a)	6,101	60,156
ENDRA Life Sciences, Inc. (a)(b)	38,471	81,559
Envista Holdings Corp. (a)	249,081	10,869,895
Fonar Corp. (a)	12,634	228,675
Glaukos Corp. (a)	71,743	5,278,850
Globus Medical, Inc. (a)	119,699	8,625,510
Haemonetics Corp. (a)	77,365	4,368,028
Hancock Jaffe Laboratories, Inc. (a)(b)	10,208	60,329
Helius Medical Technologies, Inc. (U.S.) (a)(b)	534	7,214
Heska Corp. (a)(b)	14,934	2,959,172
Hill-Rom Holdings, Inc.	103,974	11,570,227
Hologic, Inc. (a)	398,919	25,155,832
ICU Medical, Inc. (a)	30,686	6,384,529
IDEXX Laboratories, Inc. (a)	132,340	73,860,277
Inari Medical, Inc.	15,078	1,311,032
Inogen, Inc. (a)	27,836	1,720,543
Insulet Corp. (a)	102,311	27,590,207
Integer Holdings Corp. (a)	51,401	4,650,248
Integra LifeSciences Holdings Corp. (a)	111,617	7,707,154
Intersect ENT, Inc. (a)	48,150	849,848
IntriCon Corp. (a)(b)	10,720	239,378
Intuitive Surgical, Inc. (a)	182,634	153,810,702
Invacare Corp. (a)(b)	53,785	430,280
INVO Bioscience, Inc. (a)(b)	23,986	105,059
IRadimed Corp. (a)(b)	7,211	200,538
iRhythm Technologies, Inc. (a)	44,255	3,339,482
Iridex Corp. (a)(b)	14,475	113,774
Kewaunee Scientific Corp. (a)	970	11,572
Lantheus Holdings, Inc. (a)	100,204	2,429,947
LeMaitre Vascular, Inc. (b)	27,523	1,409,453
LENSAR, Inc. (a)	16,562	136,968
LivaNova PLC (a)	76,506	6,391,311
Lucira Health, Inc. (b)	12,311	60,816
Masimo Corp. (a)	79,082	17,050,079
Medtronic PLC	2,089,761	264,542,845
Meridian Bioscience, Inc. (a)(b)	68,310	1,418,116
Merit Medical Systems, Inc. (a)(b)	77,697	4,688,237
Mesa Laboratories, Inc. (b)	7,747	1,906,227
Microbot Medical, Inc. (a)(b)	10,061	77,268
Milestone Scientific, Inc. (a)(b)	55,851	116,170
Misonix, Inc. (a)(b)	20,700	397,233
Motus GI Holdings, Inc. (a)(b)	46,375	47,303
MyMD Pharmaceuticals, Inc. (a)(b)	8,246	36,035
Myomo, Inc. (a)	6,750	71,753
Natus Medical, Inc. (a)	54,207	1,452,748
Nemaura Medical, Inc. (a)(b)	15,517	211,186
Neogen Corp. (a)	83,235	7,683,423
Neuronetics, Inc. (a)	29,258	397,031
Nevro Corp. (a)	54,180	8,164,926
Novocure Ltd. (a)(b)	131,834	26,894,136
NuVasive, Inc. (a)	80,927	5,519,221
Obalon Therapeutics, Inc. (a)(b)	532	1,660
OraSure Technologies, Inc. (a)(b)	114,677	1,102,046
Ortho Clinical Diagnostics Holdings PLC	133,973	2,753,145
Orthofix International NV (a)	29,501	1,200,691
OrthoPediatrics Corp. (a)(b)	19,905	1,124,433
Outset Medical, Inc.	28,959	1,397,851
PAVmed, Inc. (a)(b)	98,783	523,550
Penumbra, Inc. (a)	52,174	12,997,065
Predictive Oncology, Inc. (a)(b)	75,628	89,241
Pro-Dex, Inc. (a)	4,562	155,929
Pulmonx Corp.	20,295	871,061
Pulse Biosciences, Inc. (a)(b)	19,714	355,641
Quidel Corp. (a)(b)	60,325	7,124,986
Quotient Ltd. (a)(b)	147,507	613,629
Repro Medical Systems, Inc. (a)(b)	30,290	129,338
ResMed, Inc.	225,276	46,373,065
Retractable Technologies, Inc. (a)(b)	20,751	188,627
Rockwell Medical Technologies, Inc. (a)(b)	82,108	71,442
Sanara Medtech, Inc. (a)(b)	2,643	77,836
Seaspine Holdings Corp. (a)	32,479	661,922
Second Sight Medical Products, Inc. (a)	21,069	125,993
Senseonics Holdings, Inc. (a)(b)	481,486	991,861
Shockwave Medical, Inc. (a)	50,373	9,062,103
SI-BONE, Inc. (a)	41,873	1,263,308
Sientra, Inc. (a)(b)	76,172	530,157
Silk Road Medical, Inc. (a)	53,992	2,622,931
Sintx Technologies, Inc. (a)(b)	35,965	52,149
SmileDirectClub, Inc. (a)(b)	124,713	1,023,894
Soliton, Inc. (a)	16,700	372,076
Staar Surgical Co. (a)	72,896	10,645,003
Stereotaxis, Inc. (a)	91,596	734,600
STERIS PLC (b)	132,327	25,255,931
STRATA Skin Sciences, Inc. (a)	566	792
Stryker Corp.	507,470	129,541,867
Surgalign Holdings, Inc. (a)(b)	139,754	273,918
SurModics, Inc. (a)	20,931	1,110,390
Tactile Systems Technology, Inc. (a)(b)	29,608	1,592,022
Talis Biomedical Corp. (b)	29,289	285,275
Tandem Diabetes Care, Inc. (a)	96,653	8,253,200
Tela Bio, Inc. (a)	6,272	86,177
Teleflex, Inc.	72,213	29,043,346
The Cooper Companies, Inc.	76,067	29,928,561
Thermogenesis Holdings, Inc. (a)	57	156
TransMedics Group, Inc. (a)	36,136	926,527
Utah Medical Products, Inc. (b)	6,131	525,488
Vapotherm, Inc. (a)(b)	30,978	612,745
Varex Imaging Corp. (a)(b)	60,985	1,530,114
Venus Concept, Inc. (a)	16,173	32,993
ViewRay, Inc. (a)(b)	175,937	1,034,510
Viveve Medical, Inc. (a)	32	88
VolitionRx Ltd. (a)(b)	47,456	165,621
West Pharmaceutical Services, Inc.	115,329	40,077,981
Zimmer Biomet Holdings, Inc.	322,374	54,265,215
Zosano Pharma Corp. (a)(b)	130,714	104,571
Zynex, Inc. (a)(b)	27,900	424,638
		2,275,312,149
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	117,655	4,353,235
Acadia Healthcare Co., Inc. (a)	137,031	8,819,315
Accolade, Inc. (a)(b)	22,380	1,129,966
AdaptHealth Corp. (a)(b)	122,058	3,196,699
Addus HomeCare Corp. (a)	22,593	2,172,769
Amedisys, Inc. (a)	51,097	13,201,932
AmerisourceBergen Corp.	229,277	26,307,243
AMN Healthcare Services, Inc. (a)	73,281	6,500,025
Anthem, Inc.	379,539	151,140,021
Apollo Medical Holdings, Inc. (a)	32,302	1,126,694
Apria, Inc.	11,889	362,020
Biodesix, Inc. (a)(b)	7,043	101,771
Brookdale Senior Living, Inc. (a)	290,814	1,960,086
Caladrius Biosciences, Inc. (a)	48,949	74,402
Capital Senior Living Corp. (a)(b)	2,526	117,914
Cardinal Health, Inc.	453,929	25,451,799
Castle Biosciences, Inc. (a)	27,058	1,621,586
Centene Corp. (a)	900,176	66,252,954
Chemed Corp.	24,921	12,244,684
Cigna Corp.	545,325	141,157,376
Clover Health Investments Corp. (a)(b)	223,438	1,707,066
Community Health Systems, Inc. (a)	183,750	2,622,113
Corvel Corp. (a)	13,371	1,666,027
Covetrus, Inc. (a)	151,609	4,205,634
Cross Country Healthcare, Inc. (a)	52,898	827,854
CVS Health Corp.	2,032,607	175,698,549
DaVita HealthCare Partners, Inc. (a)	112,436	13,500,191
Encompass Health Corp.	153,757	13,190,813
Enzo Biochem, Inc. (a)(b)	55,775	171,787
Exagen, Inc. (a)	5,198	74,072
Five Star Senior Living, Inc. (a)(b)	29,657	178,239
Fulgent Genetics, Inc. (a)(b)	27,452	2,033,370
Great Elm Group, Inc. (a)	40,893	107,958
Guardant Health, Inc. (a)	131,029	16,263,319
Hanger, Inc. (a)	61,041	1,576,689
HCA Holdings, Inc.	411,269	88,336,469
HealthEquity, Inc. (a)	128,858	10,710,677
Henry Schein, Inc. (a)	221,517	16,844,153
Hims & Hers Health, Inc. (a)(b)	124,504	1,794,103
Humana, Inc.	199,642	87,383,303
InfuSystems Holdings, Inc. (a)	24,389	451,197
Laboratory Corp. of America Holdings (a)	151,741	41,649,870
LHC Group, Inc. (a)	49,344	9,713,366
Magellan Health Services, Inc. (a)	36,134	3,403,461
McKesson Corp.	246,896	47,500,321
MEDNAX, Inc. (a)	133,900	4,282,122
Modivcare, Inc. (a)	19,500	2,870,985
Molina Healthcare, Inc. (a)	89,763	22,562,828
National Healthcare Corp.	17,604	1,288,789
National Research Corp. Class A (b)	19,658	940,242
Ontrak, Inc. (a)(b)	11,611	352,742
Option Care Health, Inc. (a)	133,392	2,446,409
Owens & Minor, Inc. (b)	112,355	5,023,392
Patterson Companies, Inc. (b)	135,533	4,410,244
Pennant Group, Inc. (a)	38,054	1,304,111
PetIQ, Inc. Class A (a)(b)	32,341	1,329,215
Precipio, Inc. (a)	9,930	32,868
Premier, Inc.	109,957	3,628,581
Progenity, Inc. (b)	24,206	62,694
Progyny, Inc. (a)	57,601	3,688,768
Psychemedics Corp. (a)(b)	1,921	12,679
Quest Diagnostics, Inc.	206,841	27,234,754
R1 RCM, Inc. (a)	213,661	4,946,252
RadNet, Inc. (a)	64,743	1,713,747
Select Medical Holdings Corp.	167,559	6,714,089
Sharps Compliance Corp. (a)(b)	16,557	225,506
Signify Health, Inc.	39,888	1,009,166
SOC Telemed, Inc. Class A (a)(b)	57,617	345,702
Surgery Partners, Inc. (a)	42,497	2,487,349
Tenet Healthcare Corp. (a)	163,785	10,958,854
The Ensign Group, Inc.	79,934	6,650,509
The Joint Corp. (a)(b)	19,624	1,394,874
Tivity Health, Inc. (a)	68,189	1,786,552
Triple-S Management Corp. (a)(b)	40,849	1,033,480
U.S. Physical Therapy, Inc.	19,753	2,298,459
UnitedHealth Group, Inc.	1,465,685	603,744,965
Universal Health Services, Inc. Class B	120,449	19,227,274
		1,754,911,293
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	233,076	4,053,192
American Well Corp. (b)	83,690	1,041,941
CareCloud, Inc. (a)(b)	4,478	37,660
Castlight Health, Inc. Class B (a)	106,834	194,438
Cerner Corp.	474,347	37,117,653
Certara, Inc. (b)	60,106	1,581,389
Change Healthcare, Inc. (a)	355,730	8,338,311
Computer Programs & Systems, Inc.	19,602	634,517
Evolent Health, Inc. (a)(b)	118,180	2,296,237
GoodRx Holdings, Inc. (b)	67,494	2,504,702
Health Catalyst, Inc. (a)(b)	51,885	2,785,706
HealthStream, Inc. (a)	43,232	1,131,814
HTG Molecular Diagnostics (a)(b)	3,005	11,179
iCAD, Inc. (a)	34,731	571,325
Inovalon Holdings, Inc. Class A (a)	119,919	3,760,660
Inspire Medical Systems, Inc. (a)	42,071	8,174,395
MultiPlan Corp. Class A (a)(b)	439,719	3,711,228
NantHealth, Inc. (a)	57,911	151,148
Nextgen Healthcare, Inc. (a)	83,568	1,372,187
Omnicell, Inc. (a)(b)	65,793	9,145,227
OptimizeRx Corp. (a)(b)	20,347	999,445
Phreesia, Inc. (a)	54,217	2,683,742
Schrodinger, Inc. (a)(b)	57,103	4,007,489
Simulations Plus, Inc. (b)	21,877	1,154,668
Streamline Health Solutions, Inc. (a)	94,959	185,170
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	1,474,239
Teladoc Health, Inc. (a)(b)	200,201	30,146,267
Veeva Systems, Inc. Class A (a)	211,004	61,473,905
Vocera Communications, Inc. (a)	50,773	1,712,066
		192,451,900
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	114,294	20,572,920
Adaptive Biotechnologies Corp. (a)(b)	131,026	4,954,093
Agilent Technologies, Inc.	471,636	65,147,081
Applied DNA Sciences, Inc. (a)(b)	641	3,711
Avantor, Inc. (a)	802,721	25,807,480
Berkeley Lights, Inc. (a)	14,048	611,088
Bio-Rad Laboratories, Inc. Class A (a)	33,446	20,146,867
Bio-Techne Corp.	60,495	25,034,646
BioNano Genomics, Inc. (a)(b)	278,694	1,719,542
Bruker Corp.	157,706	10,951,105
Champions Oncology, Inc. (a)	6,812	64,101
Charles River Laboratories International, Inc. (a)	77,354	26,144,878
ChromaDex, Inc. (a)(b)	68,132	565,496
Codexis, Inc. (a)(b)	91,211	1,869,826
Fluidigm Corp. (a)(b)	109,764	636,631
Harvard Bioscience, Inc. (a)	56,746	397,222
Illumina, Inc. (a)	226,404	91,838,519
Inotiv, Inc. (a)	11,362	282,687
IQVIA Holdings, Inc. (a)	296,721	71,260,515
Luminex Corp.	69,019	2,546,111
Maravai LifeSciences Holdings, Inc.	125,701	4,718,816
Medpace Holdings, Inc. (a)(b)	42,083	7,030,386
Mettler-Toledo International, Inc. (a)	36,208	47,104,798
Nanostring Technologies, Inc. (a)	68,702	3,812,274
NeoGenomics, Inc. (a)(b)	185,869	7,626,205
Pacific Biosciences of California, Inc. (a)	297,736	8,053,759
PerkinElmer, Inc.	174,514	25,316,746
Personalis, Inc. (a)(b)	40,421	909,068
PPD, Inc. (a)	169,576	7,820,845
PRA Health Sciences, Inc. (a)	100,337	17,149,600
Quanterix Corp. (a)	41,913	2,158,100
Seer, Inc. (b)	22,758	673,182
Sotera Health Co.	109,216	2,632,106
Syneos Health, Inc. (a)	138,328	12,159,031
Thermo Fisher Scientific, Inc.	610,739	286,741,961
Waters Corp. (a)	96,209	31,003,350
		835,464,746
Pharmaceuticals - 3.2%
9 Meters Biopharma, Inc. (a)	212,474	271,967
AcelRx Pharmaceuticals, Inc. (a)	161,025	223,825
Acer Therapeutics, Inc. (a)(b)	6,588	19,303
Aclaris Therapeutics, Inc. (a)(b)	70,209	1,561,448
Adamis Pharmaceuticals Corp. (a)(b)	200,206	137,822
Adial Pharmaceuticals, Inc. (a)(b)	12,772	31,547
Aerie Pharmaceuticals, Inc. (a)(b)	71,273	1,161,037
Aerpio Pharmaceuticals, Inc. (a)	17,597	29,915
Agile Therapeutics, Inc. (a)(b)	85,784	138,112
Alimera Sciences, Inc. (a)	1,036	10,878
Amneal Pharmaceuticals, Inc. (a)	186,979	1,058,301
Amphastar Pharmaceuticals, Inc. (a)(b)	53,793	1,017,764
Ampio Pharmaceuticals, Inc. (a)(b)	268,882	486,676
Angion Biomedica Corp.	6,656	102,769
ANI Pharmaceuticals, Inc. (a)(b)	13,713	471,042
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)(b)	29,801	110,562
Arvinas Holding Co. LLC (a)	50,489	3,672,570
Assertio Holdings, Inc. (a)(b)	51,237	92,739
AstraZeneca PLC rights (a)(c)	7,692	0
Atea Pharmaceuticals, Inc. (b)	21,147	431,822
Athira Pharma, Inc. (b)	24,301	484,562
Avenue Therapeutics, Inc. (a)(b)	6,166	30,583
Axsome Therapeutics, Inc. (a)(b)	40,072	2,432,771
Aytu BioScience, Inc. (a)(b)	31,782	161,453
Baudax Bio, Inc. (a)(b)	77,004	69,535
Biodelivery Sciences International, Inc. (a)	137,541	485,520
Bristol-Myers Squibb Co.	3,475,522	228,411,306
Cara Therapeutics, Inc. (a)	63,036	856,659
Cassava Sciences, Inc. (a)(b)	55,545	2,994,986
Catalent, Inc. (a)	262,435	27,511,061
Cerecor, Inc. (a)(b)	105,012	277,232
Chiasma, Inc. (a)(b)	102,170	432,179
Citius Pharmaceuticals, Inc. (a)(b)	167,327	381,506
Clearside Biomedical, Inc. (a)	56,255	144,294
Clever Leaves Holdings, Inc. (a)(b)	37,601	459,860
Cocrystal Pharma, Inc. (a)(b)	40,430	45,686
Collegium Pharmaceutical, Inc. (a)	55,936	1,336,311
Corcept Therapeutics, Inc. (a)	162,810	3,516,696
CorMedix, Inc. (a)(b)	43,788	316,587
Cumberland Pharmaceuticals, Inc. (a)	5,048	14,892
CymaBay Therapeutics, Inc. (a)(b)	111,875	473,231
Durect Corp. (a)(b)	300,972	496,604
Elanco Animal Health, Inc. (a)	734,987	26,444,832
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,232,847	246,248,860
Eloxx Pharmaceuticals, Inc. (a)(b)	43,872	68,440
Endo International PLC (a)	355,706	2,087,994
Eton Pharmaceuticals, Inc. (a)(b)	19,284	136,145
Evofem Biosciences, Inc. (a)(b)	110,621	95,134
Evoke Pharma, Inc. (a)(b)	5,940	7,306
Evolus, Inc. (a)	37,906	410,143
Eyenovia, Inc. (a)	16,586	79,281
Eyepoint Pharmaceuticals, Inc. (a)(b)	23,108	227,152
Fulcrum Therapeutics, Inc. (a)(b)	26,551	237,100
Graybug Vision, Inc. (b)	6,561	26,113
Harrow Health, Inc. (a)(b)	29,956	275,595
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	179,129
Horizon Therapeutics PLC (a)	347,015	31,807,395
IMARA, Inc. (a)(b)	8,877	64,536
Innoviva, Inc. (a)(b)	104,480	1,405,256
Intra-Cellular Therapies, Inc. (a)(b)	111,384	4,389,643
Jaguar Health, Inc. (a)	138,770	222,032
Jazz Pharmaceuticals PLC (a)	92,952	16,557,540
Johnson & Johnson	4,075,886	689,843,706
Kala Pharmaceuticals, Inc. (a)(b)	77,128	435,773
Kaleido Biosciences, Inc. (a)(b)	29,927	214,876
KemPharm, Inc. (a)(b)	41,805	428,083
Landos Biopharma, Inc. (b)	9,145	100,412
Lannett Co., Inc. (a)(b)	54,109	232,669
Lipocine, Inc. (a)(b)	82,853	101,081
Liquidia Technologies, Inc. (a)	38,093	114,660
Lyra Therapeutics, Inc.	173	1,242
Marinus Pharmaceuticals, Inc. (a)(b)	48,200	810,724
Merck & Co., Inc.	3,922,075	297,646,272
Nektar Therapeutics (a)	287,218	5,190,029
NGM Biopharmaceuticals, Inc.(a)(b)	50,552	761,313
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	3,179
Novan, Inc. (a)(b)	20,460	159,690
Nuvation Bio, Inc. (a)(b)	118,100	1,679,382
Ocular Therapeutix, Inc. (a)	116,440	1,695,366
Ocuphire Pharma, Inc. (a)(b)	621	2,819
Ocuphire Pharma, Inc. rights (a)(c)	621	565
Odonate Therapeutics, Inc. (a)(b)	30,486	105,482
Omeros Corp. (a)(b)	102,323	1,554,286
Onconova Therapeutics, Inc. (a)(b)	23,169	155,001
OptiNose, Inc. (a)(b)	48,331	154,176
Osmotica Pharmaceuticals PLC (a)(b)	15,165	44,130
Otonomy, Inc. (a)	64,513	150,315
Pacira Biosciences, Inc. (a)	68,893	4,179,738
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	463,567
Perrigo Co. PLC	206,240	9,515,914
Petros Pharmaceuticals, Inc. (a)	1,091	3,306
Pfizer, Inc.	8,649,712	335,003,346
Phathom Pharmaceuticals, Inc. (a)(b)	19,221	679,462
Phibro Animal Health Corp. Class A	34,319	967,453
Pliant Therapeutics, Inc. (b)	12,956	389,457
PLx Pharma PLC (a)(b)	31,335	464,385
Prestige Brands Holdings, Inc. (a)(b)	75,694	3,774,860
ProPhase Labs, Inc.	16,656	79,949
Provention Bio, Inc. (a)(b)	78,461	597,088
Pulmatrix, Inc. (a)(b)	89,047	82,858
Reata Pharmaceuticals, Inc. (a)(b)	41,110	5,621,381
Relmada Therapeutics, Inc. (a)(b)	23,122	799,790
Revance Therapeutics, Inc. (a)(b)	105,704	3,129,895
Royalty Pharma PLC (b)	130,078	5,218,729
Satsuma Pharmaceuticals, Inc. (a)	10,782	56,282
scPharmaceuticals, Inc. (a)	4,001	22,646
SCYNEXIS, Inc. (a)(b)	25,141	240,851
Seelos Therapeutics, Inc. (a)	93,994	289,502
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,801	618,997
Strongbridge Biopharma PLC (a)	72,002	181,445
Supernus Pharmaceuticals, Inc. (a)(b)	81,268	2,425,850
Tarsus Pharmaceuticals, Inc. (a)(b)	6,751	224,943
Teligent, Inc. (a)	9,911	5,323
Terns Pharmaceuticals, Inc. (b)	10,067	172,246
TFF Pharmaceuticals, Inc. (a)	16,550	175,596
TherapeuticsMD, Inc. (a)(b)	557,473	674,542
Theravance Biopharma, Inc. (a)(b)	83,308	1,439,562
Timber Pharmaceuticals, Inc. (a)(b)	207	253
Titan Pharmaceuticals, Inc. (a)	44	107
Tricida, Inc. (a)(b)	43,460	200,351
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	226,653
Viatris, Inc.	1,881,850	28,679,394
Vyne Therapeutics, Inc. (a)(b)	75,926	299,908
WAVE Life Sciences (a)(b)	48,055	328,696
Xeris Pharmaceuticals, Inc. (a)(b)	64,426	201,009
Zoetis, Inc. Class A	736,693	130,158,919
Zogenix, Inc. (a)(b)	97,906	1,718,250
Zomedica Corp. (a)(b)	1,469,468	1,234,353
Zynerba Pharmaceuticals, Inc. (a)	30,528	173,399
		2,155,638,726

TOTAL HEALTH CARE		8,921,370,540

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	52,938	2,210,162
Aerojet Rocketdyne Holdings, Inc.	112,344	5,443,067
AeroVironment, Inc. (a)	35,488	3,890,549
AerSale Corp. (a)	9,036	108,522
Air Industries Group, Inc. (a)(b)	17,165	21,456
Astronics Corp. (a)	36,467	618,480
Astrotech Corp. (a)(b)	1,228	1,437
Axon Enterprise, Inc. (a)	98,557	13,856,129
BWX Technologies, Inc.	148,230	9,270,304
CPI Aerostructures, Inc. (a)	4,217	16,784
Curtiss-Wright Corp.	62,917	7,884,758
Ducommun, Inc. (a)	17,391	935,114
General Dynamics Corp.	359,271	68,229,156
HEICO Corp.	82,275	11,556,347
HEICO Corp. Class A	95,311	12,624,895
Hexcel Corp. (a)(b)	130,652	7,768,568
Howmet Aerospace, Inc. (a)	602,475	21,375,813
Huntington Ingalls Industries, Inc.	61,871	13,377,129
Innovative Solutions & Support, Inc.	15,429	86,402
Kaman Corp. (b)	44,496	2,394,775
Kratos Defense & Security Solutions, Inc. (a)	188,640	4,717,886
L3Harris Technologies, Inc.	318,985	69,557,869
Lockheed Martin Corp.	382,489	146,187,296
Maxar Technologies, Inc.	111,353	3,463,078
Mercury Systems, Inc. (a)	88,054	5,763,134
Moog, Inc. Class A	45,207	4,077,671
National Presto Industries, Inc.	8,226	834,281
Northrop Grumman Corp.	240,340	87,933,196
PAE, Inc. (a)(b)	97,345	790,441
Park Aerospace Corp.	27,998	431,729
Parsons Corp. (a)(b)	36,800	1,457,648
Raytheon Technologies Corp.	2,356,421	209,038,107
SIFCO Industries, Inc. (a)	3,677	42,580
Spirit AeroSystems Holdings, Inc. Class A	163,291	8,035,550
Teledyne Technologies, Inc. (a)	72,504	30,413,253
Textron, Inc.	353,213	24,184,494
The Boeing Co. (a)	850,607	210,116,941
TransDigm Group, Inc. (a)	84,981	55,139,072
Triumph Group, Inc. (a)	81,636	1,569,044
Vectrus, Inc. (a)	17,920	914,278
Virgin Galactic Holdings, Inc. (a)(b)	197,486	6,167,488
VirTra, Inc. (a)	10,373	58,711
		1,052,563,594
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	93,480	2,322,043
Atlas Air Worldwide Holdings, Inc. (a)	43,035	3,224,613
C.H. Robinson Worldwide, Inc.	208,741	20,252,052
Echo Global Logistics, Inc. (a)	43,503	1,486,062
Expeditors International of Washington, Inc.	263,181	33,079,220
FedEx Corp.	377,423	118,816,535
Forward Air Corp.	41,722	4,042,445
Hub Group, Inc. Class A (a)	53,490	3,734,137
Radiant Logistics, Inc. (a)	65,808	506,064
United Parcel Service, Inc. Class B	1,115,802	239,451,109
XPO Logistics, Inc. (a)	158,342	23,265,190
		450,179,470
Airlines - 0.3%
Alaska Air Group, Inc. (a)	192,789	13,340,999
Allegiant Travel Co. (a)	22,532	4,989,937
American Airlines Group, Inc. (a)	994,548	24,107,844
Delta Air Lines, Inc. (a)	991,276	47,264,040
Hawaiian Holdings, Inc. (a)(b)	75,332	1,943,566
JetBlue Airways Corp. (a)	484,193	9,732,279
Mesa Air Group, Inc. (a)(b)	46,703	453,953
SkyWest, Inc. (a)	78,427	3,845,276
Southwest Airlines Co. (a)	913,321	56,132,709
Spirit Airlines, Inc. (a)	151,441	5,407,958
United Airlines Holdings, Inc. (a)	495,250	28,897,838
		196,116,399
Building Products - 0.6%
A.O. Smith Corp.	210,492	14,959,666
AAON, Inc. (b)	63,145	4,183,356
Advanced Drain Systems, Inc.	77,611	8,802,640
Allegion PLC	140,409	19,724,656
Alpha PRO Tech Ltd. (a)(b)	16,469	135,705
American Woodmark Corp. (a)	25,743	2,237,582
Apogee Enterprises, Inc. (b)	41,015	1,558,980
Armstrong Flooring, Inc. (a)	37,559	227,608
Armstrong World Industries, Inc.	73,568	7,823,957
Builders FirstSource, Inc. (a)	319,996	14,252,622
Carrier Global Corp.	1,269,894	58,326,231
Cornerstone Building Brands, Inc. (a)	75,169	1,274,866
CSW Industrials, Inc.	23,221	2,828,782
Fortune Brands Home & Security, Inc.	213,983	22,074,486
Gibraltar Industries, Inc. (a)	50,566	4,017,469
Griffon Corp.	77,041	2,025,408
Insteel Industries, Inc.	26,896	940,284
Jeld-Wen Holding, Inc. (a)	130,851	3,665,137
Johnson Controls International PLC	1,115,626	74,233,754
Lennox International, Inc.	53,087	18,576,734
Masco Corp.	397,733	23,987,277
Masonite International Corp. (a)	37,534	4,487,190
Owens Corning	161,459	17,219,602
PGT Innovations, Inc. (a)	97,850	2,364,056
Quanex Building Products Corp.	51,752	1,378,156
Resideo Technologies, Inc. (a)	221,690	6,628,531
Simpson Manufacturing Co. Ltd.	66,561	7,476,132
Tecnoglass, Inc. (b)	26,251	577,259
The AZEK Co., Inc.	218,360	9,505,211
Trane Technologies PLC	369,331	68,843,298
Trex Co., Inc. (a)	179,025	17,438,825
UFP Industries, Inc.	93,929	7,469,234
		429,244,694
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	101,681	5,072,865
ACCO Brands Corp.	137,922	1,256,469
Acme United Corp. (b)	9,376	391,823
ADT, Inc. (b)	236,271	2,443,042
Aqua Metals, Inc. (a)(b)	89,321	252,778
ARC Document Solutions, Inc.	47,602	102,344
Brady Corp. Class A	73,621	4,213,330
BrightView Holdings, Inc. (a)	49,863	865,123
Casella Waste Systems, Inc. Class A (a)	73,593	4,962,376
CECO Environmental Corp. (a)	48,247	368,125
Charah Solutions, Inc. (a)(b)	8,915	55,540
Cimpress PLC (a)	30,564	3,035,311
Cintas Corp.	136,635	48,305,938
Clean Harbors, Inc. (a)	78,022	7,263,848
Copart, Inc. (a)	322,455	41,599,920
CoreCivic, Inc. (a)	184,333	1,443,327
Covanta Holding Corp. (b)	184,646	2,734,607
Deluxe Corp.	64,410	2,934,520
Document Security Systems, Inc. (a)	33,676	96,313
Driven Brands Holdings, Inc.	52,825	1,564,677
Ennis, Inc.	41,603	871,999
Fuel Tech, Inc. (a)	36,624	76,544
Harsco Corp. (a)	123,643	2,772,076
Healthcare Services Group, Inc. (b)	118,454	3,552,435
Heritage-Crystal Clean, Inc. (a)	20,729	638,453
Herman Miller, Inc. (b)	90,686	4,334,791
HNI Corp.	68,257	3,113,884
IAA Spinco, Inc. (a)	207,635	11,828,966
Interface, Inc. (b)	99,933	1,632,905
KAR Auction Services, Inc. (a)	201,373	3,612,632
Kimball International, Inc. Class B	60,393	804,435
Knoll, Inc.	77,250	2,008,500
Matthews International Corp. Class A	51,046	1,994,367
Montrose Environmental Group, Inc. (a)	22,771	1,141,738
MSA Safety, Inc.	55,873	9,390,016
NL Industries, Inc.	6,623	47,951
Odyssey Marine Exploration, Inc. (a)(b)	13,660	90,156
Performant Financial Corp. (a)(b)	59,448	190,234
Perma-Fix Environmental Services, Inc. (a)	4,892	35,467
PICO Holdings, Inc. (a)(b)	28,565	299,933
Pitney Bowes, Inc. (b)	261,402	2,190,549
Quad/Graphics, Inc. (a)	51,262	169,677
Quest Resource Holding Corp. (a)	2,099	9,466
R.R. Donnelley & Sons Co. (a)	105,289	674,902
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	326,025	35,595,410
Rollins, Inc.	342,258	11,667,575
SP Plus Corp. (a)	36,498	1,193,120
Steelcase, Inc. Class A	137,111	1,983,996
Stericycle, Inc. (a)	147,332	11,574,402
Team, Inc. (a)	50,049	425,417
Tetra Tech, Inc.	82,976	9,913,143
The Brink's Co.	77,122	5,815,770
U.S. Ecology, Inc. (a)	51,244	2,030,800
UniFirst Corp.	23,573	5,225,663
Viad Corp. (a)	32,024	1,413,539
Virco Manufacturing Co. (a)	1,891	5,881
VSE Corp.	13,767	654,896
Waste Management, Inc.	603,203	84,858,598
		352,802,602
Construction & Engineering - 0.2%
AECOM (a)	227,412	14,784,054
Ameresco, Inc. Class A (a)(b)	33,458	1,798,702
API Group Corp. (a)(d)	229,916	4,862,723
Arcosa, Inc.	75,012	4,763,262
Argan, Inc.	22,516	1,105,536
Comfort Systems U.S.A., Inc.	57,420	4,760,118
Concrete Pumping Holdings, Inc. (a)	49,943	400,543
Construction Partners, Inc. Class A (a)(b)	53,034	1,708,225
Dycom Industries, Inc. (a)	48,747	3,652,125
EMCOR Group, Inc.	84,104	10,606,355
Fluor Corp. (a)(b)	200,581	3,710,749
Granite Construction, Inc.	72,759	2,936,553
Great Lakes Dredge & Dock Corp. (a)	111,001	1,621,725
HC2 Holdings, Inc. (a)(b)	108,565	434,260
IES Holdings, Inc. (a)(b)	30,759	1,632,073
Infrastructure and Energy Alternatives, Inc. (a)(b)	12,116	140,303
iSun, Inc. (a)(b)	5,821	51,225
Limbach Holdings, Inc. (a)	9,347	88,516
MasTec, Inc. (a)(b)	86,152	10,022,062
Matrix Service Co. (a)	45,828	499,525
MYR Group, Inc. (a)	29,892	2,601,800
Northwest Pipe Co. (a)	14,039	444,475
NV5 Global, Inc. (a)	18,265	1,668,142
Orbital Energy Group, Inc. (a)(b)	42,364	150,392
Orion Group Holdings, Inc. (a)	65,396	391,068
Primoris Services Corp.	76,356	2,427,357
Quanta Services, Inc.	211,534	20,169,767
Sterling Construction Co., Inc. (a)	41,039	923,378
Tutor Perini Corp. (a)	63,623	984,884
Valmont Industries, Inc.	32,199	7,985,352
Willscot Mobile Mini Holdings (a)(b)	283,913	8,233,477
		115,558,726
Electrical Equipment - 0.7%
Acuity Brands, Inc.	55,845	10,373,209
Advent Technologies Holdings, Inc. Class A (a)(b)	85,534	901,528
Allied Motion Technologies, Inc.	18,634	659,644
American Superconductor Corp. (a)(b)	34,421	515,282
AMETEK, Inc.	356,246	48,128,835
Array Technologies, Inc.	165,363	2,695,417
Atkore, Inc. (a)	74,285	5,734,802
Ault Global Holdings, Inc. (a)(b)	18,329	49,488
AZZ, Inc.	41,474	2,218,444
Babcock & Wilcox Enterprises, Inc. (a)(b)	110,748	954,648
Beam Global (a)(b)	9,869	288,076
Bloom Energy Corp. Class A (a)(b)	182,756	4,417,213
Broadwind, Inc. (a)	11,239	53,048
Capstone Turbine Corp. (a)(b)	19,527	141,375
Eaton Corp. PLC	616,714	89,577,709
Emerson Electric Co.	928,540	88,851,993
Encore Wire Corp.	33,727	2,772,359
Energous Corp. (a)(b)	69,319	189,241
Energy Focus, Inc. (a)(b)	1,128	4,670
EnerSys	67,206	6,333,493
Eos Energy Enterprises, Inc. (a)(b)	61,950	1,256,346
Espey Manufacturing & Electronics Corp.	1,421	20,906
Flux Power Holdings, Inc. (b)	13,273	138,570
FuelCell Energy, Inc. (a)(b)	494,700	4,857,954
Generac Holdings, Inc. (a)	97,518	32,056,117
GrafTech International Ltd.	248,641	3,301,952
Hubbell, Inc. Class B	83,665	15,949,896
Ideal Power, Inc. (a)	2,687	30,551
LSI Industries, Inc. (b)	34,207	318,125
nVent Electric PLC	263,229	8,565,472
Ocean Power Technologies, Inc. (a)(b)	32,811	78,418
Orion Energy Systems, Inc. (a)(b)	45,571	292,110
Plug Power, Inc. (a)	776,756	23,846,409
Polar Power, Inc. (a)(b)	7,081	68,402
Powell Industries, Inc.	13,125	450,975
Preformed Line Products Co.	4,117	306,387
Regal Beloit Corp.	63,305	9,003,870
Rockwell Automation, Inc.	180,875	47,700,355
Romeo Power, Inc. (a)(b)	176,207	1,494,235
Sensata Technologies, Inc. PLC (a)	243,728	14,484,755
Shoals Technologies Group, Inc.	122,116	3,370,402
Sunrun, Inc. (a)(b)	244,476	10,932,967
Sunworks, Inc. (a)	33,239	287,850
Thermon Group Holdings, Inc. (a)	50,679	883,335
TPI Composites, Inc. (a)(b)	49,956	2,412,875
Ultralife Corp. (a)(b)	12,581	114,865
Vertiv Holdings Co.	376,806	9,352,325
Vicor Corp. (a)	33,571	3,024,076
		459,460,974
Industrial Conglomerates - 1.1%
3M Co.	898,030	182,336,011
Carlisle Companies, Inc.	82,694	15,903,710
General Electric Co.	13,603,090	191,259,445
Honeywell International, Inc.	1,078,938	249,137,574
Raven Industries, Inc.	57,283	2,527,899
Roper Technologies, Inc.	163,198	73,440,732
		714,605,371
Machinery - 2.0%
AGCO Corp.	94,507	13,076,934
AgEagle Aerial Systems, Inc. (a)(b)	77,268	384,022
Agrify Corp.	15,929	149,255
Alamo Group, Inc. (b)	15,756	2,429,260
Albany International Corp. Class A	48,139	4,301,220
Allison Transmission Holdings, Inc.	172,714	7,307,529
Altra Industrial Motion Corp.	93,679	6,153,774
Astec Industries, Inc. (b)	33,679	2,308,022
Barnes Group, Inc.	71,998	3,846,133
Blue Bird Corp. (a)	28,867	755,161
Caterpillar, Inc.	845,685	203,877,740
Chart Industries, Inc. (a)(b)	54,513	7,955,627
CIRCOR International, Inc. (a)	31,076	1,169,390
Colfax Corp. (a)(b)	179,069	7,914,850
Columbus McKinnon Corp. (NY Shares)	42,682	2,163,977
Commercial Vehicle Group, Inc. (a)	49,365	569,178
Crane Co.	76,712	7,325,229
Cummins, Inc.	229,958	59,163,594
Deere & Co.	485,567	175,338,244
Desktop Metal, Inc. (a)(b)	200,759	2,652,026
Donaldson Co., Inc.	196,856	12,124,361
Douglas Dynamics, Inc.	37,087	1,626,265
Dover Corp.	222,226	33,445,013
Eastern Co. (b)	6,161	196,413
Energy Recovery, Inc. (a)(b)	64,072	1,218,009
Enerpac Tool Group Corp. Class A (b)	92,998	2,548,145
EnPro Industries, Inc.	31,082	2,859,233
ESCO Technologies, Inc.	39,475	3,735,914
Evoqua Water Technologies Corp. (a)	188,980	5,881,058
ExOne Co. (a)(b)	20,320	433,222
Federal Signal Corp.	91,180	3,873,326
Flowserve Corp.	200,547	8,501,187
Fortive Corp.	525,674	38,121,878
Franklin Electric Co., Inc.	59,930	5,027,528
FreightCar America, Inc. (a)(b)	13,689	83,914
Gates Industrial Corp. PLC (a)	100,767	1,829,929
Gencor Industries, Inc. (a)(b)	10,152	127,509
Gorman-Rupp Co.	30,271	1,089,151
Graco, Inc.	262,788	19,898,307
Graham Corp. (b)	19,661	288,820
Helios Technologies, Inc.	48,465	3,443,438
Hillenbrand, Inc.	116,103	5,294,297
Hurco Companies, Inc.	8,700	299,193
Hydrofarm Holdings Group, Inc. (b)	20,991	1,307,529
Hyliion Holdings Corp. Class A (a)(b)	147,352	1,548,670
Hyster-Yale Materials Handling Class A (b)	15,771	1,192,130
IDEX Corp.	117,510	26,164,777
Illinois Tool Works, Inc.	446,674	103,521,166
Ingersoll Rand, Inc. (a)	577,095	28,646,996
ITT, Inc.	132,872	12,476,681
John Bean Technologies Corp.	48,396	6,970,476
Kadant, Inc. (b)	18,432	3,096,945
Kennametal, Inc.	128,960	4,837,290
L.B. Foster Co. Class A (a)	14,144	254,451
Lincoln Electric Holdings, Inc.	91,858	11,811,102
Lindsay Corp. (b)	17,700	2,913,951
LiqTech International, Inc. (a)(b)	36,587	270,744
Lydall, Inc. (a)	28,565	1,039,195
Manitex International, Inc. (a)	15,946	115,290
Manitowoc Co., Inc. (a)	54,859	1,416,459
Mayville Engineering Co., Inc. (a)	19,863	386,137
Meritor, Inc. (a)	111,316	2,894,216
Middleby Corp. (a)	85,629	14,067,132
Miller Industries, Inc. (b)	17,789	744,470
Mueller Industries, Inc.	91,022	4,226,151
Mueller Water Products, Inc. Class A	239,068	3,459,314
Navistar International Corp. (a)	77,466	3,426,321
Nikola Corp. (a)(b)	211,986	3,171,311
NN, Inc. (a)(b)	70,310	528,028
Nordson Corp.	84,092	18,642,355
Omega Flex, Inc. (b)	5,326	783,188
Oshkosh Corp.	104,533	13,739,818
Otis Worldwide Corp.	630,801	49,410,642
PACCAR, Inc.	538,821	49,334,451
Park-Ohio Holdings Corp.	15,706	579,394
Parker Hannifin Corp.	199,534	61,486,402
Pentair PLC	258,822	17,850,953
Perma-Pipe International Holdings, Inc. (a)	248	1,654
Proto Labs, Inc. (a)(b)	42,567	3,805,064
RBC Bearings, Inc. (a)	38,601	7,557,690
REV Group, Inc.	39,332	736,295
Rexnord Corp.	183,903	9,189,633
Snap-On, Inc.	84,155	21,427,546
SPX Corp. (a)	70,031	4,386,042
SPX Flow, Inc.	64,699	4,440,292
Standex International Corp.	19,575	1,950,453
Stanley Black & Decker, Inc.	249,396	54,069,053
Tennant Co. (b)	29,822	2,467,472
Terex Corp.	108,520	5,683,192
The Greenbrier Companies, Inc. (b)	49,957	2,218,590
The L.S. Starrett Co. Class A (a)	3,411	31,245
The Shyft Group, Inc. (b)	50,736	1,977,689
Timken Co.	104,592	9,251,162
Titan International, Inc. (a)(b)	85,722	796,357
Toro Co.	167,849	18,646,345
TriMas Corp. (a)	70,955	2,300,361
Trinity Industries, Inc. (b)	137,203	3,811,499
Twin Disc, Inc. (a)	11,715	161,433
Wabash National Corp. (b)	88,082	1,404,908
Watts Water Technologies, Inc. Class A (b)	43,124	5,860,552
Welbilt, Inc. (a)	207,390	5,124,607
Westinghouse Air Brake Co.	275,054	22,763,469
Woodward, Inc.	90,228	11,475,197
Xylem, Inc.	278,614	32,909,886
		1,347,549,096
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	20,265	959,142
Genco Shipping & Trading Ltd.	59,921	946,752
Kirby Corp. (a)	92,510	6,043,678
Matson, Inc.	66,161	4,277,309
		12,226,881
Professional Services - 0.7%
Acacia Research Corp. (a)	84,790	453,627
ASGN, Inc. (a)	82,133	8,467,091
Atlas Technical Consultants, Inc. (a)(b)	9,575	105,900
Barrett Business Services, Inc.	11,823	880,459
BGSF, Inc. (b)	12,319	146,227
Booz Allen Hamilton Holding Corp. Class A	213,823	18,159,987
CACI International, Inc. Class A (a)	39,133	9,977,350
CBIZ, Inc. (a)	86,061	2,858,086
Clarivate Analytics PLC (a)	403,380	12,117,535
CoreLogic, Inc.	113,954	9,059,343
CoStar Group, Inc. (a)	61,181	52,248,574
CRA International, Inc.	12,291	1,006,141
DLH Holdings Corp. (a)	3,008	34,231
Dun & Bradstreet Holdings, Inc. (a)	214,715	4,609,931
Equifax, Inc.	189,386	44,513,285
Exponent, Inc.	79,979	7,296,484
Forrester Research, Inc. (a)	15,480	664,247
Franklin Covey Co. (a)	17,716	549,196
FTI Consulting, Inc. (a)	54,600	7,510,230
GP Strategies Corp. (a)(b)	26,675	471,881
Heidrick & Struggles International, Inc.	31,293	1,346,851
Hill International, Inc. (a)(b)	66,466	170,818
Hirequest, Inc. (b)	1,338	23,830
Hudson Global, Inc. (a)	984	18,519
Huron Consulting Group, Inc. (a)	34,516	1,888,370
ICF International, Inc.	28,953	2,544,969
IHS Markit Ltd.	576,900	60,753,339
Insperity, Inc.	54,839	5,055,607
Jacobs Engineering Group, Inc.	200,998	28,557,796
KBR, Inc.	222,011	9,044,728
Kelly Services, Inc. Class A (non-vtg.) (a)	50,777	1,303,446
Kforce, Inc.	28,521	1,788,552
Korn Ferry	83,937	5,490,319
Leidos Holdings, Inc.	207,019	21,271,202
Manpower, Inc.	85,020	10,286,570
ManTech International Corp. Class A	42,933	3,735,600
Mastech Digital, Inc. (a)(b)	939	14,799
MISTRAS Group, Inc. (a)	27,338	284,589
Nielsen Holdings PLC	548,573	14,926,671
RCM Technologies, Inc. (a)	6,987	26,551
Red Violet, Inc. (a)(b)	9,101	200,040
Rekor Systems, Inc. (a)(b)	45,707	513,747
Resources Connection, Inc.	45,089	657,398
Robert Half International, Inc.	175,560	15,587,972
Science Applications International Corp.	92,947	8,352,217
TransUnion Holding Co., Inc.	295,030	31,568,210
TriNet Group, Inc. (a)	61,206	4,611,260
TrueBlue, Inc. (a)	57,204	1,551,945
Upwork, Inc. (a)	140,361	6,606,792
Verisk Analytics, Inc.	251,692	43,499,928
Volt Information Sciences, Inc. (a)	16,741	60,937
Willdan Group, Inc. (a)(b)	15,449	561,726
		463,435,103
Road & Rail - 1.1%
AMERCO	14,040	8,073,562
ArcBest Corp.	38,455	2,993,337
Avis Budget Group, Inc. (a)	81,231	7,133,706
Covenant Transport Group, Inc. Class A (a)(b)	18,761	422,310
CSX Corp.	1,182,737	118,415,628
Daseke, Inc. (a)(b)	96,300	697,212
Heartland Express, Inc. (b)	75,746	1,374,790
HyreCar, Inc. (a)	25,347	415,944
J.B. Hunt Transport Services, Inc.	128,908	22,112,878
Kansas City Southern	140,355	41,780,876
Knight-Swift Transportation Holdings, Inc. Class A	192,145	9,171,081
Landstar System, Inc.	59,101	10,076,721
Lyft, Inc. (a)	396,113	22,614,091
Marten Transport Ltd.	89,773	1,531,527
Norfolk Southern Corp.	390,370	109,654,933
Old Dominion Freight Lines, Inc.	149,072	39,571,162
P.A.M. Transportation Services, Inc. (a)	2,677	155,373
Patriot Transportation Holding, Inc.	903	10,032
Ryder System, Inc.	81,904	6,698,928
Saia, Inc. (a)	41,238	9,491,338
Schneider National, Inc. Class B	56,943	1,394,534
U.S. Xpress Enterprises, Inc. (a)(b)	28,506	320,407
U.S.A. Truck, Inc. (a)	12,296	189,358
Uber Technologies, Inc. (a)	2,275,264	115,651,669
Union Pacific Corp.	1,038,553	233,394,016
Universal Logistics Holdings, Inc.	13,605	340,125
Werner Enterprises, Inc.	87,757	4,211,458
Yellow Corp. (a)(b)	71,428	454,282
		768,351,278
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	165,356	7,781,653
Alta Equipment Group, Inc. (a)	29,650	434,669
Applied Industrial Technologies, Inc.	61,285	6,003,479
Beacon Roofing Supply, Inc. (a)	83,406	4,724,116
BlueLinx Corp. (a)	14,536	732,614
Boise Cascade Co.	61,117	4,033,111
CAI International, Inc.	27,900	1,197,468
Custom Truck One Source, Inc. Class A (a)(b)	28,994	307,626
DXP Enterprises, Inc. (a)	24,986	771,818
EVI Industries, Inc. (a)(b)	6,377	191,756
Fastenal Co.	888,079	47,103,710
GATX Corp. (b)	53,518	5,280,086
GMS, Inc. (a)	64,331	2,945,716
H&E Equipment Services, Inc.	50,677	1,895,320
Herc Holdings, Inc. (a)	37,745	4,341,430
Houston Wire & Cable Co. (a)	12,686	67,109
Hudson Technologies, Inc. (a)	53,713	151,471
Huttig Building Products, Inc. (a)	28,355	176,652
India Globalization Capital, Inc. (a)(b)	57,861	82,163
Lawson Products, Inc. (a)(b)	14,687	888,564
McGrath RentCorp.(b)	36,033	3,089,109
MRC Global, Inc. (a)	113,270	1,216,520
MSC Industrial Direct Co., Inc. Class A (b)	72,044	6,800,954
NOW, Inc. (a)(b)	169,761	1,777,398
Rush Enterprises, Inc.:
Class A	75,805	3,623,479
Class B	40	1,734
SiteOne Landscape Supply, Inc. (a)	68,249	11,741,558
Systemax, Inc.	24,186	830,064
Titan Machinery, Inc. (a)	27,619	847,351
Transcat, Inc. (a)	16,406	866,893
Triton International Ltd.	102,270	5,548,148
United Rentals, Inc. (a)	111,352	37,187,114
Univar, Inc. (a)	260,489	7,056,647
Veritiv Corp. (a)	19,434	1,193,636
W.W. Grainger, Inc.	68,573	31,691,698
Watsco, Inc.	50,516	14,720,362
WESCO International, Inc. (a)	69,003	7,353,650
Willis Lease Finance Corp. (a)(b)	5,069	224,810
		224,881,656
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	115,506	4,028,849

TOTAL INDUSTRIALS		6,591,004,693

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.8%
ADTRAN, Inc.	80,550	1,595,696
Applied Optoelectronics, Inc. (a)(b)	32,418	266,800
Arista Networks, Inc. (a)	85,387	28,978,640
Aviat Networks, Inc. (a)	13,368	494,081
BK Technologies Corp.	6,655	26,021
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	2,977
CalAmp Corp. (a)(b)	55,099	764,223
Calix Networks, Inc. (a)	88,701	3,930,341
Cambium Networks Corp. (a)	7,574	437,096
Casa Systems, Inc. (a)	47,918	415,928
Ciena Corp. (a)	240,006	12,689,117
Cisco Systems, Inc.	6,545,109	346,236,266
Clearfield, Inc. (a)(b)	19,689	744,638
ClearOne, Inc. (a)	23,778	56,829
CommScope Holding Co., Inc. (a)	308,865	6,273,048
Communications Systems, Inc. (b)	3,040	20,277
COMSovereign Holding Corp. (b)	46,467	108,733
Comtech Telecommunications Corp.	41,143	1,040,506
Digi International, Inc. (a)(b)	48,989	928,831
DZS, Inc. (a)	19,655	325,290
EchoStar Holding Corp. Class A (a)(b)	78,525	2,080,127
EMCORE Corp. (a)	52,233	506,660
Extreme Networks, Inc. (a)	198,222	2,267,660
F5 Networks, Inc. (a)	95,034	17,622,155
Genasys, Inc. (a)(b)	40,213	219,161
Harmonic, Inc. (a)(b)	151,874	1,058,562
Infinera Corp. (a)(b)	305,178	2,929,709
Inseego Corp. (a)(b)	102,870	884,682
Juniper Networks, Inc.	515,304	13,567,954
KVH Industries, Inc. (a)	16,672	238,243
Lantronix, Inc. (a)(b)	10,284	57,179
Lumentum Holdings, Inc. (a)	118,457	9,638,846
Motorola Solutions, Inc.	262,208	53,833,924
NETGEAR, Inc. (a)(b)	49,273	1,915,734
NetScout Systems, Inc. (a)	113,670	3,341,898
Network-1 Security Solutions, Inc.	15,146	50,588
Ondas Holdings, Inc. (b)	57,259	509,605
Optical Cable Corp. (a)	398	1,321
PC-Tel, Inc. (b)	20,765	136,841
Plantronics, Inc. (a)(b)	56,669	1,858,743
Resonant, Inc. (a)(b)	74,960	244,370
Ribbon Communications, Inc. (a)	175,529	1,305,936
Tessco Technologies, Inc. (a)	10,550	78,492
Ubiquiti, Inc. (b)	11,619	3,503,361
ViaSat, Inc. (a)(b)	105,148	5,591,771
Viavi Solutions, Inc. (a)	355,054	6,224,097
Vislink Technologies, Inc. (a)(b)	65,360	154,903
		535,157,860
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (b)	13,105	552,114
Airgain, Inc. (a)	15,261	302,931
Akoustis Technologies, Inc. (a)(b)	58,747	562,796
Amphenol Corp. Class A	932,096	62,692,777
Arlo Technologies, Inc. (a)	118,844	797,443
Arrow Electronics, Inc. (a)	116,724	14,045,399
Avnet, Inc.	153,425	6,759,906
Badger Meter, Inc. (b)	46,255	4,420,590
Bel Fuse, Inc. Class B (non-vtg.)	24,186	398,585
Belden, Inc.	70,208	3,552,525
Benchmark Electronics, Inc.	58,759	1,818,591
CDW Corp.	218,234	36,100,268
ClearSign Combustion Corp. (a)(b)	41,576	204,554
Coda Octopus Group, Inc. (a)(b)	5,872	50,323
Cognex Corp.	274,414	21,785,727
Coherent, Inc. (a)	37,641	9,884,903
Corning, Inc.	1,191,762	51,996,576
CPS Technologies Corp. (a)	12,397	79,093
CTS Corp. (b)	54,664	2,090,898
Daktronics, Inc. (a)(b)	56,072	379,047
Digital Ally, Inc. (a)(b)	73,531	127,944
Dolby Laboratories, Inc. Class A	100,677	9,820,035
eMagin Corp. (a)	90,283	367,452
ePlus, Inc. (a)	22,304	2,109,289
Fabrinet (a)	57,354	5,144,080
FARO Technologies, Inc. (a)	26,764	2,024,697
Frequency Electronics, Inc. (a)	1,929	19,213
Identiv, Inc. (a)(b)	25,264	393,613
IEC Electronics Corp. (a)	14,950	167,440
II-VI, Inc. (a)(b)	163,280	11,000,174
Insight Enterprises, Inc. (a)	53,547	5,594,591
Intellicheck, Inc. (a)(b)	21,753	163,148
IPG Photonics Corp. (a)	54,988	11,506,789
Iteris, Inc. (a)	71,414	526,321
Itron, Inc. (a)	68,416	6,523,466
Jabil, Inc.	210,281	11,870,362
KEY Tronic Corp. (a)	6,355	43,405
Keysight Technologies, Inc. (a)	288,191	41,032,635
Kimball Electronics, Inc. (a)(b)	37,641	842,406
Knowles Corp. (a)	143,376	2,944,943
LightPath Technologies, Inc. Class A (a)	29,403	69,979
Littelfuse, Inc.	38,541	10,068,451
Luna Innovations, Inc. (a)(b)	40,921	415,348
Methode Electronics, Inc. Class A	58,151	2,813,345
MicroVision, Inc. (a)(b)	226,264	3,529,718
MICT, Inc. (a)	144,803	305,534
Napco Security Technolgies, Inc. (a)(b)	19,445	632,740
National Instruments Corp.	202,893	8,278,034
Neonode, Inc. (a)(b)	2,340	15,070
nLIGHT, Inc. (a)(b)	55,688	1,632,772
Novanta, Inc. (a)	54,702	7,601,937
OSI Systems, Inc. (a)	26,014	2,506,709
Par Technology Corp. (a)(b)	29,981	2,007,528
PC Connection, Inc.	18,684	911,592
Plexus Corp. (a)	44,896	4,436,174
Powerfleet, Inc. (a)(b)	51,313	345,850
Research Frontiers, Inc. (a)(b)	31,238	74,346
RF Industries Ltd. (a)(b)	7,617	57,889
Richardson Electronics Ltd.	16,718	142,939
Rogers Corp. (a)(b)	29,116	5,454,883
Sanmina Corp. (a)	101,555	4,276,481
ScanSource, Inc. (a)	40,643	1,240,831
SYNNEX Corp.	63,317	8,015,932
TE Connectivity Ltd.	511,927	69,458,255
Trimble, Inc. (a)	389,461	30,296,171
TTM Technologies, Inc. (a)	158,403	2,399,805
Velodyne Lidar, Inc. (a)(b)	97,563	941,483
Vishay Intertechnology, Inc. (b)	208,535	5,019,437
Vishay Precision Group, Inc. (a)	19,779	644,795
Vontier Corp.	259,191	9,092,420
Wayside Technology Group, Inc.	869	25,071
Wireless Telecom Group, Inc. (a)	7,898	13,348
Wrap Technologies, Inc. (a)(b)	42,925	384,608
Zebra Technologies Corp. Class A (a)	83,159	41,334,181
		555,140,705
IT Services - 5.0%
Accenture PLC Class A	983,337	277,458,368
Affirm Holdings, Inc. (b)	50,342	3,061,297
Akamai Technologies, Inc. (a)	253,023	28,897,757
Alliance Data Systems Corp.	76,497	9,259,962
Automatic Data Processing, Inc.	663,257	130,011,637
BigCommerce Holdings, Inc. (a)(b)	18,377	999,525
Black Knight, Inc. (a)	243,577	17,876,116
BM Technologies, Inc.	7,577	87,628
BM Technologies, Inc. (a)(b)	9,924	127,523
Brightcove, Inc. (a)(b)	57,464	833,228
Broadridge Financial Solutions, Inc.	180,349	28,762,059
Cantaloupe, Inc. (a)	103,731	1,266,556
Cardtronics PLC (a)	56,377	2,194,757
Cass Information Systems, Inc. (b)	20,495	935,187
Cognizant Technology Solutions Corp. Class A	822,838	58,882,287
Computer Task Group, Inc. (a)	14,035	142,736
Concentrix Corp. (a)	64,669	9,876,250
Conduent, Inc. (a)	264,970	2,008,473
CSG Systems International, Inc.	51,383	2,262,907
CSP, Inc. (a)	2,607	26,982
DXC Technology Co. (a)	395,524	14,998,270
EPAM Systems, Inc. (a)	87,209	41,651,018
Euronet Worldwide, Inc. (a)	82,069	12,280,805
EVERTEC, Inc.	94,600	4,117,938
EVO Payments, Inc. Class A (a)	71,692	2,053,259
Exela Technologies, Inc. (a)(b)	40,180	62,279
ExlService Holdings, Inc. (a)	53,996	5,506,512
Fastly, Inc. Class A (a)(b)	131,811	6,220,161
Fidelity National Information Services, Inc.	963,878	143,598,544
Fiserv, Inc. (a)	924,213	106,469,338
FleetCor Technologies, Inc. (a)	129,218	35,462,588
Gartner, Inc. (a)	137,357	31,844,847
Genpact Ltd.	269,103	12,308,771
Global Payments, Inc.	458,491	88,814,292
GoDaddy, Inc. (a)	263,447	21,328,669
GreenSky, Inc. Class A (a)(b)	74,299	435,392
Grid Dynamics Holdings, Inc. (a)(b)	37,376	574,469
GTT Communications, Inc. (a)(b)	51,146	76,208
Hackett Group, Inc.	43,271	770,657
i3 Verticals, Inc. Class A (a)	33,701	1,047,090
IBM Corp.	1,385,854	199,202,654
Information Services Group, Inc.	34,064	199,615
Innodata, Inc. (a)(b)	27,535	172,369
Inpixon (a)(b)	89,480	94,849
International Money Express, Inc. (a)	39,222	598,920
Jack Henry & Associates, Inc.	116,995	18,034,779
Limelight Networks, Inc. (a)(b)	180,070	558,217
Liveramp Holdings, Inc. (a)	102,684	5,158,844
Marathon Digital Holdings, Inc. (a)(b)	133,558	3,308,232
MasterCard, Inc. Class A	1,359,463	490,195,169
Maximus, Inc.	94,737	8,779,278
MoneyGram International, Inc. (a)(b)	96,740	948,052
MongoDB, Inc. Class A (a)	79,902	23,326,590
Okta, Inc. (a)	191,225	42,536,089
Paya Holdings, Inc. (a)(b)	101,600	1,007,872
Paychex, Inc.	498,114	50,379,250
PayPal Holdings, Inc. (a)	1,816,405	472,301,628
Paysign, Inc. (a)(b)	43,478	143,912
Perficient, Inc. (a)	52,451	3,754,967
PFSweb, Inc. (a)	18,388	138,462
Priority Technology Holdings, Inc. (a)(b)	3,386	26,242
Rackspace Technology, Inc. (a)(b)	54,593	1,101,687
Repay Holdings Corp. (a)	114,307	2,595,912
Sabre Corp. (a)(b)	488,467	6,765,268
ServiceSource International, Inc. (a)	82,053	101,746
Shift4 Payments, Inc.	53,990	5,036,727
Snowflake Computing, Inc.	92,392	21,992,068
Square, Inc. (a)	604,338	134,477,292
StarTek, Inc. (a)	19,120	121,030
Steel Connect, Inc. (a)(b)	24,325	48,650
Switch, Inc. Class A	134,757	2,542,865
Sykes Enterprises, Inc. (a)	60,768	2,547,395
The Western Union Co.	634,102	15,516,476
Ttec Holdings, Inc.	28,418	3,080,795
Tucows, Inc. (a)(b)	17,083	1,334,182
Twilio, Inc. Class A (a)	247,667	83,216,112
Unisys Corp. (a)	93,959	2,415,686
Usio, Inc. (a)(b)	20,216	117,859
VeriSign, Inc. (a)	154,189	33,909,245
Verra Mobility Corp. (a)(b)	217,741	3,102,809
Visa, Inc. Class A	2,629,570	597,701,261
WEX, Inc. (a)	68,226	13,366,156
WidePoint Corp. (a)(b)	10,560	71,280
		3,356,620,833
Semiconductors & Semiconductor Equipment - 4.9%
ACM Research, Inc. (a)	15,691	1,192,202
Advanced Energy Industries, Inc.	58,972	6,015,734
Advanced Micro Devices, Inc. (a)	1,879,877	150,540,550
AEHR Test Systems (a)(b)	13,351	30,040
Allegro MicroSystems LLC (a)	62,437	1,636,474
Alpha & Omega Semiconductor Ltd. (a)	31,728	1,021,959
Ambarella, Inc. (a)(b)	54,013	5,421,825
Amkor Technology, Inc. (b)	168,240	3,549,864
Amtech Systems, Inc. (a)	21,399	223,406
Analog Devices, Inc. (b)	573,474	94,393,820
Applied Materials, Inc.	1,422,626	196,507,329
Atomera, Inc. (a)(b)	30,135	528,869
Axcelis Technologies, Inc. (a)	50,886	2,108,716
AXT, Inc. (a)(b)	69,951	712,101
Broadcom, Inc.	632,991	298,980,639
Brooks Automation, Inc.	116,681	11,911,963
CEVA, Inc. (a)	34,928	1,567,219
Cirrus Logic, Inc. (a)	90,132	7,036,605
CMC Materials, Inc.	45,127	6,964,450
Cohu, Inc. (a)	72,592	2,701,874
Cree, Inc. (a)	177,084	17,710,171
CVD Equipment Corp. (a)(b)	17,135	72,138
CyberOptics Corp. (a)(b)	11,708	348,898
Diodes, Inc. (a)	65,232	4,936,105
DSP Group, Inc. (a)	35,003	550,247
Enphase Energy, Inc. (a)	199,354	28,517,590
Entegris, Inc.	210,292	24,067,919
Everspin Technologies, Inc. (a)(b)	11,677	71,814
First Solar, Inc. (a)	131,770	10,029,015
FormFactor, Inc. (a)	121,103	4,268,881
GSI Technology, Inc. (a)(b)	19,727	123,294
Ichor Holdings Ltd. (a)	44,610	2,509,759
Impinj, Inc. (a)(b)	33,538	1,745,653
Intel Corp.	6,300,480	359,883,418
Intest Corp. (a)	14,192	199,823
KLA Corp.	239,266	75,821,003
Kopin Corp. (a)	104,836	849,172
Kulicke & Soffa Industries, Inc.	94,193	4,888,617
Lam Research Corp.	221,597	144,004,810
Lattice Semiconductor Corp. (a)	212,065	11,254,290
MACOM Technology Solutions Holdings, Inc. (a)(b)	70,416	4,168,627
Marvell Technology, Inc.	1,234,455	59,624,177
Maxim Integrated Products, Inc.	415,449	42,379,952
MaxLinear, Inc. Class A (a)(b)	106,955	4,066,429
Microchip Technology, Inc.	418,615	65,701,624
Micron Technology, Inc. (a)	1,734,827	145,968,344
MKS Instruments, Inc.	84,886	15,978,092
Monolithic Power Systems, Inc.	66,053	22,664,105
MoSys, Inc. (a)(b)	212	1,115
NeoPhotonics Corp. (a)	73,245	747,831
NVE Corp. (b)	8,223	574,459
NVIDIA Corp.	961,399	624,697,842
NXP Semiconductors NV	429,056	90,711,020
ON Semiconductor Corp. (a)	633,032	25,346,601
Onto Innovation, Inc. (a)	75,518	5,419,927
PDF Solutions, Inc. (a)	44,632	778,382
Photronics, Inc. (a)	110,942	1,502,155
Pixelworks, Inc. (a)(b)	47,729	166,574
Power Integrations, Inc. (b)	92,859	7,632,081
Qorvo, Inc. (a)	176,193	32,193,985
Qualcomm, Inc.	1,761,522	236,995,170
QuickLogic Corp. (a)(b)	13,181	81,590
Rambus, Inc. (a)	175,162	3,426,169
Rubicon Technology, Inc. (a)	1,766	17,377
Semtech Corp. (a)	99,889	6,293,007
Silicon Laboratories, Inc. (a)	67,910	9,273,790
SiTime Corp. (a)	18,563	1,825,300
Skyworks Solutions, Inc.	256,277	43,567,090
SMART Global Holdings, Inc. (a)(b)	22,931	1,086,929
SolarEdge Technologies, Inc. (a)	79,966	20,632,028
SunPower Corp. (a)(b)	128,387	3,002,972
Synaptics, Inc. (a)(b)	55,419	7,001,082
Teradyne, Inc.	258,018	34,148,682
Texas Instruments, Inc.	1,426,188	270,719,006
Ultra Clean Holdings, Inc. (a)	68,693	3,869,477
Universal Display Corp.	66,991	14,460,677
Veeco Instruments, Inc. (a)(b)	76,358	1,818,848
Xilinx, Inc.	381,866	48,496,982
		3,341,937,754
Software - 8.7%
2U, Inc. (a)(b)	114,415	4,166,994
8x8, Inc. (a)(b)	169,203	3,984,731
A10 Networks, Inc. (a)(b)	96,958	943,401
ACI Worldwide, Inc. (a)	180,327	6,899,311
Adobe, Inc. (a)	743,086	374,946,334
Agilysys, Inc. (a)(b)	32,616	1,656,567
Alarm.com Holdings, Inc. (a)	70,560	5,777,453
Altair Engineering, Inc. Class A (a)(b)	72,573	4,889,243
Alteryx, Inc. Class A (a)	92,048	7,158,573
American Software, Inc. Class A	44,587	897,090
Anaplan, Inc. (a)	218,093	11,233,970
ANSYS, Inc. (a)	134,157	45,337,017
AppFolio, Inc. (a)(b)	26,901	3,628,676
Appian Corp. Class A (a)(b)	60,011	5,429,795
Asana, Inc. (a)(b)	36,999	1,360,823
Aspen Technology, Inc. (a)	105,498	14,397,312
Asure Software, Inc. (a)(b)	15,353	129,733
AudioEye, Inc. (a)(b)	7,282	133,552
Autodesk, Inc. (a)	341,265	97,554,013
Avalara, Inc. (a)	131,408	17,368,195
Avaya Holdings Corp. (a)(b)	123,617	3,545,336
Benefitfocus, Inc. (a)(b)	47,410	701,194
Bill.Com Holdings, Inc. (a)	94,486	14,070,855
Blackbaud, Inc. (a)(b)	76,170	5,384,457
BlackLine, Inc. (a)	81,240	8,446,523
Bottomline Technologies, Inc. (a)	58,876	2,200,785
Box, Inc. Class A (a)	227,481	5,302,582
BSQUARE Corp. (a)	7,885	17,505
BTRS Holdings, Inc. (a)(b)	114,576	1,638,437
C3.Ai, Inc. (b)	26,899	1,659,937
Cadence Design Systems, Inc. (a)	430,794	54,706,530
CDK Global, Inc.	188,880	9,885,979
Cerence, Inc. (a)(b)	57,560	5,475,683
Ceridian HCM Holding, Inc. (a)	203,798	18,231,769
ChannelAdvisor Corp. (a)(b)	43,842	1,040,371
Citrix Systems, Inc.	190,474	21,896,891
Cleanspark, Inc. (a)(b)	48,011	804,664
Cloudera, Inc. (a)(b)	343,491	4,417,294
Cloudflare, Inc. (a)	288,606	23,683,008
CommVault Systems, Inc. (a)	75,435	5,745,884
Cornerstone OnDemand, Inc. (a)	98,364	4,325,065
Coupa Software, Inc. (a)	110,981	26,435,674
Crowdstrike Holdings, Inc. (a)	290,941	64,632,543
Datadog, Inc. Class A (a)	321,067	29,233,150
Datto Holding Corp. (b)	43,352	1,167,903
Digimarc Corp. (a)(b)	21,760	756,595
Digital Turbine, Inc. (a)	116,415	7,703,181
DocuSign, Inc. (a)	289,785	58,426,452
Domo, Inc. Class B (a)	42,174	2,804,571
Dropbox, Inc. Class A (a)(b)	465,632	12,735,035
Duck Creek Technologies, Inc. (a)(b)	48,897	1,922,141
Dynatrace, Inc. (a)	285,416	14,767,424
E2open Parent Holdings, Inc. (a)(b)	214,056	2,727,073
Ebix, Inc. (b)	34,764	952,534
eGain Communications Corp. (a)	36,168	363,127
Elastic NV (a)	98,143	11,601,484
Envestnet, Inc. (a)	83,646	6,020,003
Everbridge, Inc. (a)(b)	57,230	6,724,525
Evolving Systems, Inc. (a)(b)	3,507	6,558
Fair Isaac Corp. (a)	45,419	22,984,739
FireEye, Inc. (a)	377,064	8,434,922
Five9, Inc. (a)	104,639	18,531,567
Fortinet, Inc. (a)	210,137	45,923,340
fuboTV, Inc. (a)(b)	83,858	1,990,789
GSE Systems, Inc. (a)	274	493
GTY Technology Holdings, Inc. (a)(b)	75,168	451,008
Guidewire Software, Inc. (a)	129,420	12,649,511
HubSpot, Inc. (a)	67,690	34,141,482
Intelligent Systems Corp. (a)(b)	8,588	280,570
InterDigital, Inc.	49,320	3,984,070
Intrusion, Inc. (a)(b)	19,226	285,698
Intuit, Inc.	424,646	186,457,812
Inuvo, Inc. (a)(b)	121,663	93,973
Issuer Direct Corp. (a)	1,431	37,034
j2 Global, Inc. (a)(b)	64,875	8,078,884
Jamf Holding Corp. (a)(b)	41,613	1,443,139
Kaspien Holdings, Inc. (a)(b)	105	2,436
LivePerson, Inc. (a)	99,225	5,452,414
Manhattan Associates, Inc. (a)	99,105	13,476,298
Marin Software, Inc. (a)	1,005	1,598
McAfee Corp.	64,494	1,620,734
Medallia, Inc. (a)(b)	130,450	3,348,652
Microsoft Corp.	11,694,397	2,919,857,043
MicroStrategy, Inc. Class A (a)(b)	11,766	5,530,020
Mimecast Ltd. (a)	89,001	4,449,160
Mitek Systems, Inc. (a)(b)	69,038	1,170,884
Model N, Inc. (a)(b)	45,818	1,634,328
Net Element International, Inc. (a)	5,974	61,711
NetSol Technologies, Inc. (a)	11,760	54,449
New Relic, Inc. (a)	82,126	5,147,658
NortonLifeLock, Inc.	904,279	25,012,357
Nuance Communications, Inc. (a)	443,406	23,456,177
Nutanix, Inc. Class A (a)	302,579	9,534,264
NXT-ID, Inc. (a)	23,472	19,829
Oblong, Inc. (a)	15,734	56,800
ON24, Inc. (a)(b)	15,006	482,893
Onespan, Inc. (a)	49,656	1,298,504
Oracle Corp.	2,874,321	226,324,036
Pagerduty, Inc. (a)(b)	88,093	3,580,980
Palantir Technologies, Inc. (a)(b)	680,120	15,608,754
Palo Alto Networks, Inc. (a)	150,136	54,536,902
Park City Group, Inc. (a)(b)	13,889	83,195
Paycom Software, Inc. (a)	76,301	25,148,810
Paylocity Holding Corp. (a)	57,665	9,793,247
Pegasystems, Inc.	61,401	7,253,914
Phunware, Inc. (a)(b)	85,253	115,944
Ping Identity Holding Corp. (a)(b)	58,638	1,413,762
Progress Software Corp. (b)	68,325	3,045,245
Proofpoint, Inc. (a)	89,238	15,421,219
PROS Holdings, Inc. (a)(b)	61,234	2,716,953
PTC, Inc. (a)	164,034	22,003,521
Q2 Holdings, Inc. (a)	82,113	7,794,987
QAD, Inc.:
Class A	16,388	1,171,086
Class B	3,031	146,185
Qualtrics International, Inc.	85,264	2,936,492
Qualys, Inc. (a)(b)	53,236	5,146,856
Qumu Corp. (a)	15,357	72,024
Rapid7, Inc. (a)	85,263	7,132,250
RealNetworks, Inc. (a)(b)	24,148	57,472
Rimini Street, Inc. (a)	30,399	197,897
RingCentral, Inc. (a)	124,047	32,558,616
Riot Blockchain, Inc. (a)(b)	103,634	2,811,590
SailPoint Technologies Holding, Inc. (a)(b)	140,265	6,526,530
Salesforce.com, Inc. (a)	1,423,184	338,860,110
SeaChange International, Inc. (a)	41,040	47,606
SecureWorks Corp. (a)(b)	18,591	261,761
ServiceNow, Inc. (a)	304,275	144,189,837
SharpSpring, Inc. (a)(b)	14,695	200,587
ShotSpotter, Inc. (a)(b)	11,917	485,141
Slack Technologies, Inc. Class A (a)	778,149	34,269,682
Smartsheet, Inc. (a)	180,197	10,646,039
Smith Micro Software, Inc. (a)	54,828	295,523
SolarWinds, Inc. (a)(b)	110,338	1,826,094
Splunk, Inc. (a)	248,977	30,176,012
Sprout Social, Inc. (a)	47,712	3,312,167
SPS Commerce, Inc. (a)	56,725	5,324,209
SS&C Technologies Holdings, Inc.	347,249	25,651,284
Sumo Logic, Inc. (b)	21,247	399,444
Support.com, Inc. (a)(b)	27,657	77,993
SVMK, Inc. (a)	182,665	3,552,834
Synchronoss Technologies, Inc. (a)(b)	71,282	207,431
Synopsys, Inc. (a)	235,689	59,945,140
Telos Corp.	37,121	1,220,538
Tenable Holdings, Inc. (a)	109,743	4,587,257
Teradata Corp. (a)	167,673	8,026,507
The Trade Desk, Inc. (a)	65,803	38,701,376
Tyler Technologies, Inc. (a)	63,064	25,424,882
Upland Software, Inc. (a)	37,773	1,548,315
Varonis Systems, Inc. (a)	156,479	7,557,936
Verb Technology Co., Inc. (a)(b)	67,557	81,744
Verint Systems, Inc. (a)	98,603	4,546,584
Veritone, Inc. (a)(b)	38,877	745,272
Vertex, Inc. Class A (a)(b)	35,734	686,450
Viant Technology, Inc. (b)	17,145	500,463
VirnetX Holding Corp. (b)	93,487	428,170
VMware, Inc. Class A (a)(b)	124,325	19,629,674
Workday, Inc. Class A (a)	285,507	65,301,161
Workiva, Inc. (a)(b)	65,941	6,257,801
Xperi Holding Corp. (b)	164,671	3,527,253
Yext, Inc. (a)	148,656	2,151,052
Zendesk, Inc. (a)	183,050	25,015,613
Zix Corp. (a)	89,425	623,292
Zoom Video Communications, Inc. Class A (a)	317,031	105,105,287
Zscaler, Inc. (a)	115,717	22,472,241
Zuora, Inc. (a)	160,997	2,490,624
		5,877,447,598
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)(b)	190,841	5,612,634
Apple, Inc.	24,470,195	3,049,230,959
Astro-Med, Inc. (a)	8,893	144,511
Avid Technology, Inc. (a)	68,306	2,109,289
Boxlight Corp. (a)(b)	66,134	165,335
Corsair Gaming, Inc. (b)	31,597	986,458
Dell Technologies, Inc. (a)	367,052	36,206,009
Diebold Nixdorf, Inc. (a)	123,042	1,665,989
Eastman Kodak Co. (a)(b)	101,106	719,875
Hewlett Packard Enterprise Co.	2,029,712	32,394,204
HP, Inc.	1,938,560	56,664,109
Immersion Corp. (a)	49,764	425,482
Intevac, Inc. (a)	41,497	288,404
NCR Corp. (a)	199,500	9,615,900
NetApp, Inc.	345,293	26,715,319
One Stop Systems, Inc. (a)(b)	15,326	88,891
Pure Storage, Inc. Class A (a)	387,968	7,390,790
Quantum Corp. (a)	114,107	856,944
Seagate Technology Holdings PLC	311,549	29,830,817
Socket Mobile, Inc. (a)	1,516	8,960
Sonim Technologies, Inc. (a)(b)	68,079	34,577
Super Micro Computer, Inc. (a)	64,992	2,257,822
Transact Technologies, Inc. (a)	4,039	56,425
Western Digital Corp. (a)	473,630	35,631,185
Xerox Holdings Corp.	253,951	5,955,151
		3,305,056,039

TOTAL INFORMATION TECHNOLOGY		16,971,360,789

MATERIALS - 3.0%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	27,740	220,256
AdvanSix, Inc. (a)	47,037	1,489,191
AgroFresh Solutions, Inc. (a)	31,343	69,268
Air Products & Chemicals, Inc.	342,963	102,772,293
Albemarle Corp. U.S.	180,226	30,112,160
American Vanguard Corp.	39,593	728,115
Amyris, Inc. (a)	262,147	3,730,352
Ashland Global Holdings, Inc. (b)	87,320	8,281,429
Avient Corp.	142,856	7,425,655
Axalta Coating Systems Ltd. (a)	319,185	10,354,361
Balchem Corp.	51,283	6,718,073
Cabot Corp.	85,119	5,411,866
Celanese Corp. Class A	176,647	29,226,246
CF Industries Holdings, Inc.	328,657	17,474,693
Chase Corp.	12,178	1,290,868
Core Molding Technologies, Inc. (a)	7,658	103,383
Corteva, Inc.	1,154,455	52,527,703
Danimer Scientific, Inc. (a)(b)	99,401	2,204,714
Dow, Inc.	1,157,634	79,205,318
DuPont de Nemours, Inc.	833,458	70,502,212
Eastman Chemical Co.	212,715	26,674,461
Ecolab, Inc.	384,949	82,794,831
Element Solutions, Inc.	341,952	7,998,257
Ferro Corp. (a)	129,415	2,795,364
Flotek Industries, Inc. (a)(b)	92,584	201,833
FMC Corp.	201,534	23,517,002
FutureFuel Corp.	46,867	481,324
GCP Applied Technologies, Inc. (a)	83,405	2,033,414
H.B. Fuller Co. (b)	81,468	5,631,068
Hawkins, Inc. (b)	29,228	994,337
Huntsman Corp.	309,337	8,778,984
Ingevity Corp. (a)	62,361	5,132,934
Innospec, Inc.	38,486	3,891,319
International Flavors & Fragrances, Inc.	385,104	54,557,684
Intrepid Potash, Inc. (a)	16,359	468,195
Koppers Holdings, Inc. (a)	31,948	1,107,637
Kraton Performance Polymers, Inc. (a)	51,103	1,734,947
Kronos Worldwide, Inc.	40,274	654,050
Linde PLC	810,557	243,653,434
Livent Corp. (a)(b)	232,838	4,542,669
Loop Industries, Inc. (a)(b)	29,687	274,011
LSB Industries, Inc. (a)	30,831	193,927
LyondellBasell Industries NV Class A	398,109	44,835,036
Marrone Bio Innovations, Inc. (a)	136,318	190,845
Minerals Technologies, Inc. (b)	52,537	4,570,719
NewMarket Corp.	11,736	4,028,147
Northern Technologies International Corp.	1,627	26,813
Olin Corp.	223,731	10,938,209
Orion Engineered Carbons SA (a)	98,087	1,985,281
PPG Industries, Inc.	367,544	66,055,008
PQ Group Holdings, Inc.	79,860	1,304,912
Quaker Chemical Corp. (b)	20,884	5,065,414
Rayonier Advanced Materials, Inc. (a)	100,330	774,548
RPM International, Inc.	200,969	18,796,631
Sensient Technologies Corp.	66,328	5,753,954
Sherwin-Williams Co.	375,031	106,332,539
Stepan Co. (b)	32,193	4,335,109
The Chemours Co. LLC	253,519	9,108,938
The Mosaic Co.	532,127	19,231,070
The Scotts Miracle-Gro Co. Class A	63,017	13,698,005
Trecora Resources (a)(b)	28,027	229,541
Tredegar Corp.	40,525	617,601
Trinseo SA (b)	59,441	3,860,099
Tronox Holdings PLC	168,917	3,966,171
Valhi, Inc.	4,257	109,490
Valvoline, Inc.	284,164	9,377,412
Venator Materials PLC (a)	76,553	380,468
W.R. Grace & Co.	94,813	6,496,587
Westlake Chemical Corp.	53,500	5,396,545
		1,255,424,930
Construction Materials - 0.1%
Eagle Materials, Inc.	65,339	9,589,152
Forterra, Inc. (a)	30,943	723,447
Martin Marietta Materials, Inc.	96,832	35,212,957
Summit Materials, Inc. (a)	178,738	6,223,657
U.S. Concrete, Inc. (a)(b)	24,906	1,419,393
United States Lime & Minerals, Inc.	2,834	394,351
Vulcan Materials Co.	204,643	37,515,155
		91,078,112
Containers & Packaging - 0.4%
Amcor PLC	2,422,462	28,585,052
Aptargroup, Inc.	100,733	14,838,978
Avery Dennison Corp.	128,100	28,249,893
Ball Corp.	508,632	41,789,205
Berry Global Group, Inc. (a)	206,878	14,111,148
Crown Holdings, Inc.	208,314	21,506,337
Graphic Packaging Holding Co.	411,586	7,276,840
Greif, Inc.:
Class A	42,211	2,604,841
Class B	9,210	550,574
International Paper Co.	607,120	38,309,272
Myers Industries, Inc.	59,545	1,311,776
O-I Glass, Inc. (a)	244,016	4,497,215
Packaging Corp. of America	146,506	21,778,117
Pactiv Evergreen, Inc. (b)	58,673	870,707
Ranpak Holdings Corp. (A Shares) (a)	56,235	1,241,669
Sealed Air Corp.	239,838	13,637,189
Silgan Holdings, Inc.	126,190	5,316,385
Sonoco Products Co.	155,575	10,504,424
UFP Technologies, Inc. (a)(b)	10,975	597,479
WestRock Co.	407,076	23,740,672
		281,317,773
Metals & Mining - 0.6%
Alcoa Corp. (a)	287,680	11,412,266
Allegheny Technologies, Inc. (a)(b)	201,208	4,927,584
Alpha Metallurgical Resources (a)(b)	29,324	582,375
Ampco-Pittsburgh Corp. (a)(b)	10,622	74,673
Arconic Rolled Products Corp. (a)	149,850	5,420,075
Carpenter Technology Corp.	76,462	3,664,059
Century Aluminum Co. (a)	77,869	1,059,797
Cleveland-Cliffs, Inc. (a)	711,993	14,325,299
Coeur d'Alene Mines Corp. (a)(b)	369,368	3,841,427
Commercial Metals Co.	184,347	5,801,400
Compass Minerals International, Inc.	51,865	3,625,364
Comstock Mining, Inc. (a)(b)	142,510	541,538
Freeport-McMoRan, Inc.	2,259,512	96,526,353
Friedman Industries	4,030	53,398
Gatos Silver, Inc. (b)	32,174	548,245
Gold Resource Corp. (b)	117,167	325,724
Golden Minerals Co. (a)(b)	97,441	71,853
Haynes International, Inc.	18,671	649,751
Hecla Mining Co.	834,688	7,512,192
Hycroft Mining Holding Corp. (a)(b)	59,742	240,163
Kaiser Aluminum Corp. (b)	24,992	3,233,715
Materion Corp.	31,488	2,482,829
McEwen Mining, Inc. (a)(b)	552,224	811,769
MP Materials Corp. (a)(b)	96,325	2,704,806
Newmont Corp.	1,241,857	91,251,652
Nucor Corp.	460,509	47,220,593
Olympic Steel, Inc. (b)	15,009	536,572
Paramount Gold Nevada Corp. (a)	5,612	6,005
Ramaco Resources, Inc. (a)(b)	2,665	15,324
Reliance Steel & Aluminum Co.	98,188	16,502,457
Royal Gold, Inc.	103,302	12,785,689
Ryerson Holding Corp. (a)	24,848	411,483
Schnitzer Steel Industries, Inc. Class A	43,053	2,345,527
Solitario Exploration & Royalty Corp. (a)	12,775	8,591
Steel Dynamics, Inc.	311,167	19,426,156
SunCoke Energy, Inc.	132,237	995,745
Synalloy Corp. (a)	10,355	102,204
TimkenSteel Corp. (a)	64,113	971,312
U.S. Antimony Corp. (a)	69,277	58,885
U.S. Gold Corp. (a)	4,474	54,807
United States Steel Corp. (b)	408,023	10,580,036
Universal Stainless & Alloy Products, Inc. (a)	11,782	126,657
Warrior Metropolitan Coal, Inc.	77,469	1,417,683
Worthington Industries, Inc.	53,150	3,527,566
		378,781,599
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	25,374	723,920
Domtar Corp. (a)	83,969	4,553,639
Glatfelter Corp.	68,287	1,007,916
Louisiana-Pacific Corp. (b)	165,042	11,092,473
Mercer International, Inc. (SBI)	69,747	1,035,045
Neenah, Inc.	27,539	1,457,639
Resolute Forest Products (a)(b)	138,617	2,338,469
Schweitzer-Mauduit International, Inc.	47,492	1,942,898
Verso Corp.	52,711	896,614
		25,048,613

TOTAL MATERIALS		2,031,651,027

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	133,570	2,898,469
Agree Realty Corp.	108,163	7,601,696
Alexander & Baldwin, Inc.	110,807	2,128,602
Alexanders, Inc.	3,399	921,673
Alexandria Real Estate Equities, Inc.	198,210	35,332,915
Alpine Income Property Trust, Inc.	6,412	116,891
American Assets Trust, Inc.	80,482	2,941,617
American Campus Communities, Inc.	214,026	10,093,466
American Finance Trust, Inc.	171,393	1,559,676
American Homes 4 Rent Class A	417,805	15,905,836
American Tower Corp.	703,532	179,724,285
Americold Realty Trust	392,019	14,904,562
Apartment Income (REIT) Corp.	232,011	10,807,072
Apartment Investment & Management Co. Class A	224,110	1,579,976
Apple Hospitality (REIT), Inc.	320,621	5,088,255
Armada Hoffler Properties, Inc.	89,513	1,187,838
Ashford Hospitality Trust, Inc. (a)	99,146	401,541
AvalonBay Communities, Inc.	216,178	44,735,875
Bluerock Residential Growth (REIT), Inc.	42,858	416,151
Boston Properties, Inc.	220,026	25,866,257
Braemar Hotels & Resorts, Inc. (a)	44,906	276,172
Brandywine Realty Trust (SBI)	268,007	3,768,178
Brixmor Property Group, Inc.	452,871	10,284,700
Broadstone Net Lease, Inc.	59,840	1,306,906
BRT Apartments Corp.	38,461	689,606
Camden Property Trust (SBI)	151,341	18,975,135
CareTrust (REIT), Inc.	146,739	3,416,084
CatchMark Timber Trust, Inc.	71,502	854,449
Cedar Realty Trust, Inc. (b)	20,673	294,177
Centerspace	19,362	1,378,381
Chatham Lodging Trust (a)	72,371	953,126
CIM Commercial Trust Corp.	2,972	35,605
City Office REIT, Inc.	79,355	917,344
Clipper Realty, Inc.	18,245	147,785
Colony Capital, Inc. (a)(b)	760,222	5,222,725
Columbia Property Trust, Inc.	175,442	3,068,481
Community Healthcare Trust, Inc.	34,652	1,638,347
Condor Hospitality Trust, Inc. (a)	76	323
CorEnergy Infrastructure Trust, Inc.	20,064	122,190
CorePoint Lodging, Inc. (a)	63,549	666,629
CoreSite Realty Corp.	66,230	8,030,388
Corporate Office Properties Trust (SBI)	175,005	4,830,138
Cousins Properties, Inc.	235,460	8,733,211
Crown Castle International Corp.	668,775	126,732,863
CTO Realty Growth, Inc. (b)	9,746	514,784
CubeSmart	307,490	13,464,987
CyrusOne, Inc.	186,909	13,784,539
DiamondRock Hospitality Co. (a)	330,337	3,197,662
Digital Realty Trust, Inc.	436,086	66,093,194
Diversified Healthcare Trust (SBI)	369,964	1,342,969
Douglas Emmett, Inc.	254,979	8,852,871
Duke Realty Corp.	584,475	27,154,709
Easterly Government Properties, Inc.	135,481	2,808,521
EastGroup Properties, Inc.	61,670	9,748,794
Empire State Realty Trust, Inc.	226,638	2,681,128
EPR Properties	116,111	5,706,856
Equinix, Inc.	138,432	101,985,623
Equity Commonwealth	192,473	5,281,459
Equity Lifestyle Properties, Inc.	263,975	18,705,269
Equity Residential (SBI)	530,198	41,063,835
Essential Properties Realty Trust, Inc.	185,859	4,757,990
Essex Property Trust, Inc.	100,877	29,787,969
Extra Space Storage, Inc.	204,938	30,701,762
Farmland Partners, Inc.	63,109	784,445
Federal Realty Investment Trust (SBI)	107,076	12,243,070
First Industrial Realty Trust, Inc.	199,956	10,125,772
Four Corners Property Trust, Inc.	117,650	3,265,964
Franklin Street Properties Corp.	166,446	855,532
Gaming & Leisure Properties	338,663	15,700,417
Getty Realty Corp.	57,459	1,788,699
Gladstone Commercial Corp.	57,505	1,246,133
Gladstone Land Corp.	35,626	824,029
Global Medical REIT, Inc.	67,288	968,947
Global Net Lease, Inc.	142,870	2,791,680
Global Self Storage, Inc.	1,725	9,470
Healthcare Realty Trust, Inc.	220,354	6,685,540
Healthcare Trust of America, Inc.	342,705	9,393,544
Healthpeak Properties, Inc.	833,757	27,830,809
Hersha Hospitality Trust (a)	63,989	687,882
Highwoods Properties, Inc. (SBI)	159,931	7,305,648
Host Hotels & Resorts, Inc. (a)	1,083,104	18,596,896
Hudson Pacific Properties, Inc.	234,455	6,796,850
Independence Realty Trust, Inc.	203,953	3,483,517
Indus Realty Trust, Inc.	6,969	458,978
Industrial Logistics Properties Trust	106,689	2,673,626
Invitation Homes, Inc.	885,182	32,105,551
Iron Mountain, Inc. (b)	445,981	19,418,013
iStar Financial, Inc. (b)	117,954	1,982,807
JBG SMITH Properties	173,873	5,600,449
Kilroy Realty Corp.	162,648	11,419,516
Kimco Realty Corp.	668,169	14,238,681
Kite Realty Group Trust	138,925	2,945,210
Lamar Advertising Co. Class A	133,876	14,032,882
Lexington Corporate Properties Trust	437,782	5,419,741
Life Storage, Inc.	118,986	11,831,968
LTC Properties, Inc.	61,833	2,422,617
Mack-Cali Realty Corp.	128,271	2,189,586
Medical Properties Trust, Inc.	905,059	19,160,099
Mid-America Apartment Communities, Inc.	177,905	28,589,334
Monmouth Real Estate Investment Corp. Class A	158,687	2,989,663
National Health Investors, Inc.	69,200	4,560,972
National Retail Properties, Inc.	269,946	12,511,997
National Storage Affiliates Trust	98,494	4,540,573
NETSTREIT Corp.	42,976	959,224
New Senior Investment Group, Inc.	142,626	945,610
NexPoint Residential Trust, Inc.	35,986	1,865,514
Office Properties Income Trust	77,422	2,263,045
Omega Healthcare Investors, Inc.	359,653	13,170,493
One Liberty Properties, Inc.	29,137	744,450
Outfront Media, Inc. (a)	222,151	5,318,295
Paramount Group, Inc.	254,610	2,795,618
Park Hotels & Resorts, Inc. (a)	371,137	7,715,938
Pebblebrook Hotel Trust	200,456	4,480,192
Pennsylvania Real Estate Investment Trust (SBI)	82,490	172,404
Physicians Realty Trust	340,404	6,171,525
Piedmont Office Realty Trust, Inc. Class A	195,849	3,621,248
Plymouth Industrial REIT, Inc.	50,320	963,125
Postal Realty Trust, Inc.	20,396	412,203
Potlatch Corp.	104,573	6,295,295
Preferred Apartment Communities, Inc. Class A	79,157	776,530
Prologis (REIT), Inc.	1,149,907	135,505,041
PS Business Parks, Inc.	33,593	5,205,571
Public Storage	235,914	66,640,987
QTS Realty Trust, Inc. Class A	100,270	6,355,113
Rayonier, Inc.	211,570	8,079,858
Realty Income Corp.	580,121	39,680,276
Regency Centers Corp.	245,240	15,842,504
Retail Opportunity Investments Corp.	189,130	3,377,862
Retail Properties America, Inc.	334,094	4,025,833
Retail Value, Inc.	27,342	480,126
Rexford Industrial Realty, Inc.	204,784	11,310,220
RLJ Lodging Trust	251,555	3,866,400
RPT Realty	129,153	1,646,701
Ryman Hospitality Properties, Inc. (a)	85,576	6,410,498
Sabra Health Care REIT, Inc.	325,988	5,695,010
Safehold, Inc.	21,726	1,522,993
Saul Centers, Inc.	20,139	895,179
SBA Communications Corp. Class A	170,495	50,827,969
Seritage Growth Properties (a)	53,700	906,456
Service Properties Trust	253,353	3,182,114
Simon Property Group, Inc.	508,017	65,275,104
SITE Centers Corp.	251,478	3,764,626
SL Green Realty Corp. (b)	110,842	8,780,903
Sotherly Hotels, Inc. (a)	1,919	7,139
Spirit Realty Capital, Inc.	179,712	8,493,189
Stag Industrial, Inc.	248,701	8,881,113
Store Capital Corp.	370,935	12,760,164
Summit Hotel Properties, Inc. (a)	162,980	1,566,238
Sun Communities, Inc.	173,170	28,992,121
Sunstone Hotel Investors, Inc. (a)	323,790	4,066,802
Tanger Factory Outlet Centers, Inc. (b)	144,409	2,531,490
Terreno Realty Corp.	105,652	6,721,580
The GEO Group, Inc. (b)	187,252	971,838
The Macerich Co.	180,264	2,868,000
UDR, Inc.	461,211	21,967,480
UMH Properties, Inc.	56,601	1,200,507
Uniti Group, Inc.	373,239	4,053,376
Universal Health Realty Income Trust (SBI)	18,927	1,309,748
Urban Edge Properties	178,440	3,452,814
Urstadt Biddle Properties, Inc. Class A	52,535	960,340
Ventas, Inc.	581,478	32,242,955
VEREIT, Inc.	356,481	16,957,801
VICI Properties, Inc. (b)	833,553	25,948,505
Vornado Realty Trust	241,179	11,402,943
Washington Prime Group, Inc. (a)(b)	32,736	72,674
Washington REIT (SBI)	134,568	3,182,533
Weingarten Realty Investors (SBI)	189,054	6,195,300
Welltower, Inc.	646,548	48,342,394
Weyerhaeuser Co.	1,158,262	43,967,626
Wheeler REIT, Inc. (a)	4,774	19,860
Whitestone REIT Class B	60,198	498,439
WP Carey, Inc.	272,844	20,586,080
Xenia Hotels & Resorts, Inc. (a)	176,409	3,424,099
		2,116,260,825
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	15,310	104,567
CBRE Group, Inc. (a)	518,179	45,485,753
Cushman & Wakefield PLC (a)(b)	173,278	3,294,015
eXp World Holdings, Inc. (a)(b)	84,157	2,714,905
Fathom Holdings, Inc. (a)(b)	3,596	118,740
Forestar Group, Inc. (a)	24,244	557,854
FRP Holdings, Inc. (a)	12,591	721,842
Howard Hughes Corp. (a)	70,081	7,416,672
Jones Lang LaSalle, Inc. (a)	79,269	16,032,155
Kennedy-Wilson Holdings, Inc.	190,038	3,770,354
Marcus & Millichap, Inc. (a)	36,221	1,423,485
Maui Land & Pineapple, Inc. (a)(b)	22,080	235,373
Newmark Group, Inc.	250,013	3,225,168
Opendoor Technologies, Inc. (a)(b)	535,116	8,379,917
Rafael Holdings, Inc. (a)(b)	15,875	820,738
RE/MAX Holdings, Inc.	28,435	995,509
Realogy Holdings Corp. (a)(b)	182,366	3,229,702
Redfin Corp. (a)	161,127	9,511,327
Stratus Properties, Inc. (a)	9,028	245,291
Tejon Ranch Co. (a)	27,823	416,232
The RMR Group, Inc.	23,696	926,988
The St. Joe Co. (b)	47,225	2,208,713
Transcontinental Realty Investors, Inc. (a)(b)	14,596	424,744
Trinity Place Holdings, Inc. (a)	9,192	17,557
		112,277,601

TOTAL REAL ESTATE		2,228,538,426

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	82,156	5,659,727
Alliant Energy Corp.	391,509	22,374,739
American Electric Power Co., Inc.	772,778	66,458,908
Avangrid, Inc. (b)	86,349	4,548,865
Duke Energy Corp.	1,192,451	119,507,439
Edison International	588,617	32,886,032
Entergy Corp.	309,842	32,613,969
Evergy, Inc.	357,669	22,171,901
Eversource Energy	530,996	43,111,565
Exelon Corp.	1,512,063	68,224,283
FirstEnergy Corp.	843,684	31,984,060
Genie Energy Ltd. Class B (b)	35,001	213,506
Hawaiian Electric Industries, Inc.	165,628	7,130,285
IDACORP, Inc.	79,319	7,769,296
MGE Energy, Inc.	55,136	4,136,303
NextEra Energy, Inc.	3,038,732	222,495,957
NRG Energy, Inc.	375,383	12,068,563
OGE Energy Corp.	306,728	10,582,116
Otter Tail Corp.	63,627	3,052,187
PG&E Corp. (a)	2,309,551	23,418,847
Pinnacle West Capital Corp.	173,179	14,647,480
PNM Resources, Inc.	135,280	6,644,954
Portland General Electric Co.	139,890	6,706,327
PPL Corp.	1,197,200	34,850,492
Southern Co.	1,636,696	104,617,608
Spark Energy, Inc. Class A, (b)	17,335	180,111
Xcel Energy, Inc.	835,127	59,193,802
		967,249,322
Gas Utilities - 0.1%
Atmos Energy Corp.	199,437	19,778,167
Chesapeake Utilities Corp.	26,505	3,036,413
National Fuel Gas Co.	144,346	7,490,114
New Jersey Resources Corp. (b)	155,361	6,637,022
Northwest Natural Holding Co.	48,857	2,583,558
ONE Gas, Inc.	82,224	6,110,888
RGC Resources, Inc. (b)	11,687	267,399
South Jersey Industries, Inc. (b)	149,473	3,984,950
Southwest Gas Holdings, Inc.	87,296	5,762,409
Spire, Inc. (b)	79,339	5,685,433
UGI Corp.	321,519	14,805,950
		76,142,303
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	29,386	738,470
Class C (b)	132,813	3,563,373
Ormat Technologies, Inc. (b)	70,556	4,871,892
Sunnova Energy International, Inc. (a)	102,035	2,979,422
The AES Corp.	1,031,175	26,202,157
Vistra Corp.	751,800	12,156,606
		50,511,920
Multi-Utilities - 0.7%
Ameren Corp.	390,702	32,897,108
Avista Corp.	109,493	4,963,318
Black Hills Corp.	95,934	6,311,498
CenterPoint Energy, Inc.	856,925	21,680,203
CMS Energy Corp.	446,543	28,016,108
Consolidated Edison, Inc.	534,196	41,261,299
Dominion Energy, Inc.	1,252,228	95,344,640
DTE Energy Co.	299,360	41,308,686
MDU Resources Group, Inc.	310,467	10,450,319
NiSource, Inc.	603,580	15,391,290
NorthWestern Energy Corp.	80,780	5,117,413
Public Service Enterprise Group, Inc.	780,813	48,504,104
Sempra Energy	488,306	66,160,580
Unitil Corp. (b)	25,972	1,424,564
WEC Energy Group, Inc.	489,291	45,949,318
		464,780,448
Water Utilities - 0.1%
American States Water Co.	57,283	4,546,552
American Water Works Co., Inc.	281,699	43,668,979
Artesian Resources Corp. Class A	10,722	442,175
Cadiz, Inc. (a)(b)	51,666	710,924
California Water Service Group	76,021	4,321,034
Essential Utilities, Inc.	347,065	16,589,707
Global Water Resources, Inc. (b)	12,626	215,652
Middlesex Water Co.	27,124	2,331,579
Pure Cycle Corp. (a)	33,010	466,761
SJW Corp.	40,925	2,637,616
York Water Co. (b)	23,522	1,183,862
		77,114,841

TOTAL UTILITIES		1,635,798,834

TOTAL COMMON STOCKS
(Cost $35,324,003,944)		67,068,317,589

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.06% (e)	354,822,275	354,893,239
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	1,591,152,080	1,591,311,195
TOTAL MONEY MARKET FUNDS
(Cost $1,946,173,849)		1,946,204,434
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $37,270,177,793)		69,014,522,023
NET OTHER ASSETS (LIABILITIES) - (2.2)%(g)		(1,474,034,306)
NET ASSETS - 100%		$67,540,487,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	488	June 2021	$55,353,840	$1,674,356	$1,674,356
CME E-mini S&P 500 Index Contracts (United States)	1,803	June 2021	378,846,360	15,262,783	15,262,783
CME E-mini S&P MidCap 400 Index Contracts (United States)	101	June 2021	27,539,670	937,222	937,222
TOTAL FUTURES CONTRACTS					$17,874,361

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,862,723 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $23,803,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,213
Fidelity Securities Lending Cash Central Fund	1,816,832
Total	$1,851,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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